UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Barbara A. McCann
                          Vice President and Secretary
                       One Boston Place, Boston, MA 02108
         ---------------------------------------------------------------
                     (Name and address of agent for service)

                                 with a copy to:
                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                   ------------------------------------------

                  Date of reporting period: September 30, 2004
                     --------------------------------------

Item 1. Reports to Stockholders.


                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds





Annual Report                      THE BOSTON COMPANY
                                   INTERNATIONAL CORE EQUITY FUND
--------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2004

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund' s Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund' s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC's web site at http:
//www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

November 29, 2004

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2004.

The past 12 months have been largely positive ones for the financial markets, as the economic expansion continued. However, as the year progressed, estimates of the recovery's strength have been reined in, to the benefit of fixed income and the detriment of stocks.

The S&P 500 finished 2003 and entered 2004 with a sharp 100-point climb to its peak in March, fueled to a large degree by above-trend GDP growth and driven by a potent mix of tax cuts, monetary policy and government spending. But the momentum stalled, as the market dealt with the prospect of inflation and a new tightening cycle by the Federal Reserve, and the uncertainties of a tight presidential campaign. Since March, the S&P 500 has been largely range-bound, except for booming oil stocks. Economic indicators increasingly painted a picture of a slowdown to more normal growth, and corporate profits appeared strong, but less robust than anticipated.

In the bond market, 2003 ended with much speculation about when and how the Fed would end one of the longest stretches of easy monetary policy on record, which had driven rates to historical lows. In the fall of 2003, the prospect of deflation was still a factor in the Fed's deliberations, and was its stated rationale for maintaining an accommodative stance. Soon, however, the Fed began to refer to a "measured pace" of tightening. The market reacted by switching gears dramatically, sending the 10-year U.S. Treasury note from 3.7% on March 16 to 4.9% on June 14. Since then, as the economic outlook softened, with relatively tame inflation, yields have settled back to about 4%, roughly the same as a year ago.

Looking ahead, it's clear that there are some causes for concern. Consumers are weighted with debt and potentially vulnerable in a rising rate environment. Companies are hoarding cash, and are being deliberate in boosting employment and spending on plant and equipment, as federal stimulus is waning. Nevertheless, business activity has some significant momentum, which should carry over into 2005, with reasonably strong profit growth and modest inflation.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard
-----------------------
Patrick J. Sheppard

                  One Boston Place  *  Boston, MA 02108-4402

                        A Mellon Asset Management Company

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

                       MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

September 2004

The Boston Company International Core Equity Fund (the "International Core Equity Fund") return for the twelve months ended September 30, 2004 was 27.04% versus 22.08% for its benchmark, the MSCI EAFE index. This was the second consecutive year of better than 27% returns for the Fund. The Fund's 1 Year, 3 Year and 5 Year average annual total returns have exceeded the benchmark by solid margins since the change of strategy to actively manage individual stock holdings in 1996.

All but one EAFE market (Finland) posted double-digit annual returns, as measured in US dollars. Norway proved to be the highest performing market with a return of 65%. Finland's market lagged with a return of 5%. Energy stocks rose the most with a 38.8% return, while Information Technology stocks rose the least with a 4.5% return. Not surprisingly, Norway's market is heavily weighted toward energy, and Finland's is dominated by technology, primarily Nokia. Energy stocks were buoyed by oil prices that remained much higher than anticipated. Very strong demand, especially from developing markets, and supply concerns due to unrest in Iraq and elsewhere combined to keep oil prices high. Technology stocks were depressed by very intense price competition, industry overcapacity, reluctance of buyers to invest in new products, and valuation levels that still appear to be too high relative to other sectors.

The International Core Equity Fund outperformed its index during the period, largely due to our process of disciplined stock selection. Contribution to the positive relative performance was broad based. The Fund outperformed the benchmark in every region and in 17 of 21 countries. In addition the Fund outperformed the benchmark in nine of 10 economic sectors. The Fund trailed its benchmark only in the Health Care sector, and that by only a very modest amount

The portfolio continues to reflect our approach of investing in stocks of companies that are attractively valued and exhibit improving business momentum. The global economy is growing. Policy makers have begun the process of removing the massive stimulus pumped into the system following the last recession and the September 11 terrorist attacks. While policy has not yet moved into restrictive territory, the combination of higher rates and higher oil prices may undermine the strength of the economic expansion. Corporate profits are expected to grow, but at a slower pace. It remains unclear whether investors will be encouraged by the growth, or discouraged by the slowdown in the rate of growth. Overall, valuation levels seem reasonable.

/s/ Remi J. Browne                        /s/ Peter Carpenter
------------------                        -------------------
Remi J. Browne                            Peter Carpenter

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

  COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN THE BOSTON COMPANY
              INTERNATIONAL CORE EQUITY FUND AND MSCI EAFE INDEX
--------------------------------------------------------------------------------

[DATA BELOW REPRESENTS LINE CHART IN THE ORIGINAL DOCUMENT]

                                  TBC International           MSCI EAFE
                                   Core Equity Fund             Index
                                  -----------------           ---------
                 Beginning             $100,000                $100,000
1994
                 Quarter3              $102,835                $100,096
                 Quarter4               $98,851                 $99,075
1995
                 Quarter1               $93,848                $100,920
                 Quarter2               $96,253                $101,653
                 Quarter3               $98,569                $105,890
                 Quarter4              $100,971                $110,178
1996
                 Quarter1              $103,373                $113,362
                 Quarter2              $108,424                $115,156
                 Quarter3              $107,181                $115,012
                 Quarter4              $108,485                $116,842
1997
                 Quarter1              $106,619                $115,012
                 Quarter2              $119,256                $129,938
                 Quarter3              $116,779                $129,024
                 Quarter4              $105,805                $118,921
1998
                 Quarter1              $128,562                $136,414
                 Quarter2              $133,092                $137,863
                 Quarter3              $113,364                $118,267
                 Quarter4              $131,757                $142,702
1999
                 Quarter1              $129,008                $144,687
                 Quarter2              $133,360                $148,363
                 Quarter3              $137,464                $154,875
                 Quarter4              $155,276                $181,180
2000
                 Quarter1              $153,904                $180,990
                 Quarter2              $154,531                $173,820
                 Quarter3              $147,188                $159,798
                 Quarter4              $147,876                $155,511
2001
                 Quarter1              $135,625                $134,194
                 Quarter2              $141,985                $132,792
                 Quarter3              $124,514                $114,201
                 Quarter4              $130,028                $122,165
2002
                 Quarter1              $134,148                $122,786
                 Quarter2              $139,027                $120,183
                 Quarter3              $116,082                 $96,467
                 Quarter4              $121,607                $102,691
2003
                 Quarter1              $115,852                 $94,257
                 Quarter2              $136,274                $112,419
                 Quarter3              $148,891                $121,556
                 Quarter4              $173,520                $142,316
2004
                 Quarter1              $185,001                $148,491
                 Quarter2              $185,748                $148,810
                 Quarter3              $189,040                $148,396

                          AVERAGE ANNUAL TOTAL RETURNS
                          (FOR PERIOD ENDED 9/30/2004)
--------------------------------------------------------------------------------

                                                                     Since
                                                                   Inception
  1 Year          3 Year           5 Year           10 Year       12/08/1988
--------------------------------------------------------------------------------
  27.04%          14.93%           6.58%            6.28%            6.40%

AVERAGE ANNUAL TOTAL RETURNS REFLECT THE CHANGE IN THE VALUE OF AN INVESTMENT, ASSUMING REINVESTMENT OF THE FUND'S DIVIDEND INCOME AND CAPITAL GAINS. THE $100,000 LINE GRAPH AND THE FUND'S RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. DURING PERIODS OF REIMBURSEMENT BY THE FUND'S INVESTMENT ADVISER (IF APPLICABLE), THE FUND'S TOTAL RETURN WILL BE GREATER THAN IT WOULD BE HAD THE REIMBURSEMENT NOT OCCURRED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

                           SHAREHOLDER EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                           Expenses Paid
                                        Beginning                    Ending                During Period+
                                      Account Value              Account Value            April 1, 2004 to
                                      April 1, 2004           September 30, 2004         September 30, 2004
-------------------------------------------------------------------------------------------------------------
Actual                                  $1,000.00                   $1,021.80                  $5.66
Hypothetical (5% return per year
  before expenses)                      $1,000.00                   $1,019.40                  $5.65

-----------------
+ EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.12%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).THE EXAMPLE REFLECTS THE COMBINED EXPENSES OF THE FUND AND THE MASTER PORTFOLIO IN WHICH IT INVESTS ALL ITS ASSETS.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
  Investment in The Boston Company International
  Core Equity Portfolio ("Portfolio"), at value (Note 1A)              $124,401,585
  Receivable for Fund shares sold                                           290,355
  Prepaid expenses                                                            9,636
                                                                       ------------
    Total assets                                                        124,701,576
LIABILITIES
 Accrued transfer agent fees                        $      3,992
 Accrued trustees' fees and expenses                       1,000
 Other liabilities                                        21,892
                                                    ------------
    Total liabilities                                                        26,884
                                                                       ------------
NET ASSETS                                                             $124,674,692
                                                                       ------------
NET ASSETS CONSIST OF:
  Paid-in capital                                                      $104,299,708
  Accumulated net realized gain                                           2,093,960
  Undistributed net investment income                                       366,203
  Net unrealized appreciation                                            17,914,821
                                                                       ------------
TOTAL NET ASSETS                                                       $124,674,692
                                                                       ============
Shares of beneficial interest outstanding                                 4,612,866
                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                      $      27.03
                                                                       ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income allocated from Portfolio (net of foreign withholding taxes of $272,321)                          $ 2,153,396
  Interest income allocated from Portfolio                                                                              96,538
  Expenses allocated from Portfolio                                                                                   (999,966)
                                                                                                                   -----------
    Net investment income allocated from Portfolio                                                                   1,249,968

EXPENSES
 Transfer agent fees (Note 2)                                                                        $    7,691
 Legal and audit services                                                                                30,741
 Registration fees                                                                                       21,976
 Shareholders reports                                                                                     7,600
 Trustees' fees and expenses (Note 2)                                                                     1,889
 Miscellaneous                                                                                            7,955
                                                                                                     ----------
    Total expenses                                                                                                      77,852
                                                                                                                   -----------
    Net investment income                                                                                            1,172,116
                                                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) allocated from Portfolio on:
 Investment security transactions and financial futures contracts                                                   15,537,985
 Change in unrealized appreciation (depreciation) on investments allocated from Portfolio                            5,250,294
                                                                                                                   -----------
  Net realized and unrealized gain on investments                                                                   20,788,279
                                                                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                         $21,960,395
                                                                                                                   ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       For the               For the
                                                                                      Year Ended            Year Ended
                                                                                  September 30, 2004    September 30, 2003
                                                                                  ------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
  Net investment income                                                             $  1,172,116          $    747,952
  Net realized gain (loss)                                                            15,537,985              (763,919)
  Change in net unrealized appreciation                                                5,250,294            16,226,851
                                                                                    ------------          ------------
  Net increase (decrease) in net assets from operations                               21,960,395            16,210,884
                                                                                    ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net investment income                                                          (1,441,503)             (847,624)
                                                                                    ------------          ------------
  Total distributions to shareholders                                                 (1,441,503)             (847,624)
                                                                                    ------------          ------------
FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                    47,227,583            18,786,883
  Value of shares issued to shareholders
    in payment of distributions declared                                                 939,636               513,688
  Cost of shares redeemed                                                            (21,738,718)           (8,023,768)
                                                                                    ------------          ------------
  Net increase (decrease) in net assets from Fund share transactions                  26,428,501            11,276,803
                                                                                    ------------          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               46,947,393            26,640,063

NET ASSETS
  At beginning of period                                                              77,727,299            51,087,236
                                                                                    ------------          ------------
  At end of period (including undistributed
    net investment income of $366,203 and $608,298)                                 $124,674,692          $ 77,727,299
                                                                                    ============          ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              Year Ended September 30,
                                                             -----------------------------------------------------------
                                                               2004         2003        2002         2001          2000
                                                             --------     -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  21.62     $ 17.10      $ 18.53      $ 23.45      $ 23.77
                                                             --------     -------      -------      -------      -------
FROM INVESTMENT OPERATIONS:
   Net investment income(* (1))                                  0.31        0.23         0.25         0.24         0.24
   Net realized and unrealized gains (loss) on investments       5.49        4.55        (1.48)       (3.63)        1.42
                                                             --------     -------      -------      -------      -------
Total from investment operations                                 5.80        4.78        (1.23)       (3.39)        1.66
                                                             --------     -------      -------      -------      -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                   (0.39)      (0.26)       (0.20)       (0.20)       (0.43)
   From net realized gains on investments                          --          --           --        (1.33)       (1.55)
                                                             --------     -------      -------      -------      -------
Total distributions to shareholders                             (0.39)      (0.26)       (0.20)       (1.53)       (1.98)
                                                             --------     -------      -------      -------      -------
NET ASSET VALUE, END OF YEAR                                 $  27.03     $ 21.62      $ 17.10      $ 18.53      $ 23.45
                                                             ========     =======      =======      =======      =======
 TOTAL RETURN                                                   27.04%      28.23%+      (6.77)%+    (15.40)%+      7.07%+
RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets) *                      1.12%       1.16%        1.00%        1.00%        1.00%
   Net Investment Income (to average daily net assets) *         1.22%       1.21%        1.29%        1.13%        0.98%
   Portfolio Turnover (2)                                         N/A          17%          87%          74%         112%
   Net Assets, End of Period (000's omitted)                 $124,675     $77,727      $51,087      $48,227      $39,230

--------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share(1)                                N/A     $  0.19      $  0.18      $  0.16      $  0.15
Ratios (to average daily net assets):
   Expenses                                                       N/A        1.34%        1.33%        1.37%        1.36%
   Net investment income                                          N/A        1.03%        0.96%        0.76%        0.62%

(1)  Calculated based on average shares outstanding.
(2) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(+)  Total return would have been lower in the absence of expense waivers.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Core Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of The Boston Company International Core Equity Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies located in the foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 98.5% at September 30, 2004) . The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. INVESTMENT RISK

     The Fund's investment in the Portfolio involves certain additional risks due to the fact that the Portfolio may invest in foreign securities that were not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     D. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs), post-October loss deferrals, wash sales and capital loss carryovers and redemptions in-kind. In 2004, the fund incurred a redemption in-kind which resulted in a realized gain of $4,426,312, which will be deferred indefinitely for tax purposes.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     E. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     F. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM") a wholly owned subsidiary of Mellon Institutional Asset Management, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     Effective February 23, 2004, the Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $3,500 during the year ended September 30, 2004.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

     The following table sets forth all remuneration paid to the Trustees by the Fund for the fiscal year ended September 30, 2004. The fund also bears its pro rata share of the renumeration paid to the Trustees by the Portfolio. See Note 2 of the Portfolio's notes to financial statements which are included elsewhere in this report.

                  NAME OF TRUSTEE
                  -------------------------------
                  Samuel C. Fleming          $500
                  Benjamin M. Friedman       $500
                  John H. Hewitt             $500
                  Caleb Loring, III          $500
                  Patrick J. Sheppard           0
                  Richard S. Wood (*)           0

*    Mr. Wood resigned from the Board of Trustees on October 7, 2003.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the year ended September 30, 2004 aggregated $48,077,039 and $23,245,417, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                 For the                For the
                                                               Year Ended             Year Ended
                                                           September 30, 2004     September 30, 2003
                                                           ------------------     ------------------
Shares sold                                                     1,806,181              1,014,405
Shares issued to shareholders in payment
   of distributions declared                                       38,181                 27,860
Shares redeemed                                                  (826,070)              (434,512)
                                                               ----------             ----------
Net increase                                                    1,018,292                607,753
                                                               ==========             ==========

     At September 30, 2004, one shareholder of record held approximately 34% of the total outstanding shares of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the year ended September 30, 2004, the Fund received no redemption fees.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

         Undistributed ordinary income   $3,098,536

     Tax character of distributions paid during the fiscal year ended ended September 30, 2004 was as follows:

         Ordinary income                  1,441,503

     See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Investment Trust and the Shareholders of The Boston Company International Core Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company International Core Equity Fund (the "Fund") at September 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investment in the Portfolio at September 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
November 19, 2004


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                PORTFOLIO INFORMATION AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                  Percentage of
     Top Ten Holdings*                    Country                     Sector                       Net Assets
     ----------------------------------------------------------------------------------------------------------
     Vodafone Group                       United Kingdom              Telecomm. Svcs.                  2.3
     BP PLC                               United Kingdom              Energy                           1.7
     Barclays PLC                         United Kingdom              Financials                       1.6
     Toyota Motor Corp.                   Japan                       Consumer Discret.                1.6
     Total SA                             France                      Energy                           1.5
     Societe Generale                     France                      Financials                       1.3
     ING Groep NV CVA                     Netherlands                 Financials                       1.3
     BNP Paribas                          France                      Financials                       1.3
     Royal Bank of Scotland Group         United Kingdom              Financials                       1.3
     Continental AG                       Germany                     Consumer Discret.                1.2
                                                                                                      -----
                                                                                                      15.1

     *    Excluding short-term investments and investment of cash collateral.

                                     Percentage of
     Economic Sector Allocation      Net Assets
     ---------------------------------------------
     Consumer Discretionary              13.5
     Consumer Staples                     6.9
     Energy                               8.1
     Financials                          23.4
     Health Care                          7.0
     Industrials                         10.5
     Information Technology               6.6
     Materials                            7.3
     Telecommunication Services           7.2
     Utilities                            3.9
     Short-term and Net Other Assets      5.6
                                        -----
                                        100.0

                                     Percentage of
     Geographic Region Allocation*   Net Assets
     ---------------------------------------------
     Europe ex U.K.                      42.3
     U.K. 22.8
     Asia ex Japan                        8.7
     Japan                               20.6
                                        -----
                                         94.4

     *    Excluding short-term investments and investment of cash collateral.

     The Portfolio is actively managed. Current holdings and allocation may be different than those presented above.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                    Value
Security                                                  Shares  (Note 1A)
--------------------------------------------------------------------------------
EQUITIES--94.4%

AUSTRALIA--5.2%
Boral Ltd.                                             259,000   $  1,298,40
Caltex Australia Ltd.                                   83,000       559,823
Insurance Australia Group Ltd.                         338,000     1,278,830
Oil Search Ltd.                                        501,300       543,471
QBE Insurance Group Ltd.                               109,400     1,042,753
West Australian Newspaper Holdings (a)                 106,000       585,383
Westpac Banking Corp.                                   56,000       722,419
WMC Resources Ltd.                                     136,100       530,781
                                                                 -----------
Total Cost (Cost $5,269,756)                                       6,561,869
                                                                 -----------
AUSTRIA--1.7%
Boehler-Uddeholm                                         8,000       739,475
OMV AG                                                   6,300     1,453,099
                                                                 ------------
Total Cost (Cost $1,406,926)                                       2,192,574
                                                                 ------------
BELGIUM--1.7%
Colruyt NV Right *                                       3,500         4,787
Colruyt SA (a)                                           3,500       491,765
KBC Bankverzekeringshold                                12,200       794,881
Mobistar SA *                                           11,200       800,750
                                                                 -----------
Total Cost (Cost $1,959,027)                                       2,092,183
                                                                 -----------
DENMARK--0.7%
Novo Nordisk A/S                                        16,200       888,161
                                                                 -----------
Total Cost (Cost $887,523)

FINLAND--1.7%
Fortum Oyj                                              69,000       965,189
Kesko Oyj (a)                                           34,800       762,423
Rautaruukki Oyj                                         39,200       382,619
                                                                 -----------
Total Cost (Cost $1,584,816)                                       2,110,231
                                                                 -----------
FRANCE--8.2%
Arcelor                                                 28,800       532,852
BNP-Paribas                                             25,600     1,655,214
Bouygues SA *                                           28,000     1,051,419
Essilor International SA                                 9,300       598,417
Renault SA                                              17,500     1,432,863
Sanofi-Synthelabo SA (a)                                 9,400       682,577
Societe Generale                                        19,200     1,700,971
Total SA                                                 9,455     1,928,041
Vinci SA                                                 6,200       714,246
                                                                 -----------
Total Cost (Cost $8,641,033)                                      10,296,600
                                                                 -----------
GERMANY--6.2%
Continental AG                                          28,800     1,567,400


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                    Value
Security                                                  Shares  (Note 1A)
--------------------------------------------------------------------------------
GERMANY (CONTINUED)
Deutsche Telekom AG                                       27,700 $   514,566
E.ON AG                                                   17,700   1,307,286
Hannover Rueckversicherung AG                             16,700     541,961
Merck KGaA                                                11,800     675,504
Metro AG                                                  17,000     759,481
Puma AG                                                    3,210     861,006
SAP AG                                                     4,500     699,972
Thyssenkrupp AG                                           44,800     874,001
                                                                 -----------
Total Cost (Cost $5,546,917)                                       7,801,177
                                                                 -----------
GREECE--1.6%
Alpha Bank A.E                                            46,900   1,196,633
Cosmote Mobile Tele S.A                                   50,900     840,479
                                                                 -----------
Total Cost (Cost $1,480,509)                                       2,037,112
                                                                 -----------
HONG KONG--2.0%
Esprit Holdings Ltd.                                      82,000     416,484
Global Biochem Tech                                      482,000     367,835
Kerry Properties Ltd.                                    202,000     380,853
Orient Overseas International Ltd.                       112,000     448,190
Smartone Telecommunication                               482,000     519,297
The Wharf(Holdings) Ltd.                                 114,000     383,816
                                                                 -----------
Total Cost (Cost $2,340,848)                                       2,516,475
                                                                 -----------
IRELAND--1.3%
Anglo Irish Bank Corp. PLC                                47,500     871,157
CRH PLC                                                   33,000     787,669
                                                                 -----------
Total Cost (Cost $1,138,748)                                       1,658,826
                                                                 -----------
ITALY--2.0%
Banca Intesa Spa                                         217,933     829,193
Eni Spa                                                   43,500     975,746
Mediaset Spa                                              40,900     464,815
Unipol Spa                                               122,100     311,988
                                                                 -----------
Total Cost (Cost $2,249,391)                                       2,581,742
                                                                 -----------
JAPAN--20.6%
Asahi Breweries Ltd.                                      50,000     510,000
Bridgestone Corp.                                         39,000     725,045
Canon, Inc                                                16,000     753,455
Casio Computer Co., Ltd. (a)                              54,000     637,691
Central Glass Co., Ltd.                                   50,000     367,273
Citizen Electronics Co. Ltd.                              20,000   1,054,545
Daiwa Securities Group                                    83,000     526,673
Diamond Lease Co., Ltd.                                    9,700     342,145


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                    Value
Security                                                  Shares  (Note 1A)
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
Eisai Co. Ltd. (a)                                        24,500  $   668,18
Fujitsu Ltd. (a)                                         121,000     700,700
Hisamitsu Pharamaceutical                                 21,000     377,045
Ito-Yokado Co Ltd.                                        10,000     343,636
Kawasaki Kisen Kaisha Ltd. (a)                           114,000     781,418
KDDI Corp. (a)                                               188     914,364
Kikkoman Corp.                                            65,000     573,773
Kirin Beverage Corp.                                      32,900     702,864
Kobe Steel Ltd.                                          502,000     730,182
Komatsu Ltd. (a)                                          62,000     399,055
Kyocera Corp.                                             14,500   1,021,591
Kyushu Electric Power Co., Inc. (a)                       19,700     369,823
Mitsubishi Corp.                                          65,000     703,773
Mitsubishi Tokyo Financial Group, Inc                        112     935,709
Mitsui O.S.K. Lines, Ltd.                                154,000     925,400
Nissan Motor Co., Ltd.                                   120,000   1,309,091
Nisshin Seifun Group, Inc. (a)                            54,000     522,327
NSK Ltd.                                                 107,000     460,100
NTT Corp.                                                    172     686,436
Ono Pharmaceutical Co., Ltd.                              14,000     622,364
Promise Co., Ltd. (a)                                      5,100     334,282
Sanyo Shinpan Finance Co., Ltd.                            8,000     429,091
Seino Transportation Co., Ltd.                            63,000     564,136
Sompo Japan Insurance                                     71,000     602,855
Sumitomo Rubber Industries, Inc. (a)                      88,000     852,800
Takeda Pharmaceutical Co., Ltd. (a)                       16,700     759,091
TDK Corp.                                                 11,000     734,000
Terumo Corp. (a)                                          14,600     333,145
Tokyo Gas Corp., Ltd. (a)                                201,600     716,596
Toyota Motor Corp. (a)                                    53,400   2,048,618
                                                                 -----------
Total Cost (Cost $23,473,462)                                     26,039,274
                                                                 -----------
NETHERLANDS--4.6%
ABN Amro Holding NV                                       53,000   1,205,315
ASM Lithography Holding NV *                              29,200     376,143
Hunter Douglas NV                                          7,500     344,950
ING Groep NV CVA                                          67,300   1,700,394
Koninklijke Philips Electronics NV                        38,900     891,911
Koninklijke Wessanen NV                                   31,000     413,592
Royal KPN NV                                             120,400     902,723
                                                                 -----------
Total Cost (Cost $5,736,179)                                       5,835,028
                                                                 -----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                    Value
Security                                                  Shares  (Note 1A)
--------------------------------------------------------------------------------
NEW ZEALAND--0.6%
Fletcher Building Ltd. (Cost $470,013)                   189,500 $    766,24
                                                                 -----------
NORWAY--1.1%
Norsk Hydro ASA                                           12,800     935,170
Orkla Asa                                                 18,400     510,288
                                                                 -----------
Total Cost (Cost $1,221,732)                                       1,445,458
                                                                 -----------
SINGAPORE--0.9%
Fraser and Neave Ltd.                                     64,630     533,403
Keppel Co., Ltd.                                         119,900     562,409
                                                                 -----------
Total Cost (Cost $671,083)                                         1,095,812
                                                                 -----------
SPAIN--2.6%
ACS Actividades                                           43,500     793,469
Corp. Mapfre SA                                           55,100     647,432
Gamesa Corp Tecnological                                  52,500     770,939
Repsol YPF SA                                             50,900   1,118,951
                                                                 -----------
Total Cost (Cost $2,405,095)                                       3,330,791
                                                                 -----------
SWEDEN--2.6%
Ericsson LM                                              437,500   1,358,640
Skandinaviska Enskilda Banken AB                          72,500   1,120,749
Volvo AB, Class B                                         23,100     815,761
                                                                 -----------
Total Cost (Cost $2,814,343)                                       3,295,150
                                                                 -----------
SWITZERLAND--6.3%
Baloise Holdings                                           7,200     279,059
Credit Suisse Group                                       33,600   1,075,556
Geberit AG                                                 1,170     911,639
Kudelski SA *                                             14,500     413,487
Logitech International SA *                               11,700     568,600
Micronas Semiconductor Holdings *                         14,600     621,576
Novartis AG                                               19,370     905,562
Saurer AG                                                 12,200     666,399
Serono SA B                                                  850     526,428
Sulzer AG                                                  2,500     751,064
UBS AG Registered Shares                                  10,600     748,446
Zurich Financial Services AG                               3,200     457,547
                                                                 -----------
Total Cost (Cost $7,079,167)                                       7,925,363
                                                                 -----------
UNITED KINGDOM--22.8%
Aggregate Industries PLC                                 530,500     917,857
Alliance Unichem PLC                                      45,300     546,997
Anglo American PLC                                        23,900     573,720
AstraZeneca PLC                                           11,500     471,903

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                    Value
Security                                                  Shares  (Note 1A)
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Aviva PLC                                                115,800  $1,148,627
BAA PLC                                                   47,400     475,316
BAE Systems PLC                                          133,400     543,178
Balfour Beatty PLC                                       126,700     639,276
Barclays PLC                                             214,700   2,061,552
Barratt Developments PLC                                  66,200     678,830
Boots Group PLC                                           28,600     332,650
BP PLC                                                   223,900   2,139,749
Cookson Group PLC                                        524,100     284,854
Dixons Group PLC                                         227,200     702,838
Friends Provident PLC                                    332,200     838,072
George Wimpey PLC                                        122,500     892,172
HBOS PLC                                                  54,100     731,177
Inchcape PLC                                              33,500     946,188
Johnston Press PLC                                        39,900     402,276
Kelda Group PLC                                           81,500     790,685
Man Group PLC                                             15,300     329,579
Old Mutual PLC                                           309,800     641,245
Reckitt Benckiser PLC                                     19,800     485,702
Royal Bank of Scotland Group PLC                          56,585   1,636,140
SABMiller PLC                                             80,200   1,059,951
Scottish Power PLC                                        98,700     755,492
Shell Transport & Trading Company PLC                     82,900     609,020
Shire Pharmaceuticals Group PLC                           88,400     837,207
Tesco PLC                                                133,200     688,361
United Business Media PLC                                 83,400     705,240
Vodafone Group PLC                                     1,208,400   2,895,294
Whitbread PLC                                             38,800     579,222
Wolseley PLC                                              41,500     709,376
Xstrata PLC                                               48,200     793,334
                                                                 -----------
Total Cost (Cost $25,018,322)                                     28,843,080
                                                                 -----------
TOTAL EQUITIES (Cost $101,394,890)                               119,313,146
                                                                 -----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                                     Value
Security                                                              Rate       Maturity        Par Value         (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.1%

U.S. GOVERNMENT--0.4%
U.S. Treasury Bill+                                                  1.640%      12/16/2004    $   470,000        $    468,383


INVESTMENT COMPANIES--0.7%                                                                         Shares
                                                                                               -----------
Dreyfus Institutional Preferred Plus Money Market Fund++                                           887,387             887,387
                                                                                                                  ------------
Total Short Term Investments (Cost $1,355,770)                                                                       1,355,770
                                                                                                                  ------------
INVESTMENT OF CASH COLLATERAL--8.2%
Dreyfus Cash Management Plus Money Market Fund++ (Cost $10,352,104)                             10,352,104          10,352,104
                                                                                                                  ------------
TOTAL INVESTMENTS--103.7% (Cost $113,102,764)                                                                      131,021,020
LIABILITIES IN EXCESS OF OTHER ASSETS--(3.7)%                                                                       (4,724,770)
                                                                                                                  ------------
NET ASSETS--100%                                                                                                  $126,296,250
                                                                                                                  ============

NOTES TO SCHEDULE OF INVESTMENTS:
(a)  Security, or a portion thereof, was on loan at 9/30/04.
*    Non-income producing security.
+    Denotes all or part of security segregated as collateral.
++   Affiliated institutional money market fund.

At September 30, 2004 the Portfolio held the following futures contracts.

                                                                                         Underlying Face           Unrealized
Contract                                        Position         Expiration Date         Amount At Value           Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------
MSCI Pan-Euro (252 contracts)                    Long              12/17/2004              $5,108,449              $ (31,235)
Topix Futures (17 contracts)                     Long               12/9/2004               1,711,661                (11,254)
                                                                                                                   ---------
                                                                                                                   $ (42,489)
                                                                                                                   =========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

            STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
 Investment in securities (Note 1A) (including securities
    on loan, valued at $9,806,048) (Note 6):
      Unaffiliated issuers, at value (identified cost $101,863,273)                                               $119,781,529
      Affiliated issuers, at value (identified cost $11,239,491) (Note 1G)                                          11,239,491
  Foreign currency, at value (identified cost, $5,336,593)                                                           5,403,974
  Receivable for investments sold                                                                                      984,286
  Interest and dividends receivable                                                                                    324,152
  Prepaid expenses                                                                                                       5,076
                                                                                                                  ------------
  Total assets                                                                                                     137,738,508

LIABILITIES
 Liability for securities on loan (Note 6)                                                     $ 10,352,104
 Payable for investments purchased                                                                1,023,985
 Payable for variation margin on open financial futures contracts (Note 5)
                                                                                                      9,945
 Accrued accounting and custody fees                                                                 22,593
 Accrued trustees' fees and expenses                                                                  2,223
 Accrued expenses and other liabilities                                                              31,408
                                                                                               ------------
    Total liabilities                                                                                               11,442,258
                                                                                                                  ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTEREST)                                                         $126,296,250
                                                                                                                  ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

         STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income (net of foreign withholding taxes of $275,643)                                                   $ 2,177,737
  Interest income (including securities lending income of $64,099) (Note 6)                                             97,721
                                                                                                                   -----------
    Total investment income                                                                                          2,275,458

EXPENSES
 Investment advisory fee (Note 2)                                                              $   778,145
 Accounting and custody fees (Note 2)                                                              156,587
 Legal and audit services                                                                           40,819
 Trustees' fees and expenses (Note 2)                                                               18,553
 Insurance expense                                                                                   9,712
 Miscellaneous expenses                                                                              5,780
                                                                                               -----------
    Total expenses                                                                                                   1,009,596
                                                                                                                   -----------
      Net investment income                                                                                          1,265,862
                                                                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss)
 Investment security transactions                                                               15,501,687
 Financial futures contracts                                                                       348,274
 Foreign currency and forward foreign currency exchange contracts                                 (200,841)
                                                                                               -----------
 Net realized gain                                                                                                 15,649,120
 Investment securities                                                                           5,207,303
 Financial futures contracts                                                                        56,569
 Foreign currency and forward foreign currency exchange contracts                                    3,056
                                                                                               -----------
 Net change in unrealized appreciation (depreciation)                                                                5,266,928
                                                                                                                   -----------
 Net realized and unrealized gain                                                                                   20,916,048
                                                                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                              $22,181,910
                                                                                                                   ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       For the period
                                                                                                      January 28, 2003
                                                                                    For the           (Commencement of
                                                                                   Year Ended          Operations) to
                                                                                September 30, 2004    September 30, 2003
                                                                                ------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
  Net investment income                                                             $  1,265,862           $   797,821
  Net realized gain                                                                   15,649,120             1,041,685
  Change in net unrealized appreciation (depreciation)                                 5,266,928            13,981,959
                                                                                    ------------           -----------
  Net increase in net assets from operations                                          22,181,910            15,821,465
                                                                                    ------------           -----------

CAPITAL TRANSACTIONS
  Assets contributed by The Boston Company International Core
    Equity Fund (including unrealized appreciation of $0 and $1,307,052)                      --            55,577,761
  Contributions                                                                       50,826,021            10,906,317
  Withdrawals                                                                        (24,372,009)           (4,645,215)
                                                                                    ------------           -----------
  Net increase in net assets from capital transactions                                26,454,012            61,838,863
                                                                                    ------------           -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                               48,635,922            77,660,328

NET ASSETS
  At beginning of period                                                              77,660,328                    --
                                                                                    ------------           -----------
  At end of period                                                                  $126,296,250           $77,660,328
                                                                                    ============           ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                       For the Period
                                                                                                      January 28, 2003
                                                                                  For the            (commencement of
                                                                                 Year Ended            operations) to
                                                                             September 30, 2004      September 30, 2003
                                                                             -------------------     -------------------
TOTAL RETURN+                                                                        27.12%++              22.46%(1)++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                                             1.04%                 1.17%(2)
  Net Investment Income (to average daily net assets)*                                1.30%                 1.81%(2)
  Portfolio Turnover                                                                    80%                   63%(1)
  Net Assets, End of Period (000's omitted)                                       $126,296               $77,660

-----------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Portfolio for all or a portion of its operating expenses. If this voluntary action had not been taken, the per share ratios would have been:

Ratios (to average daily net assets):
  Expenses                                                                             N/A                  1.20%(2)
  Net investment income                                                                N/A                  1.78%(2)

+ Total return for the Portfolio has been calculated based on the total return for the investor Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
++   Total return would have been lower in the absence of expense waivers
(1)  Not annualized
(2)  Computed on an annualized basis.

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Core Equity Portfolio (the "Portfolio"), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in the foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada.

     At September 30, 2004, there were two funds, The Boston Company International Core Equity Fund and Dreyfus Premier International Equity Fund, invested in the Portfolio. The value of the funds' investment in the Portfolio reflects the funds' proportionate interests in the net assets of the Portfolio. At September 30, 2004, The Boston Company International Core Equity Fund and the Dreyfus Premier International Equity Fund held approximately 98.5% and 1.5% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such secutities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by each fund to a significant extent.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts usually received or paid.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     C. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     D. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. AFFILIATED ISSUERS

      Issuers in which the Fund held investments in other investment companies advised by The Boston Company Asset Management, LLC ("TBCAM") or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets. For the year ended September 30 2004, the Portfolio paid $778,145 in investment advisory fees to TBCAM.

     The Portfolio has contracted Mellon Bank, N.A. ("Mellon Bank"), a whollly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide a custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $150,179 during the year ended September 30, 2004.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

     The following table sets forth all remuneration paid to the Trustees by the Portfolio for the fiscal year ended September 30, 2004:

                  NAME OF TRUSTEE
                  -------------------------------
                  Samuel C. Fleming        $2,443
                  Benjamin M. Friedman     $2,443
                  John H. Hewitt           $2,443
                  Caleb Loring, III        $2,639
                  Patrick J. Sheppard           0
                  Richard S. Wood *             0

     *   MR. WOOD RESIGNED FROM THE BOARD OF TRUSTEES ON OCTOBER 7, 2003.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 2004 were $97,530,191 and $74,266,266, respectively. For the year ended September 30, 2004, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                                 $113,561,881
                                                    ============
     Gross unrealized appreciation                  $ 19,122,466
     Gross unrealized depreciation                    (1,663,323)
                                                    ------------
     Net unrealized appreciation                    $ 17,459,143
                                                    ============

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Portfolio did not enter into option transactions during the year ended September 30, 2004.

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At September 30, 2004, the Portfolio held forward foreign currency exchange contracts. See Schedule of Investments for further detail.

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2004, the Portfolio held futures contracts. See Schedule of Investments for further detail.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(6)  SECURITY LENDING:

     The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities.

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the year ended September 30, 2004 resulting in $64,099 worth of security lending income. At September 30, 2004 the Portfolio had securities valued at $9,806,048 on loan.

(7)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the year ended September 30, 2004, the facility fee was $1,805.

     During the year ended September 30, 2004, the Portfolio had no borrowings under the credit facility.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
             THE BOSTON COMPANY INTERNATIONAL CORE EQUITY PORTFOLIO

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Master Portfolio and Investors of The Boston Company International Core Equity Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company International Core Equity Portfolio (the "Portfolio") at September 30, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
November 19, 2004

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of September 30, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming              Trustee        Trustee since    Chairman of the Board         30              None
c/o Decision Resources, Inc.                  11/3/1986        and Chief Executive
260 Charles Street                                             Officer, Decision
Waltham, MA 02453                                              Resources, Inc.
9/30/40

Caleb Loring III               Trustee        Trustee since    Trustee, Essex Street         30              None
c/o Essex Street Associates                   11/3/1986        Associates (family
P.O. Box 181                                                   investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman           Trustee        Trustee since    William Joseph Maier,         30              None
c/o Harvard University                        9/13/1986        Professor of Political
Cambridge, MA 02138                                            Economy, Harvard
8/5/44                                                         University

John H. Hewitt                 Trustee        Trustee since    Trustee, Mertens              30              None
P.O. Box 2333                                 11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35

INTERESTED TRUSTEES
                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard      Trustee, President   Since 2003       Senior Vice President         30              None
Mellon Institutional          and Chief                        and Chief Operating
Asset Management          Executive Officer                    Officer, Mellon Institutional
One Boston Place                                               Asset Management;
Boston, MA 02108                                               formerly Vice President
7/24/65                                                        and Chief Financial Officer,
                                                               Mellon Institutional
                                                               Asset Management
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann          Vice President     Since 2003       Senior Vice President         30              None
Mellon Institutional       and Secretary                       and Head of Operations
Asset Management                                               Mellon Institutional Asset
One Boston Place                                               Management, formerly
Boston, MA 02108                                               First Vice President,
2/20/61                                                        Mellon Institutional Asset
                                                               Management and Mellon
                                                               Global Investments

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson         Vice President     Vice President   Vice President and Mutual     30              None
Mellon Institutional        and Treasurer     since 1999;      Funds Controller, Mellon
Asset Management                              Treasurer since  Institutional Asset
One Boston Place                              2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland         Assistant Vice     Since 1996       Vice President and            30              None
Mellon Institutional          President                        Manager, Mutual Funds
Asset Management                                               Operations, Mellon
One Boston Place                                               Institutional Asset
Boston, MA 02108                                               Management
8/19/51

Cara E. Hultgren           Assistant Vice     Since 2001       Assistant Vice President      30              None
Mellon Institutional          President                        and Manager, Shareholder
Asset Management                                               Services, Mellon Institutional
One Boston Place                                               Asset Management since 2001;
Boston, MA 02108                                               Shareholder Representative,
1/19/71                                                        Standish Mellon
                                                               Asset Management

Jan F. Jumet                   Chief          Since 2004       Senior Vice President and     30              None
Standish Mellon Assest       Compliance                        Chief Compliance Officer
Management Company LLC         Officer                         for Standish Mellon Asset
One Boston Place                                               Management Company LLC;
Boston, MA 02108                                               formerly Director of
8/9/66                                                         Compliance and
                                                               Administration and Chief
                                                               Administration Officer for
                                                               Standish Mellon Asset
                                                               Management Company LLC,
                                                               Senior Vice President and
                                                               Chief Administration Officer
                                                               for Mellon Bond Associates,
                                                               LLP, and First Vice President
                                                               and Senior Sales Associate
                                                               for Mellon Institutional
                                                               Asset Management

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                    [LOGO] Mellon
                                           --------------------------
                                           Mellon Institutional Funds

                                           One Boston Place
                                           Boston, MA 02108-4408
                                           800.221.4795
                                           www.melloninstitutionalfunds.com



                                                                      0924AR0904

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds





Annual Report                      THE BOSTON COMPANY
                                   SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2004

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund' s Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund' s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC's web site at http:
//www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds


November 29, 2004

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2004.

The past 12 months have been largely positive ones for the financial markets, as the economic expansion continued. However, as the year progressed, estimates of the recovery's strength have been reined in, to the benefit of fixed income and the detriment of stocks.

The S&P 500 finished 2003 and entered 2004 with a sharp 100-point climb to its peak in March, fueled to a large degree by above-trend GDP growth and driven by a potent mix of tax cuts, monetary policy and government spending. But the momentum stalled, as the market dealt with the prospect of inflation and a new tightening cycle by the Federal Reserve, and the uncertainties of a tight presidential campaign. Since March, the S&P 500 has been largely range-bound, except for booming oil stocks. Economic indicators increasingly painted a picture of a slowdown to more normal growth, and corporate profits appeared strong, but less robust than anticipated.

In the bond market, 2003 ended with much speculation about when and how the Fed would end one of the longest stretches of easy monetary policy on record, which had driven rates to historical lows. In the fall of 2003, the prospect of deflation was still a factor in the Fed's deliberations, and was its stated rationale for maintaining an accommodative stance. Soon, however, the Fed began to refer to a "measured pace" of tightening. The market reacted by switching gears dramatically, sending the 10-year U.S. Treasury note from 3.7% on March 16 to 4.9% on June 14. Since then, as the economic outlook softened, with relatively tame inflation, yields have settled back to about 4%, roughly the same as a year ago.

Looking ahead, it's clear that there are some causes for concern. Consumers are weighted with debt and potentially vulnerable in a rising rate environment. Companies are hoarding cash, and are being deliberate in boosting employment and spending on plant and equipment, as federal stimulus is waning. Nevertheless, business activity has some significant momentum, which should carry over into 2005, with reasonably strong profit growth and modest inflation.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard
-----------------------
Patrick J. Sheppard


                  One Boston Place  *  Boston, MA 02108-4402

                        A Mellon Asset Management Company

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                       MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

September 2004

The level of uncertainty in the equity markets has diverted investor attention from investment fundamentals (e.g., earnings and earnings growth), to investment behavior that is more emotionally driven. The current unsettled climate is fostered by terrorist threats, the election puzzle, oil price uncertainty, inflation fears and interest rate concerns. The economy continues to perform relatively well and concerns about slowing economic growth and the resultant slowing corporate profit growth seem to be somewhat overblown.

For the twelve months ended September 30, 2004 The Boston Company Small Capitalization Equity Fund had a total return of 18.78%. This was well ahead of the Russell 2000 Growth Index at 11.92% for the period. The Fund has had strong relative performance in recent months as our holdings have been somewhat more risk averse but, at the same time, it has participated fully in the recent positive move. Within the markets, smaller stocks again performed better than large stocks (the Russell 2000 was up 18.77% while the S&P 500 was up 13.87%), and value has outpaced growth, especially in smaller stocks where the Russell 2000 Value Index was up more than twice that of the Russell 2000 Growth index.

Our risk averse approach continues to be a rewarding strategy in this very volatile market environment. We are finding many companies we believe are truly undervalued, not just cheap for an obvious reason. These potentially rewarding opportunities seem to be a by-product of the prevailing market caution, bordering on pessimism.

The US economy slowed a bit in the summer as higher energy prices and interest rates, along with the uncertainty surrounding the election and its potential market impact, reduced consumer and investor confidence and put a modest damper on the stock market. We continue to view the economic landscape positively and expect corporate capital spending to remain relatively strong.

Our best performing sectors relative to the index have been health care, industrials and consumer discretionary. We expect strong earnings in these sectors and continue to emphasize them in our portfolio allocation decisions.

Our energy holdings have been reduced at the margin as these stocks have done well. We continue carry a market weight in this sector because of our long-term positive outlook for energy prices. Our emphasis here continues to be on energy services and exploration companies.

We continue to deemphasize financials as most of these stocks are fully valued in our view. Business momentum is neutral at best and rising interest rates will further narrow spreads and put more pressure on earnings in coming quarters. Stocks in the industrials sector are attractive because of the positive outlook for corporate capital spending. We look for several more quarters of relatively strong earnings from this group and remain significantly overweight here.

Our general outlook remains positive. We continue to find many companies in our research universe we believe are undervalued with strong fundamentals and good earnings prospects. With a good chance for continued economic growth and modest inflation, capital spending should be robust for several quarters. The major concerns were highlighted earlier but we believe our fundamental approach, emphasizing strong business momentum and undervaluation, will yield good returns even in this more volatile equity environment.


/s/ B. Randall Watts                                   /s/ P. Hans Von Der Loft
--------------------                                   ------------------------
B. Randall Watts                                       P. Hans Von Der Loft

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

   COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN THE BOSTON COMPANY
       SMALL CAPITALIZATION EQUITY FUND AND THE RUSSELL 2000 GROWTH INDEX
--------------------------------------------------------------------------------

[DATA BELOW REPRESENTS LINE CHART IN THE ORIGINAL DOCUMENT]

                                      TBC Small Cap         Russell 2000
                                       Equity Fund          Growth Index
                                      -------------         ------------
                  Beginning              $100,000            $100,000
1994
                  Quarter3               $105,894            $109,324
                  Quarter4               $104,400            $108,515
1995
                  Quarter1               $110,692            $114,466
                  Quarter2               $113,499            $125,821
                  Quarter3               $131,854            $140,128
                  Quarter4               $135,546            $142,199
1996
                  Quarter1               $144,496            $150,367
                  Quarter2               $159,330            $159,153
                  Quarter3               $154,580            $157,796
                  Quarter4               $159,082            $158,214
1997
                  Quarter1               $139,467            $141,620
                  Quarter2               $168,573            $166,481
                  Quarter3               $203,500            $194,649
                  Quarter4               $183,191            $178,696
1998
                  Quarter1               $207,647            $199,928
                  Quarter2               $193,094            $188,447
                  Quarter3               $148,157            $146,312
                  Quarter4               $186,330            $180,895
1999
                  Quarter1               $198,990            $177,857
                  Quarter2               $218,038            $204,082
                  Quarter3               $213,374            $194,048
                  Quarter4               $333,726            $258,847
2000
                  Quarter1               $410,733            $282,871
                  Quarter2               $373,021            $262,018
                  Quarter3               $357,703            $251,609
                  Quarter4               $269,394            $200,787
2001
                  Quarter1               $212,186            $170,259
                  Quarter2               $252,513            $200,862
                  Quarter3               $191,084            $144,460
                  Quarter4               $227,660            $182,257
2002
                  Quarter1               $226,253            $178,686
                  Quarter2               $201,166            $150,639
                  Quarter3               $166,701            $118,224
                  Quarter4               $174,684            $127,102
2003
                  Quarter1               $166,946            $122,174
                  Quarter2               $199,069            $151,675
                  Quarter3               $222,502            $167,552
                  Quarter4               $255,322            $188,802
2004
                  Quarter1               $275,745            $199,340
                  Quarter2               $275,040            $199,525
                  Quarter3               $264,023            $187,532

                          AVERAGE ANNUAL TOTAL RETURNS
                          (FOR PERIOD ENDED 9/30/2004)
--------------------------------------------------------------------------------

                                                                     Since
                                                                   Inception
   1 Year        3 Year           5 Year          10 Year         01/01/1988
------------------------------------------------------------------------------
   18.78%        11.38%           4.35%            9.57%            13.03%

AVERAGE ANNUAL TOTAL RETURNS REFLECT THE CHANGE IN THE VALUE OF AN INVESTMENT, ASSUMING REINVESTMENT OF THE FUND'S DIVIDEND INCOME AND CAPITAL GAINS. THE $100,000 LINE GRAPH AND THE FUND'S RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. DURING PERIODS OF REIMBURSEMENT BY THE FUND'S INVESTMENT ADVISER (IF APPLICABLE), THE FUND'S TOTAL RETURN WILL BE GREATER THAN IT WOULD BE HAD THE REIMBURSEMENT NOT OCCURRED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                           SHAREHOLDER EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                    Expenses Paid
                                                 Beginning                   Ending                 During Period+
                                               Account Value              Account Value            April 1, 2004 to
                                               April 1, 2004           September 30, 2004         September 30, 2004
------------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00                     $957.50                  $4.80
Hypothetical (5% return per year
  before expenses)                               $1,000.00                   $1,020.10                  $4.95

--------------
+ EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.98%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                PORTFOLIO INFORMATION AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                             Percentage of
  Top Ten Equity Holdings*                    Sector                           Net Assets
  ----------------------------------------------------------------------------------------
  MSC Indl Direct Inc.                        Industrials                         2.4
  Cooper Cos Inc.                             Health Care                         2.2
  Fisher Scientific Intl Inc.                 Health Care                         2.0
  Lions Gate Entertainment Corp.              Consumer Discretionary              1.9
  UTI Worldwide Inc.                          Industrials                         1.9
  Matria Healthcare Inc.                      Health Care                         1.6
  Laureate Education Inc.                     Industrials                         1.6
  Anteon Intl Corep                           Technology                          1.6
  Zoran Corp.                                 Technology                          1.5
  McAfee Inc.                                 Technology                          1.4
                                                                                 ----
                                                                                 18.1

  *  Excluding short-term investments and investment of cash collateral.

                                        Percentage of
        Economic Sector Allocation        Net Assets
        --------------------------------------------
        Consumer Discretionary              14.2
        Consumer Staples                     5.9
        Energy                               8.2
        Financials                           7.1
        Health Care                         23.2
        Industrials                         14.3
        Materials                            1.6
        Technology                          19.6
        Short-term and Net Other Assets      5.9
                                           -----
                                           100.0

        The Portfolio is actively managed. Current holdings may be different than those presented above.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     Value
Security                                                  Shares   (Note 1A)
--------------------------------------------------------------------------------
EQUITIES--94.1%
CONSUMER DISCRETIONARY--14.2%
A.C. Moore Arts & Crafts, Inc. *                           5,910  $  146,154
American Woodmark Corp. *                                  1,600      59,240
Books-A-Million, Inc. *                                   21,100     169,011
California Pizza Kitchen, Inc. *                          12,600     275,310
Christopher & Banks Corp. *                                5,800      92,858
Citadel Broadcasting Co. *                                 5,800      74,356
Entravision Communications Corp. *                        22,800     173,508
Fairmount Hotels & Resorts *                               3,700     101,084
JAKKS Pacific, Inc. *                                      5,100     117,300
Lions Gate Entertainment Corp. *                          42,600     370,620
Nautilus Group, Inc. (a)                                   8,580     193,822
Nu Skin Enterprises, Inc.                                  4,400     103,444
Pacific Sunware of California *                            8,800     185,240
Panera Bread Co. * (a)                                     6,300     236,502
Peet's Coffee & Tea, Inc. *                                6,600     154,374
Quicksilver, Inc. *                                        3,200      81,344
Rare Hospitality International, Inc. *                     3,700      98,605
Speedway Motorsports, Inc. *                               2,800      93,324
                                                                  ----------
                                                                   2,726,096
                                                                  ----------
CONSUMER STAPLES--5.9%
Arden Group, Inc. *                                          967      82,195
Church & Dwight Co., Inc. *                                3,150      88,389
Delta & Pine Land Co. *                                    2,400      64,200
Hain Celestial Group, Inc. *                              12,000     212,160
Jarden Corp. *                                             4,150     151,434
Provide Commerce, Inc. *                                   9,000     188,010
The Yankee Candle Co. *                                    7,850     227,336
United Natural Foods, Inc. *                               4,600     122,360
                                                                  ----------
                                                                   1,136,084
                                                                  ----------
ENERGY--8.2%
Brigham Exploration Co. *                                 20,100     188,940
Consol Energy, Inc.                                        5,400     188,406
Dril-Quip, Inc. *                                          2,600      57,980
FMC Technologies, Inc. *                                   7,900     263,860
Grey Wolf, Inc. *                                         43,500     212,715
Oil States International, Inc. *                          11,100     207,570
Penn Virginia Corp. *                                      2,930     115,999
RPC, Inc. *                                               13,200     236,016
Vintage Petroleum, Inc. *                                  5,330     106,973
                                                                  ----------
                                                                   1,578,459
                                                                  ----------

   The accompanying notes are an integral part of the financial statements.

     MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST THE BOSTON COMPANY SMALL
                           CAPITALIZATION EQUITY FUND

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     Value
Security                                                  Shares   (Note 1A)
--------------------------------------------------------------------------------
FINANCIAL--7.1%
Affiliated Managers Group *                                1,850  $    99,04
Bristol West Holdings, Inc.                                3,800      65,132
Cathay General Bancorp *                                   2,600      96,694
Center Financial Corp. *                                   2,752      52,343
Commercial Capital Bancorp, Inc.                           4,900     111,181
Cullen/Frost Bankers, Inc. *                               2,800     130,116
First Community Bancorp, Inc., Class A                     2,400      98,400
First Midwest Bancorp, Inc. *                              4,750     164,160
Investors Financial Services Corp. *                       2,350     106,056
Mercantile Bank Corp. *                                    4,305     149,986
Southwest Bancorporation of Texas                          7,200     145,008
Triad Guaranty, Inc. *                                     2,500     138,700
                                                                   ----------
                                                                   1,356,825
                                                                   ----------
HEALTH CARE--23.2%
Able Laboratories, Inc. *                                  5,900     113,044
American Medical Systems Holdings, Inc. *                  3,600     130,572
Bone Care International, Inc. *                            3,200      77,760
Connetics Corp. *                                          4,300     116,186
Cooper Cos, Inc. *                                         6,250     428,438
Covance, Inc. *                                            6,600     263,802
Coventry Health Care, Inc. *                               2,400     128,088
Discovery Laboratories, Inc. *                            13,800      92,460
Fisher Scientific International * (a)                      6,500     379,145
Flamel Technologies SA ADR *                               5,000      73,350
Harvard Bioscience, Inc. *                                25,200     110,880
Inveresk Research Group, Inc. *                            4,700     173,383
Inverness Medical Innovation * (a)                         9,400     195,520
Matria Healthcare, Inc. *                                 11,200     317,072
Medicines Co. *                                            5,400     130,356
Merit Medical Systems, Inc. *                              8,700     131,457
Nabi Biopharmaceuticals *                                  6,500      86,970
PSS World Medical, Inc. *                                 17,200     172,688
Resmed, Inc. *                                             2,700     128,547
Respironics, Inc. *                                        4,100     219,104
Select Medical Corp. *                                     7,600     102,068
Steris Corp. *                                             8,500     186,490
Sybron Dental Specialties, Inc. *                          4,700     139,543
Telik, Inc. *                                              4,100      91,430
Triad Hospitals *                                          3,100     106,764
VCA Antech, Inc. *                                         6,900     142,347
VISX, Inc. *                                               3,800      78,280
Zoll Medical Corp. *                                       4,400     146,916
                                                                  ----------
                                                                   4,462,660
                                                                  ----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     Value
Security                                                  Shares   (Note 1A)
--------------------------------------------------------------------------------
INDUSTRIAL--14.3%
Applied Industrial Technologies                            3,050  $  109,007
Celadon Group, Inc. *                                      5,500     104,775
Charles River Associates, Inc. *                           4,200     160,818
Educate, Inc. *   (a)                                      6,400      75,456
Forward Air Corp. *                                        3,880     155,278
Hudson Highland Group *                                    3,200      93,408
Laureate Education, Inc. *                                 8,500     316,370
LECG Corp. *                                              11,000     186,010
MSC Industrial Direct Co., Inc. *                         13,300     453,264
Navigant Consulting, Inc. *                                8,900     195,444
Old Dominion Freight Line *                                3,500     100,835
SCS Transportation, Inc. *                                 4,900      92,806
The Princeton Review, Inc. *                               9,897      74,228
US Home Systems, Inc. *                                   10,400      72,176
UTI Worldwide, Inc.                                        6,200     364,622
Waste Connections *                                        5,850     185,328
                                                                  ----------
                                                                   2,739,825
                                                                  ----------
MATERIALS--1.6%
Spartech Corp.                                             1,000      25,100
Agrium, Inc. *                                            10,100     179,376
Glamis Gold Ltd. *                                         6,000     112,380
                                                                  ----------
                                                                     316,856
                                                                  ----------
TECHNOLOGY--19.6%
Advanced Power Technology, Inc. *                         10,900      92,759
Anteon International Corp. *                               8,600     315,190
Avocent Corp. *                                            4,300     111,929
BearingPoint, Inc. *                                       9,600      85,824
Borland Software Corp. *                                  11,200      93,520
Cymer, Inc. *                                              6,700     192,022
Formfactor, Inc. *                                         8,500     164,645
Forrester Research, Inc. *                                10,400     158,496
Foundry Networks, Inc. *                                   7,050      66,905
Helix Technology Corp. *                                   6,400      87,008
Infocrossing, Inc. *   (a)                                 7,200     113,868
Ingram Micro, Inc., Class A *                             11,400     183,540
Internet Security Systems *                               12,800     217,600
Lam Research Corp. *   (a)                                 5,900     129,092
Macromedia, Inc. *                                         9,400     188,752
ManTech International Corp., Class A *                     5,050      94,536
McAfee, Inc. *                                            13,800     277,380
Online Resources Corp. *                                  13,600      96,560
Paxar Corp. *                                              4,290      97,297
Power Integrations, Inc. *                               12,000      245,160

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                                      Value
Security                                                                                         Shares             (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Progress Software Corp. *                                                                          12,600          $   250,740
Verisign, Inc. *                                                                                   11,400              226,632
Zoran Corp. *                                                                                      17,900              281,386
                                                                                                                   -----------
                                                                                                                     3,770,841
                                                                                                                   -----------
TOTAL EQUITIES (Cost $15,952,273)                                                                                   18,087,646
                                                                                                                   -----------

SHORT-TERM INVESTMENTS--5.8%                                          Rate         Maturity     Par Value
                                                                      -----        --------    ----------
U.S. GOVERNMENT--0.1%
U.S. Treasury Bill+                                                   1.64%        12/16/04    $   30,000               29,897

                                                                                                 Shares
                                                                                               ----------
INVESTMENT COMPANIES--5.7%
Dreyfus Institutional Preferred Plus++                                                          1,093,472            1,093,472
                                                                                                                   -----------
     TOTAL SHORT TERM INVESTMENTS (Cost $1,123,369)                                                                  1,123,369
                                                                                                                   -----------
INVESTMENT OF CASH COLLATERAL--7.4%
Dreyfus Cash Management Plus
  Money Market Fund++ (Cost $1,420,594)                                                         1,420,594            1,420,594
                                                                                                                   -----------
TOTAL INVESTMENTS--107.3% (COST $18,496,236)                                                                        20,631,609
LIABILITIES IN EXCESS OF OTHER ASSETS--(7.3)%                                                                       (1,409,927)
                                                                                                                   -----------
NET ASSETS--100%                                                                                                   $19,221,682
                                                                                                                   ===========

NOTES TO SCHEDULE OF INVESTMENTS:
ADR--American Depository Receipt
(a) Security, or a portion thereof, was on loan at 9/30/04.
*   Non-income producing security.
+   Denotes all or part of security pledged as collateral.
++  Affiliated institutional money market fund.

At September 30, 2004, the Fund held the following outstanding futures contracts:

                                                                                         Underlying Face          Unrealized
Contract                                       Position         Expiration Date          Amount At Value             Gain
------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (4 Contracts)                 Long              12/17/2004              $ 566,625                 $ 7,366


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
 Investments in securities (including securities on loan, valued at $1,372,944) (Note 7)
    Unaffiliated issuers, at value (Note 1A) (cost $15,982,170)                                                    $18,117,543
    Affiliated issuers, at value (Note 1A and Note 7) (cost $2,514,066) (Note 1F)                                    2,514,066
  Receivable for investments sold                                                                                      237,818
  Interest and dividends receivable                                                                                      3,646
  Variation margin receivable for futures contracts (Note 6)                                                             2,500
  Prepaid expenses                                                                                                      10,026
                                                                                                                   -----------
    Total assets                                                                                                    20,885,599

LIABILITIES
 Liability for securities on loan                                                               $1,420,594
 Payable for investments purchased                                                                 185,626
 Accrued accounting, custody and transfer agent fees                                                13,917
 Accrued trustees' fees and expenses                                                                   755
 Accrued expenses and other liabilities                                                             43,025
                                                                                               -----------
    Total liabilities                                                                                                1,663,917
                                                                                                                   -----------
NET ASSETS                                                                                                         $19,221,682
                                                                                                                   ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                  $22,552,082
  Accumulated net realized loss on investments                                                                      (5,472,756)
  Undistributed net investment loss                                                                                       (383)
  Net unrealized appreciation on investments                                                                         2,142,739
                                                                                                                    ----------
TOTAL NET ASSETS                                                                                                   $19,221,682
                                                                                                                   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            1,706,432
                                                                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                  $     11.26
                                                                                                                   ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

         STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend income (net of foreign withholding tax of $22)                                                 $   53,862
  Interest income (including securities lending income of $2,130) (Note7)                                      8,138
                                                                                                          ----------
    Total investment income                                                                                   62,000

EXPENSES
 Investment advisory fee (Note 2)                                                   $  127,265
 Accounting, custody, and transfer agent fees (Note 2)                                  78,114
 Professional fees                                                                      38,873
 Registration fees                                                                      18,888
 Trustees' fees and expenses (Note 2)                                                    5,197
 Insurance expense                                                                       5,840
 Miscellaneous                                                                           7,366
                                                                                    ----------
    Total expenses                                                                     281,543

DEDUCT:
 Waiver of investment advisory fee (Note 2)                                            (74,380)
                                                                                    ----------
    Net expenses                                                                                             207,163
                                                                                                          ----------
      Net investment income (loss)                                                                          (145,163)
                                                                                                          ----------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
    Investment security transactions                                                 4,787,782
    Futures contracts                                                                   (2,430)
                                                                                    ----------
  Net realized gain                                                                                        4,785,352
  Change in unrealized appreciation (depreciation) of:
    Investment securities                                                             (522,986)
    Futures contracts                                                                    7,366
                                                                                    ----------
  Change in net unrealized appreciation (depreciation)                                                      (515,620)
                                                                                                          ----------
    Net realized and unrealized gain (loss) on investments                                                 4,269,732
                                                                                                          ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                $4,124,569
                                                                                                          ==========

   The accompanying notes are an integral part of the financial statements.

     MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST THE BOSTON COMPANY SMALL
                           CAPITALIZATION EQUITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   For the              For the
                                                                                 Year Ended            Year Ended
                                                                              September 30, 2004   September 30, 2003
                                                                              ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
Net investment income (loss)                                                     $  (145,163)          $   (32,308)
  Net realized gains                                                               4,785,352             2,411,138
  Change in net unrealized appreciation (depreciation)                             (515,620)             3,436,310
                                                                                 -----------           -----------
  Net increase (decrease) in net assets from operations                            4,124,569             5,815,140
                                                                                 -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                              --                (1,316)
                                                                                 -----------           -----------
  Total distributions to shareholders                                                     --                (1,316)
                                                                                 -----------           -----------
FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                   302,435               180,799
  Value of shares issued to shareholders in payment of distributions declared             --                 1,007
  Cost of shares redeemed                                                         (7,057,508)           (3,004,570)
                                                                                 -----------           -----------
  Net decrease in net assets from Fund share transactions                         (6,755,073)           (2,822,764)
                                                                                 -----------           -----------
TOTAL DECREASE IN NET ASSETS                                                      (2,630,504)            2,991,060

NET ASSETS
  At beginning of year                                                            21,852,186            18,861,126
                                                                                 -----------           -----------
  At end of year (including undistributed
    net investment income (loss) of ($383) and $21)                              $19,221,682           $21,852,186
                                                                                 ===========           ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               Year Ended September 30,
                                                          --------------------------------------------------------------------
                                                            2004          2003          2002          2001(5)         2000(5)
                                                          -------       -------        -------        -------        --------
NET ASSET VALUE, BEGINNING OF YEAR                        $  9.48       $  7.10        $  8.15        $230.48        $ 163.38
                                                          -------       -------        -------        -------        --------
From Operations:
   Net investment income (loss)*(1)                         (0.08)        (0.01)         (0.02)         (0.07)          (1.29)
   Net realized and unrealized
      gains (loss) on investments                            1.86(6)       2.39(6)       (1.03)(6)     (54.83)(6)      101.69
                                                          -------       -------        -------        -------        --------
Total from operations                                        1.78          2.38          (1.05)        (54.90)         100.40
                                                          -------       -------        -------        -------        --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                  --         (0.00)(2)         --             --              --
   From net realized gains on investments                      --            --             --        (167.43)         (33.30)
                                                          -------       -------        -------        -------        --------
Total distributions to shareholders                            --          0.00             --        (167.43)         (33.30)
                                                          -------       -------        -------        -------        --------
NET ASSET VALUE, END OF PERIOD                            $ 11.26       $  9.48        $  7.10        $  8.15        $ 230.48
                                                          =======       =======        =======        =======        ========
  TOTAL RETURN+                                             18.78%        33.54%        (12.88)%       (46.58)%         67.64%
RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)*                   0.98%         0.74%          0.74%          0.74%           0.74%(3)
   Net Investment Income (to average daily net assets)*     (0.69)%       (0.17)%        (0.24)%        (0.33)%         (0.57)%
   Portfolio Turnover                                         157%          252%(4)        248%(4)        136%(4)         153%(4)
   Net Assets, End of Year (000's omitted)                $19,222       $21,852        $18,861        $17,073        $151,063

-------

* For the years indicated, the investment advisor voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses.
     If this voluntary action had not been taken the investment loss per share and the ratios would have been:

Net investment income (loss) per share (1)                $ (0.12)      $ (0.07)       $ (0.08)       $ (0.14)       $  (0.45)
Ratios (to average daily net assets):
   Expenses                                                  1.33%         1.40%          1.46%          1.08%           0.77%(3)
   Net investment loss                                      (1.04)%       (0.83)%        (0.96)%        (0.67)%          (0.6)%

(1)  Calculated using the average shares outstanding.
(2)  Calculates to less than $0.01 per share.
(3) Includes the Fund's share of The Boston Company Small Capitalization Equity Portfolio's allocated expenses for the periods from May 3, 1996 to January 27, 2000.
(4) Represents portfolio turnover of The Boston Company Small Capitalization Equity Fund while the Fund was investing directly in securities.
(5) Amounts were adjusted to reflect a 1:3 reverse share split effective December 14, 2000.
(6) Amounts include litigation proceeds received by the Fund of $.03 for the year ended September 30, 2004 and $0.01 for the year ended September 30, 2003 relating to securities litigation, $0.15 for the year ended September 30, 2002 relating to the settlement of multiple class action lawsuits and $0.14 for the year ended September 30, 2001 relating to NASDAQ recovery.
+    Total return would have been lower in the absence of expense waivers.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Capitalization Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies with total market capitalizations equal to or less than 75% of the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, excise tax regulations and capital loss carryovers.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     F. AFFILIATED ISSUERS

     Issuers in which the Fund held investments in other investment companies advised by The Boston Company Asset Management, LLC ("TBCAM") or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.60% of the Fund's average daily net assets. Effective November 30, 2003, TBCAM voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.00% of the Fund's average daily net assets for the year ended September 30, 2004. Prior to that date the voluntary rate was 0.74%. Pursuant to this agreement, for the year ended September 30, 2004, TBCAM collectively and voluntarily waived a portion of its investment advisory fee in the amount of $74,380. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     Effective February 23, 2004, the Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $3,500 during the year ended September 30, 2004.

     The Fund has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $67,883 during the year ended September 30, 2004.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The following table sets forth all remuneration paid to the Trustees for the Fund's fiscal year ended September 30, 2004:

                  NAME OF TRUSTEE
                  -------------------------------
                  Samuel C. Fleming          $746
                  Benjamin M. Friedman       $746
                  John H. Hewitt             $746
                  Caleb Loring, III          $796
                  Patrick J. Sheppard           0
                  Richard S. Wood *             0

     *  MR. WOOD RESIGNED FROM THE BOARD OF TRUSTEES ON OCTOBER 7, 2003.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations for the year ended September 30, 2004, were $32,067,708 and $39,223,319, respectively. For the year ended September 30, 2004, the Fund did not purchase or sell any long-term U.S. Government securities.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                              For the               For the
                                                                             Year Ended            Year Ended
                                                                         September 30, 2004    September 30, 2003
                                                                         ------------------    ------------------
     Shares sold                                                               26,941                  23,955
     Shares issued to shareholders in payment of distributions declared           --                      130
       Shares redeemed                                                       (624,714)               (374,824)
                                                                             --------                --------
       Net increase (decrease)                                               (597,773)               (350,739)
                                                                             ========                ========

     At September 30, 2004, two shareholders of record held approximately 39% and 37% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

     A significant portion of the Fund's shares represent investments by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the year ended September 30, 2004, the Fund received no redemption fees.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

     The tax basis components of distributable earnings and the federal tax cost as of September 30, 2004, was as follows:

     Unrealized appreciation                         $ 2,704,372
     Unrealized depreciation                            (578,423)
                                                     ----------
     Net unrealized appreciation/depreciation          2,125,949
     Undistributed ordinary income                          (383)
     Capital loss carry-forward                       (5,455,967)
                                                     ----------
     Total distributable earnings                    $(3,330,401)
                                                     ===========
     Cost for federal income tax purposes            $18,505,660

     At September 30, 2004, the Fund, for federal income tax purposes, has capital loss carryovers which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are as follows:

              Capital Loss
               Carry Over                     Expiration Date
              -------------                   ---------------
               $4,714,881                        9/30/2010
               $  741,086                        9/30/2011

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

     The Fund may trade the following instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Fund did not enter into option transactions during the year ended September 30, 2004.

     FUTURES CONTRACTS

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2004, the Fund held futures contracts. See Schedule of Investments for further details.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(7)  SECURITY LENDING:

     The Fund entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Pursuant to this agreement the Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities.

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the year ended September 30, 2004 resulting in security lending income of $2,130. At September 30, 2004, the Fund had $1,372,944 worth of securities on loan.

     See Schedule of Investments for further detail on the security positions on loan.

(8)  LINE OF CREDIT:

     The Fund, and other funds in the Trust and subtrusts in the Mellon Institutional Funds Master Portfolio Trust (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% comitted amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the year ended September 30, 2004, the facility fee was $490 for the Fund.

     During the year ended September 30, 2004, the Fund borrowed under the credit facility, and incurred $149 of interest expense.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Investment Trust and the Shareholders of The Boston Company Small Capitalization Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Small Capitalization Equity Fund (the "Fund") at September 30, 2004 and the results of its operations, the changes in its net assets, and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
November 19, 2004

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of September 30, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming              Trustee        Trustee since    Chairman of the Board         30              None
c/o Decision Resources, Inc.                  11/3/1986        and Chief Executive
260 Charles Street                                             Officer, Decision
Waltham, MA 02453                                              Resources, Inc.
9/30/40

Caleb Loring III               Trustee        Trustee since    Trustee, Essex Street         30              None
c/o Essex Street Associates                   11/3/1986        Associates (family
P.O. Box 181                                                   investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman           Trustee        Trustee since    William Joseph Maier,         30              None
c/o Harvard University                        9/13/1986        Professor of Political
Cambridge, MA 02138                                            Economy, Harvard
8/5/44                                                         University

John H. Hewitt                 Trustee        Trustee since    Trustee, Mertens              30              None
P.O. Box 2333                                 11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35

INTERESTED TRUSTEES
                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard      Trustee, President   Since 2003       Senior Vice President         30              None
Mellon Institutional          and Chief                        and Chief Operating
Asset Management          Executive Officer                    Officer, Mellon Institutional
One Boston Place                                               Asset Management;
Boston, MA 02108                                               formerly Vice President
7/24/65                                                        and Chief Financial Officer,
                                                               Mellon Institutional
                                                               Asset Management
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann          Vice President     Since 2003       Senior Vice President         30              None
Mellon Institutional        and Secretary                      and Head of Operations
Asset Management                                               Mellon Institutional Asset
One Boston Place                                               Management, formerly
Boston, MA 02108                                               First Vice President,
2/20/61                                                        Mellon Institutional Asset
                                                               Management and Mellon
                                                               Global Investments

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)
                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson         Vice President     Vice President   Vice President and Mutual     30              None
Mellon Institutional       and Treasurer      since 1999;      Funds Controller, Mellon
Asset Management                              Treasurer since  Institutional Asset
One Boston Place                              2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland         Assistant Vice     Since 1996       Vice President and            30              None
Mellon Institutional         President                         Manager, Mutual Funds
Asset Management                                               Operations, Mellon
One Boston Place                                               Institutional Asset
Boston, MA 02108                                               Management
8/19/51

Cara E. Hultgren           Assistant Vice     Since 2001       Assistant Vice President      30              None
Mellon Institutional         President                         and Manager, Shareholder
Asset Management                                               Services, Mellon Institutional
One Boston Place                                               Asset Management since 2001;
Boston, MA 02108                                               Shareholder Representative,
1/19/71                                                        Standish Mellon
                                                               Asset Management

Jan F. Jumet                   Chief          Since 2004       Senior Vice President and     30              None
Standish Mellon Assest       Compliance                        Chief Compliance Officer
Management Company LLC        Officer                          for Standish Mellon Asset
One Boston Place                                               Management Company LLC;
Boston, MA 02108                                               formerly Director of
8/9/66                                                         Compliance and
                                                               Administration and Chief
                                                               Administration Officer for
                                                               Standish Mellon Asset
                                                               Management Company LLC,
                                                               Senior Vice President and
                                                               Chief Administration Officer
                                                               for Mellon Bond Associates,
                                                               LLP, and First Vice President
                                                               and Senior Sales Associate
                                                               for Mellon Institutional
                                                               Asset Management

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                        [LOGO] Mellon
                               --------------------------
                               Mellon Institutional Funds

                               One Boston Place
                               Boston, MA 02108-4408
                               800.221.4795
                               www.melloninstitutionalfunds.com



                                                                    0928AR0904

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds





Annual Report                      THE BOSTON COMPANY
                                   LARGE CAP CORE FUND
--------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2004

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund' s Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund' s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC's web site at http:
//www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

November 29, 2004

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2004.

The past 12 months have been largely positive ones for the financial markets, as the economic expansion continued. However, as the year progressed, estimates of the recovery's strength have been reined in, to the benefit of fixed income and the detriment of stocks.

The S&P 500 finished 2003 and entered 2004 with a sharp 100-point climb to its peak in March, fueled to a large degree by above-trend GDP growth and driven by a potent mix of tax cuts, monetary policy and government spending. But the momentum stalled, as the market dealt with the prospect of inflation and a new tightening cycle by the Federal Reserve, and the uncertainties of a tight presidential campaign. Since March, the S&P 500 has been largely range-bound, except for booming oil stocks. Economic indicators increasingly painted a picture of a slowdown to more normal growth, and corporate profits appeared strong, but less robust than anticipated.

In the bond market, 2003 ended with much speculation about when and how the Fed would end one of the longest stretches of easy monetary policy on record, which had driven rates to historical lows. In the fall of 2003, the prospect of deflation was still a factor in the Fed's deliberations, and was its stated rationale for maintaining an accommodative stance. Soon, however, the Fed began to refer to a "measured pace" of tightening. The market reacted by switching gears dramatically, sending the 10-year U.S. Treasury note from 3.7% on March 16 to 4.9% on June 14. Since then, as the economic outlook softened, with relatively tame inflation, yields have settled back to about 4%, roughly the same as a year ago.

Looking ahead, it's clear that there are some causes for concern. Consumers are weighted with debt and potentially vulnerable in a rising rate environment. Companies are hoarding cash, and are being deliberate in boosting employment and spending on plant and equipment, as federal stimulus is waning. Nevertheless, business activity has some significant momentum, which should carry over into 2005, with reasonably strong profit growth and modest inflation.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard
-----------------------
Patrick J. Sheppard


                  One Boston Place  *  Boston, MA 02108-4402

                        A Mellon Asset Management Company

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY LARGE CAP CORE FUND

                       MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

September 2004

Investor focus has clearly shifted to the prevailing economic conditions over the past year. Nudged along by steadily escalating oil prices and a close US presidential race, a conservatism has emerged that has manifest itself in weakening consumption, rising interest rates and corporate America's reluctance to be excessively leveraged. Equity markets have languished as year-over-year trading volumes have declined over 10%, and the Lehman Brothers Aggregate bond index has more than doubled the return of the S&P 500 thus far in 2004.

For the 12 months ended September 30, 2004, The Boston Company Large Cap Core Fund (formerly known as Standish Select Value Fund) had a total return of 13.23%. This put the Large Cap Core Fund slightly behind both the S&P 500 at 13.87% and the Russell 1000 Value Index, which returned 20.5%. The bulk of this annual return is imbedded in the fourth quarter of 2003, as the broad market rose only 1.5% through the first nine months of 2004.

Within the markets, results have been a mixed bag as well, with return leadership still centered in mid and smaller capitalization ranges (below $10b), while value has outperformed growth. From an absolute return perspective, energy has been the best performing sector, and from a contribution to portfolio return standpoint, it was the consumer staples sector.

Over the course of the past year the US markets have transitioned from a drastic rebound to a more cautious advance, as the memories of the recent downturn are still fresh in investors' minds. Interest rates bottomed out at 40-year lows, global tension escalated in the Middle East, and oil prices soared beyond $50/barrel. GDP has slowed its hasty rate of growth in 2003 to a more moderate level. Increasing corporate expenditures, sinking jobless claims, and improving fundamentals underpinned an increasingly cautious, albeit sustainable, advance by US equities.

Regardless of the direction of the economy or the markets, the disciplined investment approach used to manage the Large Cap Core Fund does not vary. Our unwavering focus is on finding undervalued companies with improving business momentum. The process begins with a computerized ranking of approximately 1000 large and liquid stocks. The computer modeling identifies those companies that have the most attractive combination of low valuations and business strength. Using this list of ranked candidates the analysts conduct further research to identify those companies in the best position to maintain their business momentum. The process ensures that the Large Cap Core Fund's holdings have an attractive combination of better than average business strength and better than average valuations. The strategy does not guarantee superior performance, but we believe that over time it will prove to be successful.

Although less robust than 2003, we expect the economy to continue to grow at a more modest 3-4% annual rate as measured by GDP. Stock valuations have tightened up in various segments of the equity markets, highlighting our fundamental research and stock selection. Our portfolio team is focusing on the most severely discounted stocks across all sectors. On a broader level there has been a distinct shift away from a consumer driven economic expansion as the credit tightening cycle is underway and energy prices have commanded a greater portion of household income. Outlooks have admittedly shifted to 2005 and the expectations that equity markets will rise moderately in an earnings driven environment.

Thank you for your continued support.


/s/ David Cameron                        /s/ Sean Fitzgibbon
-----------------                        -------------------
David Cameron                            Sean Fitzgibbon

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY LARGE CAP CORE FUND

   COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN THE BOSTON COMPANY
       LARGE CAP CORE FUND, THE S&P 500, AND THE RUSSELL 1000 VALUE INDEX
--------------------------------------------------------------------------------

[DATA BELOW REPRESENTS LINE CHART IN THE ORIGINAL DOCUMENT]

                               TBC Large Cap         S&P 500        Russell 1000
                             Core Equity Fund         Index          Value Index
                             ----------------        -------        ------------
              Beginning          $100,000           $100,000          $100,000
1994
              Quarter3           $103,221           $104,889          $102,553
              Quarter4           $101,674           $104,873          $100,931
1995
              Quarter1           $110,579           $115,084          $110,524
              Quarter2           $122,863           $126,070          $120,426
              Quarter3           $134,608           $136,088          $130,948
              Quarter4           $139,856           $144,281          $139,638
1996
              Quarter1           $149,418           $152,025          $147,544
              Quarter2           $153,431           $158,848          $150,085
              Quarter3           $161,040           $163,759          $154,448
              Quarter4           $177,397           $177,409          $169,855
1997
              Quarter1           $179,479           $182,164          $174,208
              Quarter2           $211,103           $213,967          $199,889
              Quarter3           $239,712           $229,993          $219,796
              Quarter4           $241,738           $236,598          $229,613
1998
              Quarter1           $272,295           $269,602          $256,379
              Quarter2           $267,216           $278,505          $257,526
              Quarter3           $217,353           $250,802          $227,692
              Quarter4           $259,159           $304,214          $265,500
1999
              Quarter1           $241,062           $319,372          $269,304
              Quarter2           $260,398           $341,882          $299,675
              Quarter3           $244,063           $320,534          $270,315
              Quarter4           $258,706           $368,226          $285,009
2000
              Quarter1           $272,716           $376,671          $286,367
              Quarter2           $268,222           $366,664          $272,946
              Quarter3           $284,381           $363,113          $294,412
              Quarter4           $307,243           $334,701          $304,997
2001
              Quarter1           $290,679           $295,021          $287,138
              Quarter2           $296,012           $312,287          $301,153
              Quarter3           $263,950           $266,449          $268,171
              Quarter4           $282,263           $294,919          $287,944
2002
              Quarter1           $288,644           $295,730          $299,726
              Quarter2           $262,718           $256,110          $274,192
              Quarter3           $217,241           $211,865          $222,719
              Quarter4           $232,802           $229,741          $243,246
2003
              Quarter1           $223,758           $222,505          $231,413
              Quarter2           $259,021           $256,756          $271,387
              Quarter3           $264,507           $263,550          $276,991
              Quarter4           $296,119           $295,641          $316,294
2004
              Quarter1           $302,297           $300,647          $325,877
              Quarter2           $303,631           $305,821          $328,743
              Quarter3           $299,297           $300,112          $333,817

                          AVERAGE ANNUAL TOTAL RETURNS
                          (FOR PERIOD ENDED 9/30/2004)
--------------------------------------------------------------------------------

                                                                           Since
                                                                         Inception
    1 Year           3 Year            5 Year            10 Year         1/03/1991
-------------------------------------------------------------------------------------
    13.23%            4.28%            4.16%            11.23%            12.41%

AVERAGE ANNUAL TOTAL RETURNS REFLECT THE CHANGE IN THE VALUE OF AN INVESTMENT, ASSUMING REINVESTMENT OF THE FUND'S DIVIDEND INCOME AND CAPITAL GAINS. THE $100,000 LINE GRAPH AND THE FUND'S RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. DURING PERIODS OF REIMBURSEMENT BY THE FUND'S INVESTMENT ADVISER (IF APPLICABLE), THE FUND'S TOTAL RETURN WILL BE GREATER THAN IT WOULD BE HAD THE REIMBURSEMENT NOT OCCURRED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY LARGE CAP CORE FUND

                           SHAREHOLDER EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                     Expenses Paid
                                                  Beginning                    Ending                During Period+
                                                Account Value              Account Value            April 1, 2004 to
                                                April 1, 2004           September 30, 2004         September 30, 2004
-------------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000.00                    $990.10                   $4.13
Hypothetical (5% return per year
  before expenses)                                $1,000.00                   $1020.85                   $4.19

---------------
+ EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.83%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD). THE EXAMPLE REFLECTS THE COMBINED EXPENSES OF THE FUND AND THE MASTER PORTFOLIO IN WHICH IT INVESTS ALL ITS ASSETS.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY LARGE CAP CORE FUND

            STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
  Investment in The Boston Company Large Cap Core Portfolio ("Portfolio"), at value (Note 1A)                      $56,034,183
  Receivable for Fund shares sold                                                                                       49,887
  Prepaid expenses                                                                                                       5,290
                                                                                                                   -----------
    Total assets                                                                                                    56,089,360
LIABILITIES
 Accrued transfer agent fees                                                                    $     3,103
 Accrued trustees' fees                                                                                 999
 Accrued expenses and other liabilities                                                              18,695
                                                                                                -----------
    Total liabilities                                                                                                   22,797
                                                                                                                   -----------
NET ASSETS                                                                                                         $56,066,563
                                                                                                                   -----------
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                  $53,292,470
  Accumulated net realized loss on investments                                                                      (1,495,032)
  Undistributed net investment income                                                                                  138,723
  Net unrealized appreciation on investments                                                                         4,130,402
                                                                                                                   -----------
TOTAL NET ASSETS                                                                                                   $56,066,563
                                                                                                                   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            1,590,902
                                                                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                  $     35.24
                                                                                                                   ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY LARGE CAP CORE FUND

         STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend income allocated from Portfolio (net of foreign withholding taxes of $1,174)                            $   876,713
  Interest income allocated from Portfolio                                                                               9,993
  Expenses allocated from Portfolio                                                                                   (429,075)
                                                                                                                   -----------
    Net investment income allocated from Portfolio                                                                     457,631

EXPENSES
 Transfer agent fees (Note 2)                                                                $    8,057
 Professional fees                                                                               19,476
 Registration fees                                                                               23,535
 Trustees' fees and expenses (Note 2)                                                             2,000
 Shareholder reports                                                                              7,500
 Insurance expense                                                                                1,007
 Miscellaneous                                                                                    5,746
                                                                                             ----------
    Total expenses                                                                               67,321

DEDUCT:
 Reimbursement of Fund operating expenses (Note 2)                                               (7,419)
                                                                                             ----------
    Net expenses                                                                                                        59,902
                                                                                                                   -----------
      Net investment income                                                                                            397,729
                                                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) allocated from Portfolio on Investments:
    Investment securities                                                                     4,929,409
    Futures contracts                                                                           107,512
                                                                                             ----------
      Net realized gain                                                                                              5,036,921
  Change in unrealized appreciation (depreciation) allocated from Portfolio                                          2,262,590
                                                                                                                   -----------
        Net realized and unrealized gain on investments                                                              7,299,511
                                                                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                         $ 7,697,240
                                                                                                                   ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY LARGE CAP CORE FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       For the                  For the
                                                                                     Year Ended                Year Ended
                                                                                 September 30, 2004       September 30, 2003
                                                                                 ------------------       -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
  Net investment income                                                            $     397,729              $    679,484
  Net realized gains (loss) allocated from Portfolio                                   5,036,921                (3,244,390)
  Change in net unrealized appreciation allocated from Portfolio                       2,262,590                12,889,324
                                                                                   -------------              ------------
  Net increase in net assets from operations                                           7,697,240                10,324,418
                                                                                   -------------              ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                            (568,427)                 (675,158)
                                                                                   -------------              ------------
  Total distributions to shareholders                                                   (568,427)                 (675,158)
                                                                                   -------------              ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                     6,450,338                11,259,233
  Value of shares issued to shareholders in payment of distributions declared            401,721                   566,287
  Cost of shares redeemed                                                            (22,063,953)              (12,354,505)
                                                                                   -------------              ------------
  Net decrease in net assets from Fund share transactions                            (15,211,894)                 (528,985)
                                                                                   -------------              ------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                                             (8,083,081)                9,120,275
NET ASSETS
  At beginning of year                                                                64,149,644                55,029,369
                                                                                   -------------              ------------
  At end of year (including undistributed
    net investment income of $138,723 and $309,103)                                $  56,066,563              $ 64,149,644
                                                                                   =============              ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY LARGE CAP CORE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              Year Ended September 30,
                                                             ------------------------------------------------------------
                                                               2004          2003        2002         2001         2000
                                                             -------       -------     -------       -------     -------
NET ASSET VALUE, BEGINNING OF YEAR                           $ 31.43       $ 26.13     $ 34.00       $ 41.71     $ 37.79
                                                             -------       -------     -------       -------     -------
FROM OPERATIONS:
   Net investment income*(1)                                    0.23          0.36        0.32          0.39        0.29
   Net realized and unrealized gains (loss) on investments      3.92(3)       5.30       (5.77)(2)     (2.77)       5.73
                                                             -------       -------     -------       -------     -------
Total from operations                                           4.15          5.66       (5.45)        (2.38)       6.02
                                                             -------       -------     -------       -------     -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                  (0.34)        (0.36)      (0.21)        (0.29)      (0.23)
   From net realized gains on investments                         --            --       (2.21)        (5.04)      (1.87)
                                                             -------       -------     -------       -------     -------
Total distributions to shareholders                            (0.34)        (0.36)      (2.42)        (5.33)      (2.10)
                                                             -------       -------     -------       -------     -------
NET ASSET VALUE, END OF YEAR                                 $ 35.24       $ 31.43     $ 26.13       $ 34.00     $ 41.71
                                                             =======       =======     =======       =======     =======
TOTAL RETURN+                                                  13.23%        21.76%     (17.70)%       (7.18)%     16.52%
RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)(4)                    0.83%         0.71%       0.71%         0.71%       0.71%
   Net Investment Income (to average daily net assets)          0.67%         1.23%       0.96%         1.00%       0.76%
   Net Assets, End of Year (000's omitted)                   $56,067       $64,150     $55,029       $75,489     $93,315

-----------
* For the years indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share(1)                           $  0.23       $  0.29     $  0.27       $  0.38     $  0.28
Ratios (to average daily net assets):
   Expenses(4)                                                  0.84%         0.93%       0.83%         0.73%       0.73%
   Net investment income                                        0.66%         1.01%       0.84%         0.98%       0.74%

(1)  Calculated based on average shares outstanding.
(2)  Amount includes litigation proceeds received by the Fund of $0.02.
(3)  Amount includes litigation proceeds received by the Fund of $0.06.
(4) Includes the Fund's share of The Boston Company Large Cap Core Portfolio's allocated expenses.
+    Total return would have been lower in the absence of expense waivers.

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY LARGE CAP CORE FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Large Cap Core Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest of The Boston Company Large Cap Core Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that appear to be undervalued relative to underlying business fundamentals. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. As of September 30, 2004 the Fund owned approximately 100% of the Portfolio's net assets. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value based on the net asset value of the Portfolio. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Investment transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for wash sales, post-October losses and realized and unrealized gains or losses on futures.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY LARGE CAP CORE FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     E. COMMITMENT AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM") a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Effective November 1, 2003 TBCAM voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.90% of the Fund's average daily net assets for the year ended September 30, 2004. Prior to that date the voluntary expense limitation rate was 0.71%. Pursuant to this agreement, for the year ended September 30, 2004, TBCAM voluntarily reimbursed the Fund for $7,419 of its operating expenses. This agreement is temporary and voluntary and may be discontinued or revised by TBCAM at any time.

     Effective February 23, 2004, the Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $3,500 during the year ended September 30, 2004.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The following table sets forth all remuneration paid to the Trustees by the Fund for the fiscal year ended September 30, 2004. The fund also bears its pro rata share of the renumeration paid to the Trustees by the Portfolio. See Note 2 of the Portfolio's notes to financial statements which are included elsewhere in this report.

                  NAME OF TRUSTEE
                  -------------------------------
                  Samuel C. Fleming          $500
                  Benjamin M. Friedman       $500
                  John H. Hewitt             $500
                  Caleb Loring, III          $500
                  Patrick J. Sheppard           0
                  Richard S. Wood *             0

     *  MR. WOOD RESIGNED FROM THE BOARD OF TRUSTEES ON OCTOBER 7, 2003.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the year ended aggregated $6,813,122 and $22,706,053, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur. At September 30, 2004, unrealized appreciation (depreciation) on the Portfolio was allocated in the amount of $4,130,402 to the Fund and $1,219,888 to other entities previously invested in the Portfolio but since ceased operations.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY LARGE CAP CORE FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                             For the                For the
                                                           Year Ended             Year Ended
                                                       September 30, 2004     September 30, 2003
                                                       ------------------     ------------------
     Shares sold                                             185,329                358,946
     Shares issued to shareholders in
       payment of distributions declared                      11,699                 19,336
     Shares redeemed                                        (647,475)              (443,179)
                                                            --------               --------
     Net decrease                                           (450,447)               (64,897)
                                                            ========               ========

     At September 30, 2004, two shareholders of record held approximately 12% and 11% of the total outstanding shares of the Fund, respectively. Investment activities of these shareholders could have a material impact on the Fund.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income          $   136,255

     Capital loss carry-forward              (1,315,495)

     At September 30, 2004, the Fund, for federal income tax purposes, has capital loss carryovers which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are as follows:

                   Capital Loss
                    Carry Over                        Expiration Date
                  -------------                       ---------------
                   $1,315,495                            9/30/2011

     Tax character of distributions paid during the fiscal year ended September 30, 2004, was as follows:

        Distributions paid from:

        Ordinary income                           $568,427

     See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY LARGE CAP CORE FUND

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Investment Trust and the Shareholders of The Boston Company Large Cap Core Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Large Cap Core Fund (the "Fund") at September 30, 2004 and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investment in the Portfolio at September 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
November 19, 2004

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                PORTFOLIO INFORMATION AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                           PERCENTAGE OF
     TOP TEN HOLDINGS                       SECTOR                         NET ASSETS
     -----------------------------------------------------------------------------------
     Microsoft Corp.                        Technology                          3.2
     Citigroup Inc.                         Financials                          3.2
     Bank of America                        Financials                          2.6
     Exxon Mobil Corp.                      Energy                              2.6
     General Electric Co.                   Industrials                         2.6
     Cisco Systems, Inc.                    Technology                          2.5
     Pfizer, Inc.                           Health Care                         2.5
     Goldman Sachs Group                    Financials                          1.9
     Wal-Mart Stores Inc.                   Consumer Staples                    1.8
     Procter & Gamble Co.                   Consumer Staples                    1.7
                                                                               ----
                                                                               24.6

                                          PERCENTAGE OF
     ECONOMIC SECTOR ALLOCATION           NET ASSETS
     --------------------------------------------------
     Consumer Discretionary                   11.6
     Consumer Staples                          9.5
     Energy                                    8.6
     Financials                               19.9
     Health Care                              13.4
     Industrials                              11.4
     Materials                                 2.8
     Technology                               15.6
     Telecommunication Services                2.4
     Utilities                                 2.9
     Short-term and Net Other Assets           1.9
                                             -----
                                             100.0

     The Portfolio is actively managed. Current holdings may be different than those presented above.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                      Value
Security                                                  Shares    (Note 1A)
--------------------------------------------------------------------------------
EQUITIES--98.1%

CONSUMER DISCRETIONARY--11.6%
Black & Decker Corp.                                       5,600  $  433,664
Carnival Corp.                                            12,400     586,396
Coach, Inc.                                               14,400     610,848
Comcast Corp. *                                           13,406     378,585
Marriott International, Class A                           12,400     644,304
McDonalds Corp.                                           25,100     703,553
Petco Animal Supplies, Inc.                                9,000     293,940
Staples, Inc.                                             21,200     632,184
Target Corp.                                              10,500     475,125
Time Warner, Inc.                                         33,400     539,076
Viacom, Inc., Class B                                     14,000     469,840
Walt Disney Co.                                           33,300     750,915
                                                                  ----------
                                                                   6,518,430
                                                                  ----------
CONSUMER STAPLES--9.5%
Archer-Daniels-Midland Co.                                26,600     451,668
Constellation Brands Inc., Class A *                      13,500     513,810
Costco Wholesale Corp.                                    15,200     631,712
Dean Foods Corp.                                          11,700     351,234
Estee Lauder Companies, Class A                            9,200     384,560
Kellogg Co.                                               13,700     584,442
Kimberly-Clark Corp.                                       6,700     432,753
Procter & Gamble Co.                                      18,000     974,160
Wal-Mart Stores, Inc.                                     18,500     984,200
                                                                  ----------
                                                                   5,308,539
                                                                  ----------
ENERGY--8.6%
Anadarko Petroleum Corp.                                   4,900     325,164
BP PLC ADR                                                 4,990     287,075
Chesapeake Energy Corp.                                   26,400     417,912
ChevronTexaco Corp.                                        5,732     307,464
ConocoPhillips                                             7,100     588,235
Devon Energy Corp.                                         5,600     397,656
Exxon Mobil Corp.                                         30,004   1,450,093
Newfield Exploration Co.                                   9,900     606,276
Weatherford Intl Ltd. *                                    9,000     459,180
                                                                  ----------
                                                                   4,839,055
                                                                  ----------
FINANCIAL--19.9%
Ace Ltd.                                                  13,500     540,810
American International Group                              14,149     961,991
Bank of America Corp.                                     34,200   1,481,886
Boston Properties, Inc. REIT                               5,400     299,106

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                      Value
Security                                                  Shares    (Note 1A)
--------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
Capital One Financial Corp.                                9,200  $  679,880
Chubb Corp.                                                8,200     576,296
Citigroup, Inc.                                           40,466   1,785,360
Franklin Resources, Inc.                                  16,500     920,040
Goldman Sachs Group, Inc.                                 11,500   1,072,260
JPMorgan Chase & Co.                                      18,000     715,140
Legg Mason, Inc.                                           6,450     343,592
Merrill Lynch & Co., Inc.                                  4,900     243,628
Morgan Stanley                                             5,400     266,220
Radian Group, Inc.                                        12,200     564,006
Wachovia Corp.                                            15,500     727,725
                                                                  ----------
                                                                  11,177,940
                                                                  ----------
HEALTH CARE--13.4%
Amgen, Inc.                                                9,000     510,120
Boston Scientific Corp.                                   10,600     421,138
Charles River Laboratories                                 6,400     293,120
Davita, Inc. *                                            14,500     451,675
Fisher Scientific International                           13,300     775,789
IVAX Corp.                                                16,900     323,635
Johnson & Johnson                                          7,900     445,007
Laboratory Corp. of America Holdings *                     7,100     310,412
Manor Care, Inc.                                           8,200     245,672
Merck & Co., Inc.                                          5,800     191,400
Millipore Corp.                                           10,300     492,855
Pfizer, Inc.                                              45,520   1,392,912
Waters Corp.                                               9,300     410,130
Wellpoint Health Networks, Inc.                            3,900     409,851
Wyeth                                                      6,400     239,360
Zimmer Holdings, Inc. *                                    7,300     576,992
                                                                  ----------
                                                                   7,490,068
                                                                  ----------
INDUSTRIAL--11.4%
Caterpillar, Inc.                                          6,900     555,105
Cendant Corp.                                             16,100     347,760
Deere & Co.                                                6,900     445,395
Eaton Corp.                                               11,200     710,192
FedEx Corp.                                                3,400     291,346
General Electric Corp.                                    43,000   1,443,940
Ingersoll-Rand Co., Class A                                8,200     557,354

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                      Value
Security                                                  Shares    (Note 1A)
--------------------------------------------------------------------------------
INDUSTRIAL (CONTINUED)
Norfolk Southern Corp.                                    19,100  $  568,034
Paccar, Inc.                                               9,300     642,816
Textron, Inc.                                              4,700     302,069
United Technologies Corp.                                  5,800     541,604
                                                                  ----------
                                                                   6,405,615
                                                                  ----------
MATERIALS--2.8%
Alcoa, Inc.                                               18,000     604,620
Dow Chemical Co.                                          13,500     609,930
El Du Pont de Nemours & Co.                                7,700     329,560
                                                                  ----------
                                                                   1,544,110
                                                                  ----------
TECHNOLOGY--15.6%
Accenture Ltd., Class A *                                 16,500     446,325
Alliance Data Systems Corp.                               17,400     705,744
Altera Corp.                                              11,500     225,055
Analog Devices, Inc.                                       7,500     290,850
Autodesk, Inc.                                             6,000     291,780
Cisco Systems, Inc. *                                     78,100   1,413,610
Cognizant Technology Solutions Corp.                      16,700     509,517
Corning, Inc.                                             31,800     352,344
Dell, Inc. *                                               7,700     274,120
Intel Corp.                                               35,600     714,136
International Business Machines Corp.                      6,400     548,736
Microsoft Corp.                                           65,200   1,802,780
Qualcomm, Inc.                                            15,900     620,736
Symantec Corp.                                             9,900     543,312
                                                                  ----------
                                                                   8,739,045
                                                                  ----------
TELECOMMUNICATION SERVICES--2.4%
SBC Communications, Inc.                                  18,000     467,100
Verizon Communications, Inc.                              21,900     862,422
                                                                  ----------
                                                                   1,329,522
                                                                  ----------
UTILITIES--2.9%
Constellation Energy Group, Inc.                          14,400     573,696
Entergy Corp.                                              7,700     466,697
P G & E Corp. *                                           19,700     598,880
                                                                  ----------
                                                                   1,639,273
                                                                  ----------
TOTAL EQUITIES (Cost $49,640,105)                                 54,991,597
                                                                  ----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                                       Value
Security                                                             Rate         Maturity      Par Value            (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.9%
U.S. GOVERNMENT--0.2%
U.S. Treasury Bill+                                                  1.640%      12/16/2004        75,000          $    74,742

Investment Companies--0.7%                                                                        Shares
                                                                                                ---------
Dreyfus Institutional Preferred Plus++                                                            402,553              402,553
                                                                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $477,295)                                                                           477,295
                                                                                                                   -----------
TOTAL INVESTMENTS--99.0% (COST $50,117,400)                                                                         55,468,892
OTHER ASSETS LESS LIABILITIES--1.0%                                                                                    565,291
                                                                                                                   -----------
NET ASSETS--100%                                                                                                   $56,034,183
                                                                                                                   ===========

NOTES TO SCHEDULE OF INVESTMENTS:
ADR-American Depository Receipt
REIT--Real Estate Investment Trust
*   Non-income producing security.
+   Denotes all or part of security pledged as collateral.
++  Affiliated institutional money market fund.

At September 30, 2004, the Portfolio held the following futures contract:

                                                                            Underlying Face          Unrealized
Contract                          Position         Expiration Date          Amount at Value             Loss
-----------------------------------------------------------------------------------------------------------------
S&P 500 (1 Contract)                Long              12/16/2004                $279,913               $(1,192)

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

            STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
 Investment in securities
    Unaffiliated issuers, at value (Note 1A) (cost $49,714,847)                               $55,066,339
    Affiliated issuers, at value (Note 1E) (cost $402,553)                                        402,553
  Receivable for investments sold                                                                 865,334
  Interest and dividends receivable                                                                43,035
  Prepaid expenses                                                                                  6,459
                                                                                              -----------
    Total assets                                                                               56,383,720
LIABILITIES
 Payable for investments purchased                                 $  280,750
 Payable to investment advisor                                          3,826
 Payable for variation margin on open futures contracts (Note 5)           75
 Accrued accounting and custody fees                                   12,200
 Accrued trustees' fees and expenses                                    2,390
 Accrued expenses and other liabilities                                50,296
                                                                    ---------
    Total liabilities                                                                             349,537
                                                                                              -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTEREST)                                     $56,034,183
                                                                                              ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                   STATEMENT OF OPERATIONS SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income (net of foreign withholding taxes of $1,174)                                                        $876,713
  Interest income                                                                                                        9,993
                                                                                                                    ----------
    Total investment income                                                                                            886,706

EXPENSES
 Investment advisory fee (Note 2)                                                              $298,188
 Accounting and custody fees (Note 2)                                                            78,285
 Professional fees                                                                               29,090
 Trustees' fees and expenses (Note 2)                                                            11,779
 Insurance expense                                                                                9,128
 Miscellaneous                                                                                    2,605
                                                                                             ----------
    Total expenses                                                                                                     429,075
                                                                                                                    ----------
      Net investment income                                                                                            457,631
                                                                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
    Investment securities                                                                     4,929,409
    Futures contracts                                                                           107,512
                                                                                             ----------
      Net realized gain on investments                                                                               5,036,921
  Change in unrealized appreciation (depreciation) of:
    Investment securities                                                                     2,234,053
    Futures contracts                                                                            28,537
                                                                                             ----------
      Change in net unrealized appreciation (depreciation)                                                           2,262,590
                                                                                                                    ----------
        Net realized and unrealized gain on investments                                                              7,299,511
                                                                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                          $7,757,142
                                                                                                                    ==========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   For the              For the
                                                                                  Year Ended           Year Ended
                                                                              September 30, 2004    September 30, 2003
                                                                              ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
  Net investment income                                                           $   457,631           $   679,488
  Net realized gains (losses) on investments                                        5,036,921            (3,244,400)
  Change in net unrealized appreciation (depreciation) of investments               2,262,590            12,889,366
                                                                                  -----------           -----------
  Net increase in net assets from operations                                        7,757,142            10,324,454
                                                                                  -----------           -----------
CAPITAL TRANSACTIONS
  Contributions                                                                     6,813,122            11,278,147
  Withdrawals                                                                     (22,706,053)          (12,440,045)
                                                                                  -----------           -----------
  Net increase (decrease) in net assets from capital transactions                 (15,892,931)           (1,161,898)
                                                                                  -----------           -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (8,135,789)            9,162,556
NET ASSETS
  At beginning of year                                                             64,169,972            55,007,416
                                                                                  -----------           -----------
  At end of year                                                                  $56,034,183           $64,169,972
                                                                                  ===========           ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     Year Ended September 30,
                                                                   -----------------------------------------------------------
                                                                     2004         2003        2002         2001         2000
                                                                   --------     -------      --------    --------     --------
TOTAL RETURN+                                                        13.34%++     21.76%++     17.69%++     (7.11)%      16.59%
RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)*                            0.72%        0.71%        0.70%        0.64%        0.64%
   Net Investment Income (to average daily net assets)*               0.77%        1.23%        0.97%        1.06%        0.83%
   Portfolio Turnover                                                   66%         104%          80%          62%          92%
   Net Assets, End of Period (000's omitted)                       $56,034      $64,170      $55,007     $124,213     $146,105

----------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Portfolio for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Ratios (to average daily net assets):
   Expenses                                                            N/A         0.77%        0.72%         N/A          N/A
   Net investment income                                               N/A         1.17%        0.95%         N/A          N/A

+ Total return for the Portfolio has been calculated based on the total return for the investor Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
++   Total return would have been lower in the absence of expense waivers.

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Large Cap Core Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     At September 30, 2004, there was one fund, The Boston Company Large Cap Core Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at September 30, 2004 was approximately 100%.

     The objective of the Portfolio is long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity and equity-related securities of companies which appear to be undervalued relative to current earnings growth.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTION AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     D. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     E. AFFILIATED ISSUERS

     Issuers in which the Fund held investments in other investment companies advised by The Boston Company Asset Management, LLC ("TBCAM") or its affiliates.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(2) INVESTMENT ADVISORY FEE:

     The investment advisory fee paid to TBCAM for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. For the year ended September 30, 2004, the Portfolio paid $298,188 in investment advisory fees to TBCAM.

     The Portfolio has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $75,579 during the year ended September 30, 2004.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

     The following table sets forth all remuneration paid to the Trustees by the Portfolio for the Portfolio's fiscal year ended September 30, 2004:

                  NAME OF TRUSTEE
                  -------------------------------
                  Samuel C. Fleming        $1,689
                  Benjamin M. Friedman     $1,689
                  John H. Hewitt           $1,689
                  Caleb Loring, III        $1,825
                  Patrick J. Sheppard           0
                  Richard S. Wood *             0

     * MR. WOOD RESIGNED FROM THE BOARD OF TRUSTEES ON OCTOBER 7, 2003.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 2004, were $38,837,349 and $53,126,917, respectively. For the year ended September 30, 2004, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  FEDERAL TAXES:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                                 $ 50,295,661
                                                    ============
     Gross unrealized appreciation                  $  6,544,162
     Gross unrealized depreciation                    (1,370,931)
                                                    ------------
     Net unrealized appreciation                    $  5,173,231
                                                    ============

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tends to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tends to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Portfolio entered into no such transactions during the year ended September 31, 2004.

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2004, the Portfolio held futures contracts. See Schedule of Investments for further detail.

(6)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust, as well as funds in the Mellon Institutional Funds Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the year ended September 30, 2004, the facility fee was $1,368 for the Portfolio.

     During the September 30, 2004, the Portfolio had borrowed under the credit facility incurring $34 of interest expense.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   THE BOSTON COMPANY LARGE CAP CORE PORTFOLIO

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Master Portfolio and Investors of The Boston Company Large Cap Core Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Large Cap Core Portfolio (the "Portfolio") at September 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
November 19, 2004

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of September 30, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming              Trustee        Trustee since    Chairman of the Board         30              None
c/o Decision Resources, Inc.                  11/3/1986        and Chief Executive
260 Charles Street                                             Officer, Decision
Waltham, MA 02453                                              Resources, Inc.
9/30/40

Caleb Loring III               Trustee        Trustee since    Trustee, Essex Street         30              None
c/o Essex Street Associates                   11/3/1986        Associates (family
P.O. Box 181                                                   investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman           Trustee        Trustee since    William Joseph Maier,         30              None
c/o Harvard University                        9/13/1986        Professor of Political
Cambridge, MA 02138                                            Economy, Harvard
8/5/44                                                         University

John H. Hewitt                 Trustee        Trustee since    Trustee, Mertens              30              None
P.O. Box 2333                                 11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35

INTERESTED TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard      Trustee, President   Since 2003       Senior Vice President         30              None
Mellon Institutional          and Chief                        and Chief Operating
Asset Management          Executive Officer                    Officer, Mellon Institutional
One Boston Place                                               Asset Management;
Boston, MA 02108                                               formerly Vice President
7/24/65                                                        and Chief Financial Officer,
                                                               Mellon Institutional
                                                               Asset Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann         Vice President     Since 2003        Senior Vice President         30              None
Mellon Institutional        and Secretary                      and Head of Operations
Asset Management                                               Mellon Institutional Asset
One Boston Place                                               Management, formerly
Boston, MA 02108                                               First Vice President,
2/20/61                                                        Mellon Institutional Asset
                                                               Management and Mellon
                                                               Global Investments

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson         Vice President     Vice President   Vice President and Mutual     30              None
Mellon Institutional        and Treasurer     since 1999;      Funds Controller, Mellon
Asset Management                              Treasurer since  Institutional Asset
One Boston Place                              2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland         Assistant Vice     Since 1996       Vice President and            30              None
Mellon Institutional          President                        Manager, Mutual Funds
Asset Management                                               Operations, Mellon
One Boston Place                                               Institutional Asset
Boston, MA 02108                                               Management
8/19/51

Cara E. Hultgren           Assistant Vice     Since 2001       Assistant Vice President      30              None
Mellon Institutional          President                        and Manager, Shareholder
Asset Management                                               Services, Mellon Institutional
One Boston Place                                               Asset Management since 2001;
Boston, MA 02108                                               Shareholder Representative,
1/19/71                                                        Standish Mellon
                                                               Asset Management

Jan F. Jumet                    Chief         Since 2004       Senior Vice President and     30              None
Standish Mellon Assest       Compliance                        Chief Compliance Officer
Management Company LLC         Officer                         for Standish Mellon Asset
One Boston Place                                               Management Company LLC;
Boston, MA 02108                                               formerly Director of
8/9/66                                                         Compliance and
                                                               Administration and Chief
                                                               Administration Officer for
                                                               Standish Mellon Asset
                                                               Management Company LLC,
                                                               Senior Vice President and
                                                               Chief Administration Officer
                                                               for Mellon Bond Associates,
                                                               LLP, and First Vice President
                                                               and Senior Sales Associate
                                                               for Mellon Institutional
                                                               Asset Management

                       THIS PAGE INTENTIONALLY LEFT BLANK

                           [LOGO] Mellon
                                  --------------------------
                                  Mellon Institutional Funds


                                  One Boston Place
                                  Boston, MA 02108-4408
                                  800.221.4795
                                  www.melloninstitutionalfunds.com

                                                                      0930AR0904

                           [LOGO] Mellon
                                  --------------------------
                                  Mellon Institutional Funds




Annual Report                     STANDISH MELLON MASSACHUSETTS
                                  INTERMEDIATE TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2004

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund' s Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund' s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC's web site at http:
//www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds


November 29, 2004

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2004.

The past 12 months have been largely positive ones for the financial markets, as the economic expansion continued. However, as the year progressed, estimates of the recovery's strength have been reined in, to the benefit of fixed income and the detriment of stocks.

The S&P 500 finished 2003 and entered 2004 with a sharp 100-point climb to its peak in March, fueled to a large degree by above-trend GDP growth and driven by a potent mix of tax cuts, monetary policy and government spending. But the momentum stalled, as the market dealt with the prospect of inflation and a new tightening cycle by the Federal Reserve, and the uncertainties of a tight presidential campaign. Since March, the S&P 500 has been largely range-bound, except for booming oil stocks. Economic indicators increasingly painted a picture of a slowdown to more normal growth, and corporate profits appeared strong, but less robust than anticipated.

In the bond market, 2003 ended with much speculation about when and how the Fed would end one of the longest stretches of easy monetary policy on record, which had driven rates to historical lows. In the fall of 2003, the prospect of deflation was still a factor in the Fed's deliberations, and was its stated rationale for maintaining an accommodative stance. Soon, however, the Fed began to refer to a "measured pace" of tightening. The market reacted by switching gears dramatically, sending the 10-year U.S. Treasury note from 3.7% on March 16 to 4.9% on June 14. Since then, as the economic outlook softened, with relatively tame inflation, yields have settled back to about 4%, roughly the same as a year ago.

Looking ahead, it's clear that there are some causes for concern. Consumers are weighted with debt and potentially vulnerable in a rising rate environment. Companies are hoarding cash, and are being deliberate in boosting employment and spending on plant and equipment, as federal stimulus is waning. Nevertheless, business activity has some significant momentum, which should carry over into 2005, with reasonably strong profit growth and modest inflation.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard
-----------------------
Patrick J. Sheppard

                  One Boston Place  *  Boston, MA 02108-4402

                        A Mellon Asset Management Company

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                       MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

September 2004

Coupon income once again pushed municipal bond investment returns into positive territory, more than offsetting the negative price impact of a modest increase in interest rates. For the year ended September 30, 2004, the Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund produced a total return after expenses of 2.64%. This result trailed the benchmark performance index (Lehman Muni 3,5,7 and 10 Year Index) return of 2.87%. Please note that the Massachusetts Fund invests only in bonds the interest of which is exempt from Massachusetts and federal income taxes, while the benchmark index is national in scope.

Throughout the past year, bond market participants focused on how quickly the Federal Reserve would hike short-term interest rates, and by how much. A steady stream of strong employment and consumption data in early 2004 convinced investors that the Fed would need to act aggressively to choke off any nascent inflation. Consequently, all rates were pushed up in anticipation of the pressures of a possibly overheating economy. The spike in yields was temporary, and quickly reversed course as jobs and spending numbers weakened through the summer months. By the end of the period, the Fed had abandoned its accommodative policy, raising short rates by a total of three-quarters of a point. Yields on longer maturities, however, were mostly unchanged from one year earlier, reflecting the perceived deceleration in the U.S. economy.

Income-oriented sectors of the tax-free bond market were bid up in the competition for excess income, and the Fund's holdings in hospital bonds, which typically carry a significant yield premium, outperformed. In addition, underweighting lower-yielding pre-refunded securities proved a successful strategy.

Although surging tax receipts caused city and state credit quality to improve markedly in fiscal 2004, Massachusetts bonds lagged under the weight of heavy potential supply to finance school construction. Recent economic indicators remain positive. The state's non-farm employment increased 2.0% since January 2004, slightly trailing the nation's 2.3% growth rate. The Commonwealth's revenue collections reflect these positive economic trends, with collections from all major taxes above budget as well as last year's results.

The gap between short- and long-term interest rates should shrink somewhat as short rates rise, but will likely remain wider than average. We are gradually moving toward a mix of shorter and longer bonds, known as a barbell structure, but only when we can establish it without sacrificing income. The Fund's sensitivity to interest rate changes closely tracks the benchmark index. We remain focused on sectors and securities that produce excess yield as the primary sources of long-term outperformance.

It has been our privilege to manage the Fund, and we thank you for your continued support.

Sincerely,

/s/ Steven W. Harvey                    /s/ Christine L. Todd
--------------------                    ---------------------
Steven W. Harvey                        Christine L. Todd

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

             COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN
       STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND AND
                  THE LEHMAN BROTHERS 3-5-7-10 YEAR MINI INDEX
--------------------------------------------------------------------------------

[DATA BELOW REPRESENTS LINE CHART IN THE ORIGINAL DOCUMENT]

                                 Standish Mellon Mass          Lehman Brothers
                                   Intermediate Tax             3-5-7-10 Year
                                   Exempt Bond Fund              Muni Index
                                 --------------------          ---------------
              Beginning                 $90,000                    $90,000
1994
              Quarter3                  $90,453                    $90,805
              Quarter4                  $89,427                    $90,127
1995
              Quarter1                  $93,777                    $94,411
              Quarter2                  $95,666                    $96,837
              Quarter3                  $98,242                    $99,473
              Quarter4                 $100,733                   $101,773
1996
              Quarter1                 $100,101                   $101,663
              Quarter2                 $100,870                   $102,198
              Quarter3                 $102,447                   $103,923
              Quarter4                 $104,829                   $106,255
1997
              Quarter1                 $104,615                   $106,320
              Quarter2                 $107,497                   $109,066
              Quarter3                 $110,183                   $111,694
              Quarter4                 $112,580                   $113,896
1998
              Quarter1                 $113,773                   $115,139
              Quarter2                 $115,179                   $116,557
              Quarter3                 $118,386                   $119,816
              Quarter4                 $119,085                   $120,738
1999
              Quarter1                 $119,824                   $121,814
              Quarter2                 $117,714                   $120,088
              Quarter3                 $118,171                   $121,108
              Quarter4                 $117,919                   $121,128
2000
              Quarter1                 $119,706                   $122,981
              Quarter2                 $121,115                   $124,883
              Quarter3                 $123,753                   $127,483
              Quarter4                 $127,671                   $131,349
2001
              Quarter1                 $130,650                   $134,755
              Quarter2                 $131,423                   $135,889
              Quarter3                 $135,285                   $139,566
              Quarter4                 $133,791                   $138,769
2002
              Quarter1                 $134,407                   $139,902
              Quarter2                 $139,529                   $145,292
              Quarter3                 $144,874                   $150,846
              Quarter4                 $144,775                   $151,435
2003
              Quarter1                 $146,110                   $153,084
              Quarter2                 $149,372                   $156,332
              Quarter3                 $149,511                   $157,333
              Quarter4                 $150,569                   $158,247
2004
              Quarter1                 $152,443                   $160,272
              Quarter2                 $149,042                   $157,046
              Quarter3                 $153,459                   $161,853

                          AVERAGE ANNUAL TOTAL RETURNS
                          (FOR PERIOD ENDED 9/30/2004)
--------------------------------------------------------------------------------

                                                                         Since
                                                                       Inception
     1 Year          3 Year          5 Year          10 Year          11/02/1992
--------------------------------------------------------------------------------
      2.64%           4.29%          5.36%            5.43%              5.35%

AVERAGE ANNUAL TOTAL RETURNS REFLECT THE CHANGE IN THE VALUE OF AN INVESTMENT, ASSUMING REINVESTMENT OF THE FUND'S DIVIDEND INCOME AND CAPITAL GAINS. THE $100,000 LINE GRAPH AND THE FUND'S RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. DURING PERIODS OF REIMBURSEMENT BY THE FUND'S INVESTMENT ADVISER (IF APPLICABLE), THE FUND'S TOTAL RETURN WILL BE GREATER THAN IT WOULD BE HAD THE REIMBURSEMENT NOT OCCURRED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                           SHAREHOLDER EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                  Expenses Paid
                                               Beginning                    Ending                During Period+
                                             Account Value              Account Value            April 1, 2004 to
                                             April 1, 2004           September 30, 2004         September 30, 2004
----------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                   $1,006.70                  $3.26
Hypothetical (5% return per year
  before expenses)                             $1,000.00                   $1,021.75                  $3.29

---------------
+ EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.65%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                PORTFOLIO INFORMATION AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

    SUMMARY OF COMBINED RATINGS
    ----------------------------------------------------------------
    QUALITY BREAKDOWN               VALUE (%)
    ----------------------------------------------------------------
    AAA                              36.4%
    AA                               38.0%
    A                                 8.3%
    BBB                              15.9%
    BB                                1.4%
           TOTAL                    100.0%

    Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higer rating category.

                                                                                                 Percentage of
    Top Ten Holdings*                                          Rate             Maturity           Net Assets
    ----------------------------------------------------------------------------------------------------------
    Commonwealth of Massachusetts NCL                          5.500%           12/01/2011            5.8
    Mass Bay Transportation Authority FGIC                     7.000%           03/01/2011            2.9
    Mass HEFA Tufts University NCL                             5.500%           08/15/2015            2.8
    Mass Bay Transportation Authority FGIC                     7.000%           03/01/2011            2.8
    Foxborough MA Stadium                                      5.750%           06/01/2011            2.7
    Mass Water Resource Authority NCL                          6.500%           07/15/2009            2.6
    Mass Port Authority MBIA NCL                               5.750%           07/01/2012            2.6
    Mass Special Obligation NCL                                5.500%           06/01/2013            2.6
    Commonwealth of Massachusetts AMBAC NCL AMT                5.750%           08/01/2010            2.6
    Commonwealth of Massachusetts Prerefunded                  5.625%           06/01/2018            2.6
                                                                                                    -----
                                                                                                     30.0

    *  Excluding short-term investments and investment of cash collateral.

                                     Percentage of
    Economic Sector Allocation        Net Assets
    --------------------------------------------
    General obligation                    19.4
    Gov't. backed 10.8
    Insured                               24.7
    Letter of credit/GIC                   1.3
    Revenue
      Housing                              0.0
      Industrial                           3.0
      Other revenue                       39.4
    Short-term and Other Net Assets        1.4
                                         -----
                                         100.0

    The Portfolio is actively managed. Current holdings may be different than those presented above.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                  SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                          Par           Value
Security                                                                      Rate        Maturity        Value        Note (1A)
------------------------------------------------------------------------------------------------------------------------------------
BONDS--98.6%
GENERAL OBLIGATIONS--19.4%
Commonwealth of Massachusetts NCL                                             5.500%      12/1/2011     2,250,000     $ 2,561,828
Commonwealth of Massachusetts NCL                                             6.000       11/1/2011       850,000         993,786
Mass Bay Transportation Authority FGIC                                        7.000        3/1/2014       900,000       1,116,531
Mass College Building Authority                                               7.500        5/1/2007       450,000         510,890
Mass College Building Authority                                               7.500        5/1/2008       250,000         293,673
Puerto Rico Commonwealth Fuel Sales Tax Revenue                               5.000        7/1/2018       750,000         807,053
Puerto Rico Commonwealth NCL                                                  6.500        7/1/2013       500,000         597,695
Puerto Rico Public Building Authority Revenue                                 5.000        7/1/2028       250,000         269,973
Puerto Rico Public Financial Corp. LOC: Government
  Development Bank For Puerto Rico                                            5.750        8/1/2027       250,000         281,430
University of Mass Building Authority State Guarantee                         6.625        5/1/2007     1,000,000       1,113,510
                                                                                                                      -----------
                                                                                                                        8,546,369
                                                                                                                      -----------
GOVERNMENT BACKED--10.8%
Commonwealth of Massachusetts--Series C                                       5.250        8/1/2009       835,000         922,550
Commonwealth of Massachusetts NCL--Series B                                   6.500        8/1/2008       550,000         628,931
Commonwealth of Massachusetts Prerefunded                                     6.000        6/1/2014       565,000         649,055
Commonwealth of Massachusetts Prerefunded                                     5.625        6/1/2018     1,000,000       1,135,010
Mass HEFA Dana Farber Cancer Institute                                        6.500       12/1/2006       650,000         697,340
Mass Revenue Rail Connections, Inc.                                           0.000        7/1/2022       500,000         191,515
Massachusetts State Water Pollution Abatement Trust Prerefunded               5.250        8/1/2013       245,000         275,890
Puerto Rico Commonwealth & Aqueduct & Sewer
  Authority FSA Prerefunded--Series A                                         9.000        7/1/2009       230,000         242,496
                                                                                                                      -----------
                                                                                                                        4,742,787
                                                                                                                      -----------
HOUSING REVENUE--0.0%
Mass HFA Multi-Family Unit FNMA                                               6.300       10/1/2013        15,000          15,067
                                                                                                                      -----------
INDUSTRIAL DEVELOPMENT--3.0%
Boston MA Industrial Development Financing Authority AMT                      7.375       5/15/2015       750,000         753,210
Mass DFA Waste Management Resource Recovery AMT                               6.900       12/1/2029       500,000         569,665
                                                                                                                      -----------
                                                                                                                        1,322,875
                                                                                                                      -----------
INSURED BOND--24.7%
Commonwealth of Massachusetts                                                 5.000       12/1/2009      $250,000         276,293
Commonwealth of Massachusetts                                                 5.000       12/1/2007       500,000         543,235
Commonwealth of Massachusetts AMBAC NCL AMT                                   5.750        8/1/2010     1,000,000       1,145,180
Commonwealth of Massachusetts MBIA NCL                                        5.500       11/1/2012       685,000         787,538
Mass Bay Transportation Authority FGIC                                        7.000        3/1/2011     1,055,000       1,285,539
Mass Bay Transportation Authority FGIC                                        7.000        3/1/2011     1,000,000       1,213,350
Mass DFA May Institute Asset Guaranty                                         5.500        9/1/2005       175,000         180,387
Mass HEFA Mass Eye and Ear ACA                                                5.000        7/1/2005       660,000         672,811
Mass HEFA Partners FSA                                                        5.500        7/1/2007       635,000         690,029
Mass Port Authority MBIA NCL AMT                                              5.750        7/1/2007       500,000         541,080
Mass Port Authority MBIA NCL                                                  5.750        7/1/2012     1,000,000       1,153,000
Mass Special Obligation NCL                                                   5.000      12/15/2013       500,000         552,490
Mass Special Obligation Revenue Refunding Notes NCL                           5.000      12/15/2011       500,000         550,025
Puerto Rico Commonwealth Highway & Transportation Authority MBIA              5.500        7/1/2013       640,000         744,774
Commonwealth of Massachusetts                                                 5.250        8/1/2020       500,000         567,050
                                                                                                                      -----------
                                                                                                                       10,902,781
                                                                                                                      -----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                  SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                          Par           Value
Security                                                                      Rate        Maturity        Value        Note (1A)
------------------------------------------------------------------------------------------------------------------------------------
LEASE REVENUE--1.8%
Puerto Rico Housing Bank Appropriation                                        5.125%      12/1/2005       750,000     $   774,698
                                                                                                                      -----------
LOC--1.3%
Boston MA Industrial Development Financing
  Authority Loc: Bank of New York AMT                                         5.875        4/1/2030       435,000         449,864
Mass IFA Amesbury LOC: Citizens Bank AMT                                      5.910        9/1/2005       140,000         143,532
                                                                                                                      -----------
                                                                                                                          593,396
                                                                                                                      -----------
REVENUE BONDS--26.4%
Mass DFA Biomedical Research                                                  6.000        8/1/2011       550,000         616,061
Mass DFA Deerfield Academy                                                    5.000       10/1/2013       400,000         443,856
Mass DFA Hampshire College                                                    5.150       10/1/2014       450,000         469,080
Mass DFA Massachusetts College of Pharmacy                                    5.750        7/1/2006       280,000         293,278
Mass DFA Massachusetts College of
  Pharmacy and Allied Health Sciences NCL                                     5.000        7/1/2009       425,000         449,395
Mass DFA Williston School                                                     6.000       10/1/2013       415,000         430,857
Mass HEFA Baystate Medical Center NCL                                         5.000        7/1/2010       250,000         266,873
Mass HEFA Boston College NCL                                                  5.000        6/1/2009       750,000         823,335
Mass HEFA Caritas Christi NCL                                                 5.500        7/1/2005       500,000         505,665
Mass HEFA Milford Hospital NCL                                                5.250       7/15/2007       600,000         623,016
Mass HEFA No. Adams Regional Hospital                                         6.750        7/1/2009       600,000         613,992
Mass HEFA Tufts University NCL                                                5.500       8/15/2015     1,050,000       1,220,510
Mass IFA Berkshire Retirement Development (b)                                 6.000        7/1/2018       530,000         533,238
Mass IFA Wentworth Institute                                                  5.050       10/1/2005       290,000         297,236
Mass Port Authority                                                           6.000        7/1/2011     1,000,000       1,127,800
Mass Port Authority                                                           5.750        7/1/2012       700,000         799,442
Mass Water Resource Authority NCL                                             6.500       7/15/2009     1,000,000       1,166,010
Massachusetts Commonwealth Water Pollution Abatement Trust                    5.250        8/1/2013         5,000           5,595
Puerto Rico Electric Power Authority Revenue (a)                              5.500        7/1/2016       250,000         284,085
Puerto Rico Industrial Tour Ed Anamendez University                           5.000        2/1/2006       650,000         670,813
                                                                                                                      -----------
                                                                                                                       11,640,137
                                                                                                                      -----------
SPECIAL REVENUES--11.2%
Foxborough MA Stadium                                                         5.750        6/1/2011     1,050,000       1,197,851
Mass Bay Transportation Authority Sales Tax Revenue                           5.250        7/1/2010       100,000         111,931
Mass Bay Transportation Authority Sales Tax Revenue                           5.250        7/1/2021       750,000         847,853
Mass Bay Transportation Authority Sales Tax Revenue NCL                       5.250        7/1/2013       500,000         565,540
Mass Special Obligation NCL                                                   5.500        6/1/2013     1,000,000       1,148,550
Virgin Islands Public Finance Authority                                       5.625       10/1/2010     1,000,000       1,076,795
                                                                                                                      -----------
                                                                                                                        4,948,520
                                                                                                                      -----------
TOTAL BONDS (Cost $41,429,156)                                                                                         43,486,630
                                                                                                                      -----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                  SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                          Par           Value
Security                                                                      Rate        Maturity        Value        Note (1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.7%

SHORT-TERM BONDS--0.7%
Mass DFA Boston University (b)                                                0.990       10/1/2042       300,000     $   300,000

INVESTMENT COMPANIES--0.0%                                                                                 Shares
                                                                                                          -------
Federated Massachusetts Municipal Cash Trust Fund                                                           5,695           5,695
                                                                                                                      -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $305,695)                                                                              305,695
                                                                                                                      -----------
TOTAL INVESTMENTS--99.3% (COST $41,734,851)                                                                            43,792,325
                                                                                                                      -----------
OTHER ASSETS, LESS LIABILITIES--0.7%                                                                                      287,236
                                                                                                                      -----------
NET ASSETS--100%                                                                                                      $44,079,561
                                                                                                                      ===========

NOTES TO SCHEDULE OF INVESTMENTS:
ACA--American Capital Access Holdings, Inc.
AMBAC--American Municipal Bond Assurance Corp.
AMT--Alternative Minimum Tax
DFA--Development Finance Agency
FGIC--Financial Guaranty Insurance Co.
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
HEFA--Health & Educational Facilities Authority
HFA--Housing Finance Authority
IFA--Industrial Finance Authority
LOC--Letter of Credit
MBIA--Municipal Bond Insurance Association
NCL--Non-callable
(a) Delayed delivery security.
(b) Variable Rate Security; rate indicated is as of 9/30/04. Variable rate securities that reset monthly or more frequently are considered short term securities for reporting purposes.

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

            STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (cost $41,734,851)                                                               $43,792,325
  Receivable for Fund shares sold                                                                                       30,140
  Interest receivable                                                                                                  617,784
  Prepaid expenses                                                                                                       9,630
                                                                                                                   -----------
    Total assets                                                                                                    44,449,879

LIABILITIES
 Payable for investments purchased                                                        $ 278,628
 Distributions payable                                                                       44,284
 Accrued accounting, custody and transfer agent fees                                         14,186
 Accrued trustees' fees and expenses                                                          1,090
 Accrued expenses and other liabilities                                                      32,130
                                                                                          ---------
    Total liabilities                                                                                                  370,318
                                                                                                                   -----------
NET ASSETS                                                                                                         $44,079,561
                                                                                                                   ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                  $41,769,053
  Accumulated net realized gain                                                                                        233,270
  Undistributed net investment income                                                                                   19,764
  Net unrealized appreciation                                                                                        2,057,474
                                                                                                                   -----------
TOTAL NET ASSETS                                                                                                   $44,079,561
                                                                                                                   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            2,042,592
                                                                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                  $     21.58
                                                                                                                   ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income                                                                                                   $1,979,442

EXPENSES
 Investment advisory fee (Note 2)                                                         $ 185,887
 Accounting, custody, and transfer agent fees (Note 2)                                       85,859
 Professional fees                                                                           41,974
 Registration fees                                                                            5,650
 Trustees' fees and expenses (Note 2)                                                         9,646
 Insurance expense                                                                           10,152
 Miscellaneous                                                                               10,214
                                                                                          ---------
    Total expenses                                                                          349,382

DEDUCT:
 Waiver of investment advisory fee (Note 2)                                                (47,482)
                                                                                          ---------
    Net expenses                                                                                                       301,900
                                                                                                                    ----------
      Net investment income                                                                                          1,677,542
                                                                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on:
    Investment securities                                                                                              270,520
  Change in unrealized appreciation (depreciation)
    Investment securities                                                                                            (706,976)
                                                                                                                    ----------
  Net realized and unrealized loss on investments                                                                    (436,456)
                                                                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                          $1,241,086
                                                                                                                    ==========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          For the             For the
                                                                         Year Ended           Year Ended
                                                                     September 30, 2004    September 30, 2003
                                                                     ------------------    ------------------
INCREASE (DECREASE) IAN NET ASSETS:
FROM OPERATIONS
  Net investment income                                                 $  1,677,542          $  2,244,466
  Net realized gains                                                         270,520             1,266,092
  Change in net unrealized appreciation (depreciation) on investments       (706,976)           (1,638,036)
                                                                        ------------          ------------
  Net increase in net assets from operations                               1,241,086             1,872,522
                                                                        ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                              (1,670,668)           (2,244,466)
  From net realized gain on investments                                   (1,266,678)             (113,195)
                                                                        ------------          ------------
  Total distributions to shareholders                                     (2,937,346)           (2,357,661)
                                                                        ------------          ------------
FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                         2,234,159             5,014,924
  Value of shares issued to shareholders
    in payment of distributions declared                                   2,294,786             1,421,720
  Cost of shares redeemed                                                (10,485,190)          (19,945,194)
                                                                        ------------          ------------
  Net (decrease) in net assets from Fund share transactions               (5,956,245)          (13,508,550)
                                                                        ------------          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (7,652,505)          (13,993,689)
NET ASSETS
  At beginning of year                                                    51,732,066            65,725,755
                                                                        ------------          ------------
  At end of year (including undistributed
    net investment income of $19,764 and $10,322)                       $ 44,079,561          $ 51,732,066
                                                                        ============          ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                Year Ended September 30,
                                                             -----------------------------------------------------------------
                                                                2004          2003         2002          2001          2000
                                                             ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, BEGINNING OF YEAR                           $   22.36     $   22.52     $   21.89     $   20.89     $   20.85
                                                             ---------     ---------     ---------     ---------     ---------
FROM OPERATIONS:
   Net investment income(* (1))                                   0.79          0.82          0.88          0.91          0.92
   Net realized and unrealized gains (loss) on investments       (0.21)        (0.12)         0.63          1.00          0.04
                                                             ---------     ---------     ---------     ---------     ---------
Total from investment operations                                  0.58          0.70          1.51          1.91          0.96
                                                             ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                    (0.79)        (0.82)        (0.88)        (0.91)        (0.92)
   From net realized gains on investments                        (0.57)        (0.04)           --            --            --
                                                             ---------     ---------     ---------     ---------     ---------
Total distributions to shareholders                              (1.36)        (0.86)        (0.88)        (0.91)        (0.92)
                                                             ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF YEAR                                 $   21.58     $   22.36     $   22.52     $   21.89     $   20.89
                                                             =========     =========     =========     =========     =========
TOTAL RETURN+                                                     2.64%         3.20%         7.09%         9.32%         4.72%

RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)*                        0.65%         0.65%         0.65%         0.65%         0.65%
   Net Investment Income (to average daily net assets)*           3.62%         3.68%         4.01%         4.23%         4.43%
   Portfolio Turnover                                               16%           25%           13%           22%           23%
   Net Assets, End of Year (000's omitted)                   $  44,080     $  51,732     $  65,726     $  64,246     $  64,340

-----------
* For the years indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share(1)                           $    0.77     $    0.81     $    0.87     $    0.91           N/A
Ratios (to average daily net assets):
   Expenses                                                       0.75%         0.70%         0.68%         0.65%          N/A
   Net investment income                                          3.52%         3.63%         3.98%         4.23%          N/A

(1) Calculated based on average shares outstanding.
+   Total return would have been lower in the absense of expense waivers.

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund (the "Fund") is a separate non-diversified investment series of the Trust.

     The objective of the Fund is to provide a high level of interest income exempt from Massachusetts and federal income taxes, while seeking preservation of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in tax exempt municipal securities of Massachusetts issuers and other qualifying issuers (such as Puerto Rico, the U.S. Virgin Islands, and Guam).

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Tax-exempt bonds and notes are priced at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions on shares of the Fund are declared daily from net investment income and distributed monthly. Distributions from capital gains, if any, will be distributed annually by the Fund. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash. Distributions are recorded on the ex-dividend date.

     Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for adjustments under the AICPA audit guide and distributions payable.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory, administrative services, and general office facilities, is paid at an annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit the total Fund operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 0.65% of the Fund's average daily net assets for the year ended September 30, 2004. Pursuant to this agreement, for the year ended September 30, 2004, Standish Mellon voluntarily waived a portion of its advisory fee in the amount of $47,482. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     Effective February 23, 2004, the Fund compensates Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, an affiliate of Standish Mellon, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Pursuant to this agreement the Fund was charged $3,500 during the year ended September 30, 2004.

     The Fund compensates Mellon Bank, N.A., an affiliate of Standish Mellon, under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Fund. Pursuant to this agreement the Fund was charged $75,400 during the year ended September 30, 2004.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The following table sets forth all remuneration paid to the Trustees by the Fund for the fiscal year ended September 30, 2004:

                  NAME OF TRUSTEE
                  -------------------------------
                  Samuel C. Fleming        $1,307
                  Benjamin M. Friedman     $1,307
                  John H. Hewitt           $1,307
                  Caleb Loring, III        $1,422
                  Patrick J. Sheppard           0
                  Richard S. Wood *             0

     *  Mr. Wood resigned from the Board of Trustees on October 7, 2003.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term investments, for the year ended September 30, 2004 were $7,068,374 and $12,982,063, respectively. For the year ended September 30, 2004, the Fund did not purchase or sell any long-term U.S. Government securities.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                              For the                For the
                                                            Year Ended             Year Ended
                                                        September 30, 2004     September 30, 2003
                                                        ------------------     ------------------
     Shares sold                                              103,349               226,054
     Shares issued to shareholders in
       payment of distributions declared                      106,046                64,015
       Shares redeemed                                       (480,604)             (895,193)
                                                             --------              --------
       Net increase (decrease)                               (271,209)             (605,124)
                                                             --------              --------

     At September 30, 2004, the Fund had two shareholders of record owning approximately 29% and 10% of the Fund's outstanding shares. Investment activity of these shareholders could have a material impact on the Fund.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends.

     The tax basis components of distributable earnings and the federal tax cost as of September 30, 2004, was as follows:

     Unrealized appreciation                         $ 2,104,692
     Unrealized depreciation                             (44,650)
                                                     -----------
     Net unrealized appreciation/depreciation          2,060,042
     Undistributed ordinary income                        61,480
     Undistributed capital gains                         223,270
                                                     -----------
     Total distributable earnings                    $ 2,344,792
                                                     ===========
     Cost for federal income tax purposes            $41,732,283

     Tax character of distributions paid during the fiscal year ended September 30, 2004, was as follows:

          Distributions paid from:           Amount
                                           ----------
              Tax-exempt income            $1,670,668
              Capital gains                 1,266,678

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Since the Fund may invest a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     FUTURES CONTRACTS

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2004, the Fund held no outstanding futures contracts.

(7)  DELAYED DELIVERY TRANSACTIONS:

     The Fund may purchase securities on a "when-issued", "delayed delivery" or "forward commitment" basis. Delivery and payment for such securities typically take longer than the customary settlement periods. The payment obligation and interest rates on the securities are fixed at the time the Fund enters into such commitments, but interest will not accrue to the Fund until delivery of and payment for the securities. The Fund may receive compensation for such forgone interest. Although the Fund will only make commitments to purchase when-issued, delayed delivery or forward commitment securities with the intention of actually acquiring the securities, the Fund may sell the securities before the settlement date if deemed advisable by the investment adviser. The Fund offsets in its Statement of Assets and Liabilities the payables and receivables associated with the purchases and sales of when-issued, delayed delivery or forward commitment securities that have the same coupon, settlement date and broker. When-issued, delayed delivery or forward commitment securities that are purchased from or sold to different brokers are reflected as both payables and receivables in the Fund's Statement of Assets and Liabilities.

     Unless the Fund has entered into an offsetting agreement to sell the securities, cash or liquid obligations with a market value at least equal to the amount of the Fund's commitment will be segregated with the Fund's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Fund's commitment.

     Securities purchased on a when-issued, delayed delivery or forward commitment basis may have a market value on delivery that is less than the amount paid by the Fund. The Fund may also sell portfolio securities on a delayed delivery basis. The market value of the securities when they are delivered may be more than the amount to be received by the Fund.

     At September 30, 2004 the Fund held a delayed delivery security. See Schedule of Investments for further detail.

(8)  LINE OF CREDIT:

     The Fund, other funds in the Trust and subtrusts in the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the year ended September 30, 2004, the expense related to the facility fee was $1,334 for the Fund.

     During the year ended September 30, 2004, the Fund borrowed under the credit facility and incurred $140 of interest expense.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Investment Trust and the Shareholders of Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund (the "Fund") at September 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
November 19, 2004

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of September 30, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming              Trustee        Trustee since    Chairman of the Board         30              None
c/o Decision Resources, Inc.                  11/3/1986         and Chief Executive
260 Charles Street                                             Officer, Decision
Waltham, MA 02453                                              Resources, Inc.
9/30/40

Caleb Loring III               Trustee        Trustee since    Trustee, Essex Street         30              None
c/o Essex Street Associates                   11/3/1986        Associates (family
P.O. Box 181                                                   investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman           Trustee        Trustee since    William Joseph Maier,         30              None
c/o Harvard University                        9/13/1986        Professor of Political
Cambridge, MA 02138                                            Economy, Harvard
8/5/44                                                         University

John H. Hewitt                 Trustee        Trustee since    Trustee, Mertens              30              None
P.O. Box 2333                                 11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35

INTERESTED TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard      Trustee, President   Since 2003       Senior Vice President         30              None
Mellon Institutional          and Chief                        and Chief Operating
Asset Management          Executive Officer                    Officer, Mellon Institutional
One Boston Place                                               Asset Management;
Boston, MA 02108                                               formerly Vice President
7/24/65                                                        and Chief Financial Officer,
                                                               Mellon Institutional
                                                               Asset Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann          Vice President     Since 2003       Senior Vice President         30              None
Mellon Institutional        and Secretary                      and Head of Operations
Asset Management                                               Mellon Institutional Asset
One Boston Place                                               Management, formerly
Boston, MA 02108                                               First Vice President,
2/20/61                                                        Mellon Institutional Asset
                                                               Management and Mellon
                                                               Global Investments

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson         Vice President     Vice President   Vice President and Mutual     30              None
Mellon Institutional        and Treasurer     since 1999;      Funds Controller, Mellon
Asset Management                              Treasurer since  Institutional Asset
One Boston Place                              2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland         Assistant Vice     Since 1996       Vice President and            30              None
Mellon Institutional          President                        Manager, Mutual Funds
Asset Management                                               Operations, Mellon
One Boston Place                                               Institutional Asset
Boston, MA 02108                                               Management
8/19/51

Cara E. Hultgren           Assistant Vice     Since 2001       Assistant Vice President      30              None
Mellon Institutional          President                        and Manager, Shareholder
Asset Management                                               Services, Mellon Institutional
One Boston Place                                               Asset Management since 2001;
Boston, MA 02108                                               Shareholder Representative,
1/19/71                                                        Standish Mellon
                                                               Asset Management

Jan F. Jumet                   Chief          Since 2004       Senior Vice President and     30              None
Standish Mellon Assest       Compliance                        Chief Compliance Officer
Management Company LLC        Officer                          for Standish Mellon Asset
One Boston Place                                               Management Company LLC;
Boston, MA 02108                                               formerly Director of
8/9/66                                                         Compliance and
                                                               Administration and Chief
                                                               Administration Officer for
                                                               Standish Mellon Asset
                                                               Management Company LLC,
                                                               Senior Vice President and
                                                               Chief Administration Officer
                                                               for Mellon Bond Associates,
                                                               LLP, and First Vice President
                                                               and Senior Sales Associate
                                                               for Mellon Institutional
                                                               Asset Management

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                 [LOGO] Mellon
                                        --------------------------
                                        Mellon Institutional Funds

One Boston Place
Boston, MA 02108-4408
800.221.4795
www.melloninstitutionalfunds.com

                                                                      0932AR0904

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds




Annual Report                      STANDISH MELLON
                                   INTERMEDIATE TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2004

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund' s Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund' s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC's web site at http:
//www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

November 29, 2004

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2004.

The past 12 months have been largely positive ones for the financial markets, as the economic expansion continued. However, as the year progressed, estimates of the recovery's strength have been reined in, to the benefit of fixed income and the detriment of stocks.

The S&P 500 finished 2003 and entered 2004 with a sharp 100-point climb to its peak in March, fueled to a large degree by above-trend GDP growth and driven by a potent mix of tax cuts, monetary policy and government spending. But the momentum stalled, as the market dealt with the prospect of inflation and a new tightening cycle by the Federal Reserve, and the uncertainties of a tight presidential campaign. Since March, the S&P 500 has been largely range-bound, except for booming oil stocks. Economic indicators increasingly painted a picture of a slowdown to more normal growth, and corporate profits appeared strong, but less robust than anticipated.

In the bond market, 2003 ended with much speculation about when and how the Fed would end one of the longest stretches of easy monetary policy on record, which had driven rates to historical lows. In the fall of 2003, the prospect of deflation was still a factor in the Fed's deliberations, and was its stated rationale for maintaining an accommodative stance. Soon, however, the Fed began to refer to a "measured pace" of tightening. The market reacted by switching gears dramatically, sending the 10-year U.S. Treasury note from 3.7% on March 16 to 4.9% on June 14. Since then, as the economic outlook softened, with relatively tame inflation, yields have settled back to about 4%, roughly the same as a year ago.

Looking ahead, it's clear that there are some causes for concern. Consumers are weighted with debt and potentially vulnerable in a rising rate environment. Companies are hoarding cash, and are being deliberate in boosting employment and spending on plant and equipment, as federal stimulus is waning. Nevertheless, business activity has some significant momentum, which should carry over into 2005, with reasonably strong profit growth and modest inflation.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard
-----------------------
Patrick J. Sheppard

                  One Boston Place  *  Boston, MA 02108-4402

                        A Mellon Asset Management Company

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                       MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

September 2004

Coupon income once again pushed municipal bond investment returns into positive territory, more than offsetting the negative price impact of a modest increase in shorter interest rates. For the year ended September 30, 2004, the Standish Intermediate Tax Exempt Bond Fund produced a total return after expenses of 2.76%. This result trailed the benchmark performance index (Lehman Muni 3,5,7 and 10 Year Index) return of 2.87%.

Throughout the past year, bond market participants focused on how quickly the Federal Reserve would hike short-term interest rates, and by how much. A steady stream of strong employment and consumption data in early 2004 convinced investors that the Fed would need to act aggressively to choke off any nascent inflation. Consequently, all rates were pushed up in anticipation of the pressures of a possibly overheating economy. The spike in yields was temporary, and quickly reversed course as jobs and spending numbers weakened through the summer months. By the end of the period, the Fed had abandoned its accommodative policy, raising short rates by a total of three-quarters of a point. Yields on longer maturities, however, were mostly unchanged from one year earlier, reflecting the perceived deceleration in the U.S. economy.

Income-oriented sectors of the tax-free bond market were bid up in the competition for excess income, and the Fund's holdings in hospital bonds, which typically carry a significant yield premium, outperformed. In addition, underweighting lower-yielding pre-refunded securities proved a successful strategy. Security selection in the housing bonds also generated favorable relative returns for the 12-month period. The Fund continues to hold a large strategic weighting in this more defensive sector.

City and state credit quality improved markedly in fiscal 2004, driven primarily by surging tax receipts. Ratings upgrades and favorable budget news proved positive for California general obligation bond valuations in the third quarter. And New York City's creditworthiness showed steady gains as the City's economy rebounded, causing its bonds to outperform as well. We expect both California and New York City will see further economic and fiscal gains, and are holding large positions in each of these prominent credits in the Fund.

The gap between short- and long-term interest rates should shrink somewhat as short rates rise, but will likely remain wider than average. We are gradually moving toward a mix of shorter and longer bonds, known as a barbell structure, but only when we can establish it without sacrificing income. The Fund's sensitivity to interest rate changes closely tracks the benchmark index. We remain focused on sectors and securities that produce excess yield as the primary sources of long-term outperformance.

It has been our privilege to manage the Fund, and we thank you for your continued support.

Sincerely,

/s/ Steven W. Harvey                     /s/ Christine L. Todd
--------------------                     ---------------------
Steven W. Harvey                         Christine L. Todd

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

             COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND
                AND THE LEHMAN BROTHERS 3-5-7-10 YEAR MINI INDEX
--------------------------------------------------------------------------------

[DATA BELOW REPRESENTS LINE CHART IN THE ORIGINAL DOCUMENT]

                                   Standish Mellon           Lehman Brothers
                                  Intermediate Tax            3-5-7-10 Year
                                  Exempt Bond Fund              Muni Index
                                  ----------------           ---------------
               Beginning              $100,000                  $100,000
1994
               Quarter3               $100,970                  $100,894
               Quarter4                $99,671                  $100,141
1995
               Quarter1               $104,272                  $104,901
               Quarter2               $106,312                  $107,597
               Quarter3               $109,248                  $110,526
               Quarter4               $112,277                  $113,081
1996
               Quarter1               $111,803                  $112,959
               Quarter2               $112,822                  $113,554
               Quarter3               $115,004                  $115,470
               Quarter4               $117,626                  $118,061
1997
               Quarter1               $117,610                  $118,133
               Quarter2               $121,104                  $121,185
               Quarter3               $124,516                  $124,105
               Quarter4               $127,119                  $126,551
1998
               Quarter1               $128,316                  $127,932
               Quarter2               $129,964                  $129,508
               Quarter3               $133,532                  $133,129
               Quarter4               $133,992                  $134,154
1999
               Quarter1               $134,900                  $135,349
               Quarter2               $132,586                  $133,431
               Quarter3               $133,089                  $134,565
               Quarter4               $132,838                  $134,587
2000
               Quarter1               $135,271                  $136,645
               Quarter2               $136,911                  $138,759
               Quarter3               $139,623                  $141,648
               Quarter4               $144,049                  $145,943
2001
               Quarter1               $147,233                  $149,728
               Quarter2               $148,261                  $150,988
               Quarter3               $152,195                  $155,073
               Quarter4               $151,136                  $154,188
2002
               Quarter1               $152,214                  $155,447
               Quarter2               $157,491                  $161,435
               Quarter3               $163,830                  $167,607
               Quarter4               $164,210                  $168,261
2003
               Quarter1               $165,945                  $170,093
               Quarter2               $169,607                  $173,702
               Quarter3               $170,194                  $174,814
               Quarter4               $171,328                  $175,830
2004
               Quarter1               $173,223                  $178,080
               Quarter2               $169,686                  $174,495
               Quarter3               $174,888                  $179,837

                          AVERAGE ANNUAL TOTAL RETURNS
                          (FOR PERIOD ENDED 9/30/2004)
--------------------------------------------------------------------------------

                                                                                 Since
                                                                              Inception
    1 Year            3 Year             5 Year              10 Year         11/02/1992
------------------------------------------------------------------------------------------
     2.76%             4.74%             5.61%                5.65%             5.74%

AVERAGE ANNUAL TOTAL RETURNS REFLECT THE CHANGE IN THE VALUE OF AN INVESTMENT, ASSUMING REINVESTMENT OF THE FUND'S DIVIDEND INCOME AND CAPITAL GAINS. THE $100,000 LINE GRAPH AND THE FUND'S RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. DURING PERIODS OF REIMBURSEMENT BY THE FUND'S INVESTMENT ADVISER (IF APPLICABLE), THE FUND'S TOTAL RETURN WILL BE GREATER THAN IT WOULD BE HAD THE REIMBURSEMENT NOT OCCURRED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                           SHAREHOLDER EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                   Expenses Paid
                                               Beginning                    Ending                 During Period+
                                             Account Value              Account Value            April 1, 2004 to
                                             April 1, 2004           September 30, 2004         September 30, 2004
----------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00                   $1,009.60                  $2.51
Hypothetical (5% return per year
  before expenses                                $1,000.00                   $1,022.50                  $2.53

---------------
+ EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.50%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                PORTFOLIO INFORMATION AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

    Summary of Combined Ratings
    ----------------------------------------------------------------
    Quality Breakdown               Value (%)
    ----------------------------------------------------------------
    AAA                              53.9%
    AA                               24.4%
    A                                13.7%
    BBB                               8.0%

           TOTAL                    100.0%

    Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higer rating category.

                                                                                                 Percentage of
    Top Ten Holdings*                                           Rate            Maturity           Net Assets
    ----------------------------------------------------------------------------------------------------------
    Texas United Independent School District NCL               5.00%            08/15/2012            3.8
    Jea FL St. Johns River Power Park AMBAC NCL                5.00%            10/01/2009            3.4
    Northeast TX Independent School District NCL               5.00%            08/01/2010            3.0
    Puerto Rico Commonwealth Fuel Sales Tax Revenue (a)        5.00%            07/01/2018            2.9
    Puerto Rico Public Financial Corp. LOC:
      Government Development Bank For Puerto Rico              5.75%            08/01/2027            2.2
    Colorado HFA Single Family Project AMT (a)                 6.80%            02/01/2031            2.1
    New York Dormitory Authority State University
      Educational Facilities MBIA IBC                          5.25%            05/15/2015            2.0
    Commonwealth of Massachusetts NCL                          5.25%            08/01/2014            2.0
    Miami-Dade County FL School District NCL                   5.20%            08/01/2007            2.0
    Lubbock TX                                                 5.00%            07/01/2008            1.9
                                                                                                     ----
                                                                                                     25.3

    *  Excluding short-term investments and investment of cash collateral.

                                                                Percentage of
    Economic Sector Allocation                                    Net Assets
    ---------------------------------------------------------------------------
    General obligation                                                26.5
    Gov't. backed                                                      1.3
    Insured                                                           29.2
    Revenue
      Housing                                                          6.4
      Industrial                                                       4.3
      Other revenue                                                   27.3
    Short-term and Net Other Assets                                    5.0
                                                                     -----
                                                                     100.0

    The Portfolio is actively managed. Current holdings may be different than those presented above.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                  SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                           Par           Value
Security                                                                      Rate        Maturity        Value        Note (1A)
------------------------------------------------------------------------------------------------------------------------------------
BONDS--95.0%

GENERAL OBLIGATIONS--26.5%
ABAG CA Odd Fellows Homes                                                     5.700%      8/15/2014     1,000,000    $  1,081,780
California State                                                              5.000       10/1/2011       300,000         325,773
California State NCL                                                          5.000        2/1/2009     1,000,000       1,085,560
California State NCL                                                          6.600        2/1/2009     1,000,000       1,145,800
California State NCL                                                          5.750       11/1/2011       300,000         344,010
College Station Texas Independent School District NCL                         5.000       2/15/2013     1,000,000       1,107,390
Commonwealth of Massachusetts NCL                                             6.000       11/1/2010     1,350,000       1,563,449
Commonwealth of Massachusetts NCL                                             5.250        8/1/2014     2,000,000       2,259,540
Goose Creek TX Independent School District                                    7.000       8/15/2009       600,000         712,110
Lake County IL First Preserve District (b)                                    0.000       12/1/2007     1,250,000       1,149,275
New York NY NCL                                                               5.250       11/1/2009     1,000,000       1,100,900
New York NY NCL                                                               5.500        8/1/2010     1,000,000       1,116,620
Northeast TX Independent School District NCL                                  7.000        2/1/2009     1,000,000       1,171,670
Northeast TX Independent School District NCL                                  5.000        8/1/2010     3,000,000       3,307,710
Plano TX Independent School District NCL                                      5.000       2/15/2010     1,000,000       1,100,200
Puerto Rico Commonwealth Fuel Sales Tax Revenue (a)                           5.000        7/1/2018     3,000,000       3,228,210
Puerto Rico Public Building Authority Revenue                                 5.000        7/1/2028     1,000,000       1,079,890
Puerto Rico Public Financial Corp. LOC:
  Government Development Bank For Puerto Rico                                 5.750        8/1/2027     2,250,000       2,532,870
Texas United Independent School District NCL                                  5.000       8/15/2012     3,835,000       4,250,215
                                                                                                                     ------------
                                                                                                                       29,662,972
                                                                                                                     ------------
GOVERNMENT BACKED--1.3%
Alpine UT School District                                                      5.00       3/15/2011        25,000          27,482
District of Columbia Prerefunded MBIA NCL                                     5.750        6/1/2010        10,000          11,471
Long Beach CA Aquarium of the Pacific Revenue                                 5.750        7/1/2005        70,000          72,139
Met Govt Nashville & Davidson TN Industrial
  Development Board Revenue Prerefunded                                       7.500      11/15/2010     1,000,000       1,227,280
Palm Beach County FL Solid Waste AMBAC                                        6.000       10/1/2009        60,000          69,457
Texas Municipal Power Agency MBIA (b)                                         0.000        9/1/2016         5,000           3,048
                                                                                                                     ------------
                                                                                                                        1,410,877
                                                                                                                     ------------
HOUSING REVENUE--6.4%
California HSG SFM                                                            5.050        2/1/2017       180,000         181,111
Colorado HFA Single Family Project AMT (a)                                    6.800        2/1/2031     2,305,000       2,383,255
Colorado HFA Single Family Project AMT (a)                                    6.600        8/1/2032     1,965,000       2,032,498
Florida Housing Finance Corp. FSA                                             5.750        1/1/2017        95,000          96,033
Hawaii Housing Finance and Development SFM FNMA                               7.000        7/1/2031       460,000         466,077
Nebraska Investment Finance Authority SFM FHA VA AMT                          6.700        9/1/2026       415,000         428,322
Ohio HFA Mortgage Revenue AMT GNMA                                            5.350        9/1/2018       760,000         785,034
Pennsylvania HFA SFM                                                          5.350       10/1/2008       115,000         117,424
Rhode Island Housing & Mortgage Finance Corp.                                 4.950       10/1/2016       160,000         160,128
Utah HFA SFM AMT (a)                                                          5.400        7/1/2020       455,000         466,421
                                                                                                                     ------------
                                                                                                                        7,116,303
                                                                                                                     ------------
INDUSTRIAL DEVELOPMENT--4.3%
Connecticut Gaming Authority Mohegan Tribe                                    5.375        1/1/2011     1,000,000       1,054,590
Gloucester NJ Resource Recovery (a)                                           6.850       12/1/2029       500,000         566,255
Golden State Tobacco Securitization Corp.                                     5.000        6/1/2021     1,835,000       1,836,908
Hendersonville TN Kroger                                                      5.950      12/15/2008       265,000         274,853

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                  SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                           Par           Value
Security                                                                      Rate        Maturity        Value        Note (1A)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT (CONTINUED)
Mass DFA Waste Management Resource Recovery AMT                               6.900%      12/1/2029       500,000    $    569,665
Michigan State Strategic Funding AMT NCL                                      3.750        8/1/2027       500,000         508,565
                                                                                                                     ------------
                                                                                                                        4,810,836
                                                                                                                     ------------
INSURED BOND--29.2%
California State                                                              6.000        4/1/2016     1,000,000       1,202,840
Charleston SC COP MBIA                                                        6.000       12/1/2008     1,000,000       1,134,770
Cook County IL High School FGIC NCL                                           7.875       12/1/2014       750,000       1,015,133
Cook County IL School District FSA NCL                                        6.750        5/1/2010     1,750,000       2,080,225
Corpus Christi TX Business & Job Development Corp.
  Sales Tax Revenue AMBAC NCL                                                 5.000        9/1/2011     1,215,000       1,347,982
Denver CO Airport MBIA AMT                                                    7.500      11/15/2006       500,000         513,210
District of Columbia FSA NCL                                                  5.500        6/1/2011     1,500,000       1,700,505
District of Columbia MBIA NCL                                                 5.750        6/1/2010        15,000          17,070
Douglas County CO School District MBIA                                        7.000      12/15/2012       625,000         785,956
Georgia Municipal Electric Authority (a)                                      5.000        1/1/2026     1,000,000       1,086,480
Georgia Municipal Electric Authority Power FGIC NCL                           6.250        1/1/2012     1,150,000       1,361,290
Harris County TX Toll Revenue FGIC NCL                                        6.000        8/1/2012     1,000,000       1,175,960
Intermountain Power Agency UT NCL                                             6.500        7/1/2010     1,000,000       1,177,340
Jea FL St. Johns River Power Park AMBAC NCL                                   5.000       10/1/2009     3,500,000       3,846,675
Jefferson County CO School District FSA NCL                                   5.000      12/15/2010     1,350,000       1,495,017
Jefferson County OH Asset Guaranty                                            6.625       12/1/2005        95,000          97,566
Miami-Dade County FL School District NCL                                      5.200        8/1/2007     2,070,000       2,243,114
Nassau County NY FGIC                                                         6.000        7/1/2010        25,000          28,866
New Jersey Health Care Facilities Financing Authority Revenue AMBAC           4.800        8/1/2021     1,000,000       1,051,170
New York Dormitory Authority Presbyterian Hospital AMBAC                      4.400        8/1/2013        90,000          92,499
New York Dormitory Authority State University Educational Facilities MBIA     6.000       5/15/2015     1,000,000       1,151,520
New York Dormitory Authority State University Educational Facilities MBIA IBC 5.250       5/15/2015     2,000,000       2,282,540
NJ Transportation Corp. COP AMBAC NCL                                         5.500       9/15/2007     1,000,000       1,090,580
Orange County CA COP MBIA                                                     5.800        7/1/2016       400,000         436,396
Pasco County FL Solid Waste AMBAC AMT NCL                                     6.000        4/1/2010     1,000,000       1,110,480
Richland-Beanblossom IN School Building Corp.                                 5.000       7/15/2013     1,765,000       1,954,261
Stafford TX Economic Development FGIC                                         6.000        9/1/2015       525,000         628,740
Teton County WY St. John Hospital ACA                                         5.000       12/1/2004       535,000         537,274
                                                                                                                     ------------
                                                                                                                       32,645,459
                                                                                                                     ------------
LEASE REVENUE--5.1%
Golden State Tobacco Securitization Corp.                                     5.250        6/1/2016     1,000,000       1,017,700
New Jersey Economic Development Authority
  Revenue School Facilities Construction NCL                                  5.000        9/1/2012     1,000,000       1,099,350
New York Dormitory Authority Revenue                                          5.250      11/15/2023     1,000,000       1,107,010
New York Dormitory Authority Roswell Park                                     6.000        7/1/2006       400,000         427,124
New York Urban Development Corp.
  Correctional and Youth Facilities Service                                   5.250        1/1/2021       500,000         546,320
Tobacco Settlement Funding Corp. NY                                           5.500        6/1/2009     1,500,000       1,539,555
                                                                                                                     ------------
                                                                                                                        5,737,059
                                                                                                                     ------------
REVENUE BONDS--20.3%
Arizona State Transit Highway Revenue NCL                                     5.000        7/1/2014     1,500,000       1,681,065
Broward County FL Resource Recovery                                           5.000       12/1/2007     1,000,000       1,070,970
California State Department of Water Resources Power Supply NCL               5.500        5/1/2010       250,000         279,493
California State Department Transportation Revenue NCL                        5.000        2/1/2015     1,000,000       1,112,120

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                  SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                           Par           Value
Security                                                                      Rate        Maturity        Value        Note (1A)
------------------------------------------------------------------------------------------------------------------------------------
REVENUE BONDS (CONTINUED)
Camden NJ Cooper Hospitals NCL                                                5.600%      2/15/2007       175,000    $    180,443
Illinois HEFA Condell Medical Center                                          6.000       5/15/2010       500,000         541,065
Illinois HEFA Northwestern University (a)                                     5.050       11/1/2032       725,000         795,463
Illinois DFA Depaul University NCL                                            5.500       10/1/2011     1,000,000       1,113,920
Jicarilla NM Apache Nation Revenue                                            5.000        9/1/2013       500,000         539,230
Lubbock TX Health Facilities Development
  St. Joseph Healthcare System                                                5.000        7/1/2008     2,000,000       2,151,400
Mass DFA Williston School                                                     6.000       10/1/2013       240,000         249,170
Mass HEFA Partners NCL                                                        5.000        7/1/2012     1,250,000       1,369,200
Mass IFA Berkshire Retirement Development (a)                                 6.000        7/1/2018       500,000         503,055
Mesa AZ Utility System Revenue NCL                                            6.000        7/1/2020     1,250,000       1,534,938
Miami-Dade County Florida Special Obligation
  Capital Asset Acquisition MBIA NCL                                          5.000        4/1/2014     1,755,000       1,950,314
Michigan State Hospital Finance Authority                                     5.250      11/15/2010     1,000,000       1,084,500
New Hampshire HEFA Monadnock Hospital                                         5.250       10/1/2007       280,000         280,764
New Jersey State Transportation NCL (c)                                       5.250      12/15/2014       500,000         556,135
New Mexico State Hospital Equipment
  Loan Revenue Presbyterian Healthcare Services                               5.750        8/1/2012     1,000,000       1,119,440
New York Medical Center St. Luke's FHA                                        5.600       8/15/2013       230,000         242,494
Puerto Rico Electric Power Authority Revenue (c)                              5.500        7/1/2016       500,000         568,170
Reedy Creek FL Improvements District NCL                                      5.250       10/1/2011     1,000,000       1,126,890
Scranton PA Allied Rehabilitation                                             7.125       7/15/2005       245,000         246,754
South Carolina Transit Infrastructure Bank Revenue AMBAC NCL                  5.250       10/1/2015     1,000,000       1,146,430
Texas Municipal Power Agency MBIA (b)                                         0.000        9/1/2016     1,995,000       1,192,691
Wisconsin State Transportation                                                5.500        7/1/2010        15,000          16,863
                                                                                                                     ------------
                                                                                                                       22,652,977
                                                                                                                     ------------
SPECIAL REVENUE--1.9%
California State Economic Recovery                                            3.500        7/1/2023     1,000,000       1,034,010
California State Economic Recovery NCL                                        5.250        7/1/2014     1,000,000       1,128,840
                                                                                                                     ------------
                                                                                                                        2,162,850
                                                                                                                     ------------
TOTAL BONDS (Cost$103,682,334)                                                                                        106,199,333
                                                                                                                     ------------
SHORT-TERM INVESTMENTS--3.6%
SHORT-TERM BONDS--3.6%
Grand Forks ND Hospital Facilties Revenue LOC: LaSalle National Bank (a)     1.610%       12/1/2016     1,400,000       1,400,000
Idaho HFA St. Luke's Medical Center FSA (a)                                   1.700        7/1/2030       100,000         100,000
Kansas State Department of Transit Highway Revenue (a)                        1.660        9/1/2020     1,900,000       1,900,000
University of North Carolina Hospital Chapel Hill Revenue SPA (a)             1.660       2/15/2031       600,000         600,000
                                                                                                                     ------------
                                                                                                                        4,000,000
                                                                                                                     ------------
INVESTMENT COMPANIES--0.0%                                                                                 Shares
                                                                                                         --------
Wells Fargo National Tax-Free Money Market Fund (Cost $70,482)                                             70,482          70,482
                                                                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $4,070,482)                                                                          4,070,482
                                                                                                                     ------------
TOTAL INVESTMENTS--98.6% (COST $107,752,816)                                                                          110,269,815
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES--1.4%                                                                                    1,616,769
                                                                                                                     ------------
NET ASSETS--100%                                                                                                     $111,886,584
                                                                                                                     ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                  SCHEDULE OF INVESTMENTS--SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:
ACA--American Capital Access Holdings, Inc.
AMBAC--American Municipal Bond Assurance Corp.
AMT--Alternative Minimum Tax
COP--Certification of Participation
DFA--Development Finance Agency
FGIC--Financial Guaranty Insurance Co.
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
HEFA--Health & Educational Facilities Authority
HFA--Housing Finance Authority
IBC--Insured Bond Certificate
LOC--Letter of Credit
MBIA--Municipal Bond Insurance Association
NCL--Non-callable
SFM--Single Family Mortgage

(a) Variable Rate Security; rate indicated is as of 9/30/04. Variable rate securities that reset monthly or more are considered short term securities for reporting purposes.
(b)  Zero coupon security.
(c)  Delayed delivery security.

At September 30, 2004, the Fund held the following open swap agreement:

                                                                                                                  Net Unrealized
Notional Amount                                                                                                    Appreciation
Portfolio/counterparty                  Expiration Date                        Description                        (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
1,900,000 USD                               11/27/14          Agreement with JP Morgan Chase, dated 8/27/04           $(19,684)
                                                              to pay the notional amount multiplied by Fixed
                                                              10 Year TBMA-Muni Swap Index Rate of
                                                              3.672% and receive the notional amount
                                                              multiplied by quarterly average of the
                                                              weekly floating TBMA-Muni Swap Index.

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

            STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (cost $107,752,816)                                                             $110,269,815
  Receivable for Fund shares sold                                                                                    1,249,901
  Interest receivable                                                                                                1,298,592
  Receivable for investments sold                                                                                      665,146
  Prepaid expenses                                                                                                      14,891
                                                                                                                  ------------
    Total assets                                                                                                   113,498,345

LIABILITIES
 Payable for investments purchased                                      $  1,118,765
 Payable for Fund shares redeemed                                            330,333
 Distributions payable                                                        79,622
 Unrealized depreciation on open swap contract                                19,684
 Accrued accounting, custody and transfer agent fees                          19,188
 Accrued trustees' fees and expenses                                           3,865
 Accrued expenses and other liabilities                                       40,304
                                                                        ------------
    Total liabilities                                                                                                1,611,761
                                                                                                                  ------------
NET ASSETS                                                                                                        $111,886,584
                                                                                                                  ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                 $109,147,122
  Accumulated net realized gain                                                                                        224,040
  Undistributed net investment income                                                                                   18,107
  Net unrealized appreciation                                                                                        2,497,315
                                                                                                                  ------------
TOTAL NET ASSETS                                                                                                  $111,886,584
                                                                                                                  ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            5,074,340
                                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                 $      22.05
                                                                                                                  ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

         STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income (Note 1B)                                                                                       $  3,587,636
EXPENSES
 Investment advisory fee (Note 2)                                                           $  393,554
 Accounting, custody, and transfer agent fees (Note 2)                                         114,015
 Professional fees                                                                              52,434
 Registration fees                                                                              63,053
 Trustees' fees and expenses (Note 2)                                                           20,615
 Insurance expense                                                                              10,715
 Miscellaneous                                                                                  14,521
                                                                                            ----------
    Total expenses                                                                             668,907

DEDUCT:
 Waiver of investment advisory fee (Note 2)                                                   (180,781)
                                                                                            ----------
    Net expenses                                                                                                       488,126
                                                                                                                  ------------
    Net investment income                                                                                            3,099,510
                                                                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain on:
    Investments                                                                                                        340,187
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                             (1,162,442)
    Swap contract                                                                              (19,684)
                                                                                            ----------
  Change in unrealized appreciation (depreciation)                                                                  (1,182,126)
                                                                                                                  ------------
    Net realized and unrealized loss on investments                                                                   (841,939)
                                                                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                          $2,257,571
                                                                                                                  ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the               For the
                                                                                 Year Ended            Year Ended
                                                                             September 30, 2004    September 30, 2003
                                                                             ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
  Net investment income                                                         $   3,099,510        $   2,793,453
  Net realized gain on investments                                                    340,187            1,871,706
  Net change in net unrealized appreciation (depreciation)
    on investments and swap contract                                               (1,182,126)          (1,679,548)
                                                                                -------------        -------------
  Net increase in net assets from operations                                        2,257,571            2,985,611
                                                                                -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                       (3,101,811)          (2,788,661)
  From net realized gains on investments                                           (1,895,222)            (195,884)
                                                                                -------------        -------------
  Total distributions to shareholders                                              (4,997,033)          (2,984,545)
                                                                                -------------        -------------
FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                 69,591,991           23,850,640
  Value of shares issued to shareholders in payment of distributions declared       3,848,008            1,576,355
  Cost of shares redeemed                                                         (29,319,017)         (37,084,670)
                                                                                -------------        -------------
  Net increase (decrease) in net assets from Fund share transactions               44,120,982          (11,657,675)
                                                                                -------------        -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            41,381,520          (11,656,609)

NET ASSETS
  At beginning of year                                                             70,505,064           82,161,673
                                                                                -------------        -------------
  At end of year (including undistributed
      net investment income of $18,107 and $15,530)                             $ 111,886,584        $  70,505,064
                                                                                =============        =============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             Year Ended September 30,
                                                             --------------------------------------------------------
                                                               2004         2003        2002        2001        2000
                                                             --------     -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF YEAR                           $  22.78     $ 22.78     $ 22.04     $ 21.11     $ 21.11
                                                             --------     -------     -------     -------     -------
FROM OPERATIONS:
   Net investment income*(1)                                     0.69        0.81        0.90        0.93        0.95
   Net realized and unrealized gains (loss) on investments      (0.08)       0.07        0.74        0.93        0.06
                                                             --------     -------     -------     -------     -------
Total from operations                                            0.61        0.88        1.64        1.86        1.01
                                                             --------     -------     -------     -------     -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                   (0.71)      (0.81)      (0.90)      (0.93)      (0.95)
   From net realized gains on investments                       (0.63)      (0.07)         --          --       (0.06)
                                                             --------     -------     -------     -------     -------
Total distributions to shareholders                             (1.34)      (0.88)      (0.90)      (0.93)      (1.01)
                                                             --------     -------     -------     -------     -------
NET ASSET VALUE, END OF YEAR                                 $  22.05     $ 22.78     $ 22.78     $ 22.04     $ 21.11
                                                             ========     =======     =======     =======     =======
TOTAL RETURN((+))                                                2.76%       3.88%       7.65%       9.00%       4.91%
RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)*                       0.50%       0.65%       0.65%       0.62%       0.64%
   Net Investment Income (to average daily net assets)*          3.16%       3.58%       4.09%       4.30%       4.54%
   Portfolio Turnover                                              72%         42%         17%         43%         28%
   Net Assets, End of Year (000's omitted)                   $111,887     $70,505     $82,162     $82,358     $79,329

-----------
* For the years indicated , the investment advisor voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of it's operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share (1)                          $   0.65     $  0.80     $  0.90         N/A         N/A
Ratios (to average daily net assets):
   Expenses                                                      0.68%       0.68%       0.66%        N/A         N/A
   Net investment income                                         2.97%       3.55%       4.08%        N/A         N/A

(1) Calculated based on average shares outstanding.
+   Total return would have been lower in the absence of expense waivers.

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Intermediate Tax Exempt Bond Fund (the "Fund") is a separate non-diversified investment series of the Trust.

     The objective of the Fund is to provide a high level of interest income exempt from federal income taxes, while seeking preservation of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in tax exempt municipal securities issued by states, territories, and possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Tax-exempt bonds and notes are priced at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions on shares of the Fund are declared daily from net investment income and distributed monthly. Distributions from capital gains, if any, will be distributed annually by the Fund. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash. Distributions are recorded on the ex-dividend date.

     Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments adjustments under the AICPA audit guide and distributions payable.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory, administrative services, and general office facilities, is paid at an annual rate of 0.40% of the Fund's average daily net assets. Effective January 28, 2004, Standish Mellon voluntarily agreed to limit the total Fund operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 0.45% of the Fund's average daily net assets for the year ended September 30, 2004. Prior to that date the rate was 0.65%. Pursuant to this agreement, for the year ended September 30, 2004, Standish Mellon voluntarily waived a portion of its advisory fee in the amount of $180,781. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     Effective February 23, 2004, the Fund compensates Dreyfus Transfer, Inc., a wholly owned subsidiary of Dreyfus, an affiliate of Standish Mellon, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Pursuant to this agreement the Fund was charged $3,500 during the year ended September 30, 2004.

     The Fund compensates Mellon Bank, N.A., an affiliate of Standish Mellon under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Fund. Pursuant to this agreement the Fund was charged $102,617 during the year ended September 30, 2004.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The following table sets forth all remuneration paid to the Trustees by the Fund for the fiscal year ended September 31, 2004:

                  NAME OF TRUSTEE
                  -------------------------------
                  Samuel C. Fleming        $2,473
                  Benjamin M. Friedman     $2,473
                  John H. Hewitt           $2,473
                  Caleb Loring, III        $2,661
                  Patrick J. Sheppard           0
                  Richard S. Wood*              0

     *   Mr. Wood resigned rrom the Board of Trustees on October 7, 2003.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term investments, for the year ended September 30, 2004 were $108,472,923 and $67,221,880, respectively. For the year ended September 30, 2004, the Fund did not purchase or sell any long-term U.S. Government securities.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Fund shares were as follows:

                                                             For the                For the
                                                           Year Ended             Year Ended
                                                       September 30, 2004     September 30, 2003
                                                       ------------------     ------------------
     Shares sold                                            3,137,202              1,067,097
     Shares issued to shareholders in
       payment of distributions declared                      174,989                 69,868
     Shares redeemed                                       (1,332,957)            (1,647,943)
                                                           ----------             ----------
     Net increase (decrease)                                1,979,234               (510,978)
                                                           ----------             ----------

     At September 30, 2004, the Fund had two shareholders of record owning approximately 42% and 10% of the Fund's outstanding shares. Investment activity of these shareholders could have a material impact on the Fund.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends.

     The tax basis components of distributable earnings and the federal tax cost as of September 30, 2004, was as follows:

     Unrealized appreciation                              $  2,916,339
     Unrealized depreciation                                 (399,340)
                                                          ------------
     Net unrealized appreciation/depreciation                2,516,999
     Undistributed ordinary income                               2,638
     Undistributed tax exempt income                            95,091
     Undistributed capital gains                               224,040
                                                          ------------
     Total distributable earnings                         $  2,838,768
                                                          ============

     Cost for federal income tax purposes                 $107,752,816

     Tax character of distributions paid during the fiscal year ended September 30, 2004, was as follows:

          Distributions paid from:            Amount
            Tax-exempt income               $3,098,871
            Ordinary income                      2,940
            Capital gains                    1,895,222

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     FUTURES CONTRACTS

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2004, the Fund held no outstanding futures contracts.

     SWAP AGREEMENTS

     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of realized gain in the Statement of Operations. Entering into these agreements, if any, involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At September 30, 2004, the Fund had one swap agreement outstanding. See Schedule of Investments for detail.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(7)  DELAYED DELIVERY TRANSACTIONS:

     The Fund may purchase securities on a "when-issued", "delayed delivery" or "forward commitment" basis. Delivery and payment for such securities typically take longer than the customary settlement periods. The payment obligation and interest rates on the securities are fixed at the time the fund enters into such commitments, but interest will not accrue to the fund until delivery of and payment for the securities. The Fund may receive compensation for such forgone interest. Although the Fund will only make commitments to purchase when-issued, delayed delivery or forward commitment securities with the intention of actually acquiring the securities, the fund may sell the securities before the settlement date if deemed advisable by the investment adviser. The Fund offsets in its Statement of Assets and Liabilities the payables and receivables associated with the purchases and sales of when-issued, delayed delivery or forward commitment securities that have the same coupon, settlement date and broker. When-issued, delayed delivery or forward commitment securities that are purchased from or sold to different brokers are reflected as both payables and receivables in the Fund's Statement of Assets and Liabilities.

     Unless the Fund has entered into an offsetting agreement to sell the securities, cash or liquid obligations with a market value at least equal to the amount of the Fund's commitment will be segregated with the Fund's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Fund's commitment.

     Securities purchased on a when-issued, delayed delivery or forward commitment basis may have a market value on delivery that is less than the amount paid by the fund. The Fund may also sell portfolio securities on a delayed delivery basis. The market value of the securities when they are delivered may be more than the amount to be received by the Fund.

     At September 30, 2004 the Fund held delayed delivery securities. See Schedule of Investments for further detail.

(8)  LINE OF CREDIT:

     The Fund, other funds in the Trust and subtrusts in the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter.

     For the year ended September 30, 2004, the expense related to the facility fee was $1,991 for the Fund.

     During the year ended September 30, 2004, the Fund had no borrowings under the credit facility.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Investment Trust and the Shareholders of Standish Mellon Intermediate Tax Exempt Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Standish Mellon Intermediate Tax Exempt Bond Fund (the "Fund") at September 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
November 19, 2004

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of September 30, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming              Trustee        Trustee since    Chairman of the Board         30              None
c/o Decision Resources, Inc.                  11/3/1986        and Chief Executive
260 Charles Street                                             Officer, Decision
Waltham, MA 02453                                              Resources, Inc.
9/30/40

Caleb Loring III               Trustee        Trustee since    Trustee, Essex Street         30              None
c/o Essex Street Associates                   11/3/1986        Associates (family
P.O. Box 181                                                   investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman           Trustee        Trustee since    William Joseph Maier,         30              None
c/o Harvard University                        9/13/1986        Professor of Political
Cambridge, MA 02138                                            Economy, Harvard
8/5/44                                                         University

John H. Hewitt                 Trustee        Trustee since    Trustee, Mertens              30              None
P.O. Box 2333                                 11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35

INTERESTED TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard      Trustee, President   Since 2003       Senior Vice President         30              None
Mellon Institutional          and Chief                        and Chief Operating
Asset Management          Executive Officer                    Officer, Mellon Institutional
One Boston Place                                               Asset Management;
Boston, MA 02108                                               formerly Vice President
7/24/65                                                        and Chief Financial Officer,
                                                               Mellon Institutional
                                                               Asset Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann          Vice President     Since 2003       Senior Vice President         30              None
Mellon Institutional        and Secretary                      and Head of Operations
Asset Management                                               Mellon Institutional Asset
One Boston Place                                               Management, formerly
Boston, MA 02108                                               First Vice President,
2/20/61                                                        Mellon Institutional Asset
                                                               Management and Mellon
                                                               Global Investments

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson         Vice President     Vice President   Vice President and Mutual     30              None
Mellon Institutional        and Treasurer     since 1999;      Funds Controller, Mellon
Asset Management                              Treasurer since  Institutional Asset
One Boston Place                              2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland         Assistant Vice     Since 1996       Vice President and            30              None
Mellon Institutional          President                        Manager, Mutual Funds
Asset Management                                               Operations, Mellon
One Boston Place                                               Institutional Asset
Boston, MA 02108                                               Management
8/19/51

Cara E. Hultgren           Assistant Vice     Since 2001       Assistant Vice President      30              None
Mellon Institutional          President                        and Manager, Shareholder
Asset Management                                               Services, Mellon Institutional
One Boston Place                                               Asset Management since 2001;
Boston, MA 02108                                               Shareholder Representative,
1/19/71                                                        Standish Mellon
                                                               Asset Management

Jan F. Jumet                    Chief         Since 2004       Senior Vice President and     30              None
Standish Mellon Assest       Compliance                        Chief Compliance Officer
Management Company LLC         Officer                         for Standish Mellon Asset
One Boston Place                                               Management Company LLC;
Boston, MA 02108                                               formerly Director of
8/9/66                                                         Compliance and
                                                               Administration and Chief
                                                               Administration Officer for
                                                               Standish Mellon Asset
                                                               Management Company LLC,
                                                               Senior Vice President and
                                                               Chief Administration Officer
                                                               for Mellon Bond Associates,
                                                               LLP, and First Vice President
                                                               and Senior Sales Associate
                                                               for Mellon Institutional
                                                               Asset Management

                       [LOGO] Mellon
                              --------------------------
                              Mellon Institutional Funds

                              One Boston Place
                              Boston, MA 02108-4408
                              800.221.4795
                              www.melloninstitutionalfunds.com

                                                                      0933AR0904

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds





Annual Report                      THE BOSTON COMPANY
                                   SMALL CAP TAX-SENSITIVE EQUITY FUND

--------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2004

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund' s Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund' s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC's web site at http:
//www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

November 29, 2004

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2004.

The past 12 months have been largely positive ones for the financial markets, as the economic expansion continued. However, as the year progressed, estimates of the recovery's strength have been reined in, to the benefit of fixed income and the detriment of stocks.

The S&P 500 finished 2003 and entered 2004 with a sharp 100-point climb to its peak in March, fueled to a large degree by above-trend GDP growth and driven by a potent mix of tax cuts, monetary policy and government spending. But the momentum stalled, as the market dealt with the prospect of inflation and a new tightening cycle by the Federal Reserve, and the uncertainties of a tight presidential campaign. Since March, the S&P 500 has been largely range-bound, except for booming oil stocks. Economic indicators increasingly painted a picture of a slowdown to more normal growth, and corporate profits appeared strong, but less robust than anticipated.

In the bond market, 2003 ended with much speculation about when and how the Fed would end one of the longest stretches of easy monetary policy on record, which had driven rates to historical lows. In the fall of 2003, the prospect of deflation was still a factor in the Fed's deliberations, and was its stated rationale for maintaining an accommodative stance. Soon, however, the Fed began to refer to a "measured pace" of tightening. The market reacted by switching gears dramatically, sending the 10-year U.S. Treasury note from 3.7% on March 16 to 4.9% on June 14. Since then, as the economic outlook softened, with relatively tame inflation, yields have settled back to about 4%, roughly the same as a year ago.

Looking ahead, it's clear that there are some causes for concern. Consumers are weighted with debt and potentially vulnerable in a rising rate environment. Companies are hoarding cash, and are being deliberate in boosting employment and spending on plant and equipment, as federal stimulus is waning. Nevertheless, business activity has some significant momentum, which should carry over into 2005, with reasonably strong profit growth and modest inflation.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard
-----------------------
Patrick J. Sheppard

                  One Boston Place  *  Boston, MA 02108-4402

                        A Mellon Asset Management Company

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                       MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

September 2004

The level of uncertainty in the equity markets has diverted investor attention from investment fundamentals (e.g., earnings and earnings growth), to investment behavior that is more emotionally driven. The current unsettled climate is fostered by terrorist threats, the election puzzle, oil price uncertainty, inflation fears and interest rate concerns. The economy continues to perform relatively well and concerns about slowing economic growth and the resultant slowing corporate profit growth seem to be somewhat overblown.

For the twelve months ended September 30, 2004 The Boston Company Small Cap Tax Sensitive Equity Fund had a total return of 17.34%. This was well ahead of the Russell 2000 Growth Index at 11.92% for the period. The Fund has had strong relative performance in recent months as our holdings have been somewhat more risk averse but, at the same time, it has participated fully in the recent positive move. Within the markets, smaller stocks again performed better than large stocks (the Russell 2000 was up 18.77% while the S&P 500 was up 13.87%), and value has outpaced growth, especially in smaller stocks where the Russell 2000 Value Index was up more than twice that of the Russell 2000 Growth index.

Our risk averse approach continues to be a rewarding strategy in this very volatile market environment. We are finding many companies we believe are truly undervalued, not just cheap for an obvious reason. These potentially rewarding opportunities seem to be a by-product of the prevailing market caution, bordering on pessimism. The US economy slowed a bit in the summer as higher energy prices and interest rates, along with the uncertainty surrounding the election and its potential market impact, reduced consumer and investor confidence and put a modest damper on the stock market. We continue to view the economic landscape positively and expect corporate capital spending to remain relatively strong.

Our best performing sectors relative to the index have been health care, industrials and consumer discretionary. We expect strong earnings in these sectors and continue to emphasize them in our portfolio allocation decisions. Our energy holdings have been reduced at the margin as the stocks have done well. We continue to carry a market weight in this sector because of our long-term positive outlook for energy prices. Our emphasis here continues to be on energy services and exploration companies.

We continue to deemphasize financials as most of these stocks are fully valued in our view. Business momentum is neutral at best and rising interest rates will further narrow spreads and put more pressure on earnings in coming quarters. Stocks in the industrials sector are attractive because of the positive outlook for corporate capital spending. We look for several more quarters of relatively strong earnings from this group and remain significantly overweight here.

Our general outlook remains positive. We continue to find many companies in our research universe we believe are undervalued with strong fundamentals and good earnings prospects. With a good chance for continued economic growth and modest inflation, capital spending should be robust for several quarters. The major concerns were highlighted earlier but we believe our fundamental approach, emphasizing strong business momentum and undervaluation, will yield good returns even in this more volatile equity environment.

/s/ B. Randall Watts                                  /s/ Todd Wakefield
--------------------                                  ------------------
B. Randall Watts                                      Todd Wakefield

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

   COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN THE BOSTON COMPANY
        SMALL CAP TAX-SENSITIVE EQUITY FUND AND RUSSELL 2000 GROWTH INDEX
--------------------------------------------------------------------------------

[DATA BELOW REPRESENTS LINE CHART IN THE ORIGINAL DOCUMENT]

                                   TBC Small Cap            Russell 2000
                                Tax Sensitive Equity        Growth Index
                                --------------------        ------------
              Beginning              $100,000                  $100,000
1996
              Quarter1               $107,550                  $105,744
              Quarter2               $120,750                  $111,923
              Quarter3               $117,948                  $110,969
              Quarter4               $121,231                  $111,262
1997
              Quarter1               $108,557                   $99,593
              Quarter2               $135,058                  $117,076
              Quarter3               $163,362                  $136,885
              Quarter4               $149,858                  $125,666
1998
              Quarter1               $168,288                  $140,598
              Quarter2               $163,756                  $132,523
              Quarter3               $130,421                  $102,892
              Quarter4               $165,821                  $127,213
1999
              Quarter1               $186,769                  $125,076
              Quarter2               $206,861                  $143,519
              Quarter3               $204,796                  $136,462
              Quarter4               $332,765                  $182,031
2000
              Quarter1               $409,302                  $198,926
              Quarter2               $377,054                  $184,261
              Quarter3               $381,323                  $176,941
              Quarter4               $286,899                  $141,201
2001
              Quarter1               $217,874                  $119,733
              Quarter2               $252,751                  $141,254
              Quarter3               $191,388                  $101,590
              Quarter4               $224,660                  $128,170
2002
              Quarter1               $223,201                  $125,659
              Quarter2               $197,444                  $105,936
              Quarter3               $164,463                   $83,140
              Quarter4               $170,739                   $89,383
2003
              Quarter1               $163,734                   $85,917
              Quarter2               $196,634                  $106,664
              Quarter3               $215,893                  $117,829
              Quarter4               $248,141                  $132,773
2004
              Quarter1               $266,458                  $140,184
              Quarter2               $264,500                  $140,314
              Quarter3               $253,252                  $131,880

                          AVERAGE ANNUAL TOTAL RETURNS
                          (FOR PERIOD ENDED 9/30/2004)
--------------------------------------------------------------------------------

                                                                 Since
                                                               Inception
      1 Year           3 Year            5 Year                1/02/1996
-------------------------------------------------------------------------------
      17.34%            9.79%             4.34%                 11.20%

AVERAGE ANNUAL TOTAL RETURNS REFLECT THE CHANGE IN THE VALUE OF AN INVESTMENT, ASSUMING REINVESTMENT OF THE FUND'S DIVIDEND INCOME AND CAPITAL GAINS. THE $100,000 LINE GRAPH AND THE FUND'S RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. DURING PERIODS OF REIMBURSEMENT BY THE FUND'S INVESTMENT ADVISER (IF APPLICABLE), THE FUND'S TOTAL RETURN WILL BE GREATER THAN IT WOULD BE HAD THE REIMBURSEMENT NOT OCCURRED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                           SHAREHOLDER EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                Expenses Paid
                                             Beginning                    Ending                During Period+
                                           Account Value              Account Value            April 1, 2004 to
                                           April 1, 2004           September 30, 2004         September 30, 2004
--------------------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00                  $   950.40                  $5.02
Hypothetical (5% return per year
  before expenses)                             $1,000.00                   $1,019.85                  $5.20

------------

+ EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.03%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                PORTFOLIO INFORMATION AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                   Percentage of
     Top Ten Holdings*                                Sector                        Net Assets
     -------------------------------------------------------------------------------------------
     Cooper Cos.                                      Health Care                       2.7
     MSC Industrial Direct Co., Inc.                  Industrials                       2.3
     FMC Technologies                                 Energy                            2.2
     Fisher Scientific International                  Health Care                       2.0
     Lions Gate Entertainment Corp.                   Consumer Discretionary            2.0
     UTI Worldwide                                    Industrials                       1.8
     Covance                                          Health Care                       1.8
     Matria Healthcare                                Health Care                       1.7
     Laureate Education                               Industrials                       1.6
     Respironics                                      Health Care                       1.6
                                                                                      -----
                                                                                       19.7

     *  Excluding short-term investments and investment of cash collateral.

                                             Percentage of
     Economic Sector Allocation               Net Assets
     -----------------------------------------------------
     Consumer Discretionary                       13.2
     Consumer Staples                              5.4
     Energy                                        7.4
     Financials                                    7.5
     Health Care                                  24.8
     Industrials                                  13.6
     Materials                                     2.1
     Technology                                   19.6
     Utilities                                     1.0
     Short-term and Other Net Assets               5.4
                                                 -----
                                                 100.0

     The Portfolio is actively managed. Current holdings may be different than those presented above.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     Value
Security                                                 Shares    (Note 1A)
--------------------------------------------------------------------------------
EQUITIES--94.6%

CONSUMER DISCRETIONARY--13.2%
A.C. Moore Arts & Crafts, Inc. *                          36,800  $  910,064
California Pizza Kitchen, Inc. *                          79,300   1,732,705
Christopher & Banks Corp.                                 37,800     605,178
Citadel Broadcasting Co. *                                35,300     452,546
Entravision Communications Corp. *                       102,600     780,786
Fairmount Hotels & Resorts                                31,670     865,224
Lions Gate Entertainment Corp.                           273,000   2,375,100
Nautilus Group, Inc. (a)                                  53,960   1,218,956
Nu Skin Enterprises, Inc.                                 28,900     679,439
Pacific Sunware of California                             55,100   1,159,855
Panera Bread Co. (a) *                                    39,300   1,475,322
Peet's Coffee & Tea, Inc.                                 39,900     933,261
Petco Animal Supplies, Inc.                               30,320     990,251
Quicksilver, Inc. *                                       20,300     516,026
Rare Hospitality International, Inc.                      23,400     623,610
Speedway Motorsports, Inc.                                17,400     579,942
                                                                  ----------
                                                                  15,898,265
                                                                  ----------
CONSUMER STAPLES--5.4%
Arden Group, Inc.                                          5,994     509,490
Church & Dwight Co., Inc.                                 40,260   1,129,696
Delta & Pine Land Co.                                     15,700     419,975
Hain Celestial Group, Inc.                                71,000   1,255,280
Jarden Corp.                                              26,100     952,389
The Yankee Candle Co.                                     49,690   1,439,022
United Natural Foods, Inc.                                29,400     782,040
                                                                  ----------
                                                                   6,487,892
                                                                  ----------
ENERGY--7.4%
Arch Coal, Inc.                                           26,900     954,681
Consol Energy, Inc.                                       35,700   1,245,573
Dril-Quip, Inc.                                           16,500     367,950
FMC Technologies, Inc. *                                  79,670   2,660,978
Oil States International, Inc.                            70,200   1,312,740
Patterson-UTI Energy, Inc.                                49,100     936,337
Penn Virginia Corp.                                       18,330     725,685
Vintage Petroleum, Inc.                                   33,240     667,127
                                                                  ----------
                                                                   8,871,071
                                                                  ----------
FINANCIAL--7.5%
Affiliated Managers Group (a) *                           12,450     666,573
Bristol West Holdings, Inc.                               24,220     415,131
Cathay General Bancorp                                    16,200     602,478
Center Financial Corp.                                    17,231     327,734

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     Value
Security                                                 Shares    (Note 1A)
--------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
City National Corp., Class A                               9,950  $  646,253
Commercial Capital Bancorp, Inc.                          28,500     646,665
Cullen/Frost Bankers, Inc.                                17,300     803,931
CVB Financial Corp.                                            1          24
First Community Bancorp, Inc., Class A                    14,800     606,800
First Midwest Bancorp, Inc.                               23,750     820,800
Investors Financial Services Corp.                        15,350     692,746
Mercantile Bank Corp.                                     18,355     639,488
New York Community Bancorp (a)                                 4          87
R&G Financial Corp.                                       16,600     641,590
Southwest Bancorporation of Texas                         32,600     656,564
Triad Guaranty, Inc.                                      15,400     854,392
                                                                  ----------
                                                                   9,021,256
                                                                  ----------
HEALTH CARE--24.8%
Able Laboratories, Inc. *                                 38,815     743,695
American Medical Systems Holdings, Inc. *                 24,200     877,734
Bone Care Intrenational, Inc. *                           20,400     495,720
Community Health Systems, Inc.                            32,100     856,428
Connetics Corp.                                           26,850     725,487
Cooper Cos, Inc.                                          48,150   3,300,683
Covance, Inc.                                             54,400   2,174,368
Coventry Health Care, Inc.                                14,750     787,208
Discovery Laboratories, Inc.                              95,400     639,180
Fisher Scientific International (a)                       41,200   2,403,196
Flamel Technologies SA ADR (a)                            32,100     470,907
Inveresk Research Group, Inc.                             35,700   1,316,973
Inverness Medical Innovation (a) *                        58,300   1,212,640
Matria Healthcare, Inc.                                   72,800   2,060,968
Medicines Co. (a)                                         30,600     738,684
Merit Medical Systems, Inc.                               56,800     858,248
Nabi Biopharmaceuticals                                   40,500     541,890
PSS World Medical, Inc. *                                112,300   1,127,492
Resmed, Inc. (a)                                          17,300     823,653
Respironics, Inc.                                         36,100   1,929,184
Select Medical Corp.                                      47,200     633,896
Steris Corp.                                              53,400   1,171,596
Sybron Dental Specialties, Inc.                           22,700     673,963
Telik, Inc. *                                             26,800     597,640
Triad Hospitals *                                         18,950     652,638
VCA Antech, Inc.                                          42,600     878,838
VISX, Inc. *                                              24,400     502,640
Zoll Medical Corp.                                        18,800     627,732
                                                                  ----------
                                                                   29,823,281
                                                                  ----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     Value
Security                                                 Shares    (Note 1A)
--------------------------------------------------------------------------------
INDUSTRIAL--13.6%
Applied Industrial Technologies                           19,170  $  685,136
Carlisle Companies, Inc.                                   9,900     632,907
Educate, Inc. (a) *                                       40,400     476,316
Forward Air Corp.                                         24,370     975,287
Hudson Highland Group                                     19,980     583,216
Iron Mountain, Inc.                                       23,825     806,476
Laureate Education, Inc.                                  52,200   1,942,884
LECG Corp.                                                69,600   1,176,936
MSC Industrial Direct Co., Inc.                           81,000   2,760,480
Navigant Consulting, Inc. *                               60,100   1,319,796
Old Dominion Freight Line                                 22,000     633,820
The Princeton Review, Inc.                                63,464     475,980
SCS Transportation, Inc. *                                31,000     587,140
UTI Worldwide, Inc.                                       37,000   2,175,970
Waste Connections                                         36,700   1,162,656
                                                                  ----------
                                                                  16,395,000
                                                                  ----------
MATERIALS--2.1%
Agrium, Inc.                                              86,500   1,536,240
Glamis Gold Ltd                                           41,800     782,914
Spartech Corp.                                             6,400     160,640
                                                                  ----------
                                                                   2,479,794
                                                                  ----------
TECHNOLOGY--19.6%
Avocent Corp.                                             27,800     723,634
Anteon International Corp. *                              41,600   1,524,640
BearingPoint, Inc. *                                     103,600     926,184
Borland Software Corp. *                                  70,400     587,840
Cymer, Inc.                                               39,900   1,143,534
Formfactor, Inc.                                          54,100   1,047,917
Forrester Research, Inc.                                  65,100     992,124
Foundry Networks, Inc. *                                  44,400     421,356
Helix Technology Corp.                                    39,800     541,081
Ingram Micro,Inc., Class A                                98,150   1,580,215
Internet Security Systems *                               81,800   1,390,600
Lam Research Corp.                                        37,051     810,676
Macromedia, Inc.                                          60,200   1,208,816
Mcafee, Inc.                                              90,600   1,821,060
ManTech International Corp., Class A                      34,800     651,456
Paxar Corp.                                               26,990     612,133
Polycom, Inc. *                                           43,400     860,188
Power Integrations, Inc.                                  75,500   1,542,465
Progress Software Corp.                                   79,700   1,586,030

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                                       Value
Security                                                                                            Shares           (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Scientific-Atlanta, Inc.                                                                             18,600         $    482,112
Verisign, Inc. *                                                                                     74,350            1,478,078
Zoran Corp. *                                                                                       108,100            1,699,332
                                                                                                                    ------------
                                                                                                                      23,631,471
                                                                                                                    ------------
UTILITIES--1.0%
AGL Resources, Inc.                                                                                  39,780            1,224,031
                                                                                                                    ------------
TOTAL EQUITIES (Cost $95,890,387)                                                                                    113,832,061
                                                                                                                    ------------

SHORT-TERM INVESTMENTS--4.9%                                           Rate        Maturity      Par Value
                                                                       -----       --------      ---------
U.S. GOVERNMENT--0.3%
U.S. Treasury Bill ((+))                                               1.640%      12/16/2004     $ 325,000              323,882

INVESTMENT COMPANIES--4.6%                                                                           Shares
                                                                                                  ---------
Dreyfus Institutional Preferred Plus ++                                                           5,595,286            5,595,286
                                                                                                                    ------------
Total Short Term Investments (Cost $5,919,168)                                                                         5,919,168
                                                                                                                    ------------
INVESTMENT OF CASH COLLATERAL--5.1%
Dreyfus Cash Management Plus
  Money Market Fund ++ (Cost $6,181,015)                                                          6,181,015            6,181,015
                                                                                                                    ------------
TOTAL INVESTMENTS--104.6% (COST $107,990,570)                                                                        125,932,244
LIABILITIES IN EXCESS OF OTHER ASSETS--(4.6%)                                                                        (5,560,294)
                                                                                                                    ------------
NET ASSETS--100%                                                                                                    $120,371,950
                                                                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS:
ADR--American Depositary Receipt
(a)  Security, or a portion of thereof, was on loan at 9/30/04.
*    Non-income producing security
+    Denotes all or part of security pledged as collateral.
++   Affiliated institutional money market fund.

At September 30, 2004, the Fund held the following futures contracts:

                                                                                 Underlying Face          Unrealized
Contract                               Position         Expiration Date          Amount At Value             Gain
----------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (9 contracts)         Long              12/16/2004            $ 2,571,250                $ 11,709

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

            STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS

 Investments in securities (Note 7)
  Unaffiliated issuers, at value (Note 1A) (identified cost $96,214,269)                                          $114,155,943
  Affiliated issuers, at value (Note 1A) (cost $11,776,301) (Note 1F)                                               11,776,301
  Cash                                                                                                                  63,799
  Receivable for investments sold                                                                                    1,550,916
  Receivable for Fund shares sold                                                                                      123,079
  Interest and dividends receivable                                                                                     21,984
  Variation margin receivable (Note 6)                                                                                  45,450
  Prepaid expenses                                                                                                      17,637
                                                                                                                  ------------
    Total assets                                                                                                   127,755,109

LIABILITIES
 Liability for securities on loan                                                    $  6,181,015
 Payable for investments purchased                                                      1,105,133
 Payable for Fund shares redeemed                                                          29,469
 Accrued accounting, custody and transfer agent fees                                       19,901
 Accrued trustees' fees and expenses                                                        3,445
 Accrued expenses and other liabilities                                                    44,196
                                                                                     ------------
    Total liabilities                                                                                                7,383,159
                                                                                                                  ------------
NET ASSETS                                                                                                        $120,371,950
                                                                                                                  ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                 $104,916,999
  Accumulated net realized loss                                                                                    (2,498,513)
  Undistributed net investment income                                                                                       82
  Net unrealized appreciation                                                                                       17,953,382
                                                                                                                  ------------
TOTAL NET ASSETS                                                                                                  $120,371,950
                                                                                                                  ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            3,467,917
                                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                 $      34.71
                                                                                                                  ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

         STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)

  Dividend income (net of $374 in foreign withholding tax paid)                                                    $   297,939
  Interest income (including securities lending income of $21,929) (Note 7)                                             76,845
                                                                                                                   -----------
    Total investment Income                                                                                            374,784

EXPENSES
 Investment advisory fee (Note 2)                                                          $   949,430
 Accounting, custody, and transfer agent fees (Note 2)                                         115,266
 Professional fees                                                                              58,700
 Registration fees                                                                              29,202
 Trustees' fees and expenses (Note 2)                                                           26,177
 Insurance expense                                                                              12,452
 Miscellaneous                                                                                  24,959
                                                                                           -----------
    Total expenses                                                                                                   1,216,186
                                                                                                                   -----------
      Net investment loss                                                                                            (841,402)
                                                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss)
    Investment security transactions                                                        15,799,398
    Futures contracts                                                                         (556,937)
                                                                                           -----------
      Net realized gain                                                                                             15,242,461
  Change in unrealized appreciation (depreciation)
    Investment securities                                                                    3,980,691
    Futures contracts                                                                          197,698
                                                                                           -----------
      Change in net unrealized appreciation (depreciation)                                                           4,178,389
                                                                                                                   -----------
  Net realized and unrealized gain on investments                                                                   19,420,850
                                                                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                         $18,579,448
                                                                                                                   ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  For the                For the
                                                                                 Year Ended             Year Ended
                                                                             September 30, 2004     September 30, 2003
                                                                             ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
  Net investment loss                                                            $   (841,402)         $   (396,695)
  Net realized gains                                                               15,242,461             9,438,799
  Change in net unrealized appreciation (depreciation)                              4,178,389            17,026,734
                                                                                 ------------          ------------
  Net increase in net assets from operations                                       18,579,448            26,068,838
                                                                                 ------------          ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                 19,103,910            19,249,572
  Redemption fees credited to capital                                                     242                    --
  Cost of shares redeemed                                                         (24,029,775)          (21,069,623)
                                                                                 ------------          ------------
  Net increase (decrease) in net assets from Fund share transactions               (4,925,623)           (1,820,051)
                                                                                 ------------          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            13,653,825            24,248,787
NET ASSETS
  At beginning of year                                                            106,718,125            82,469,338
                                                                                 ------------          ------------
  At end of year (including undistributed
    net investment income of $82 and $104)                                       $120,371,950          $106,718,125
                                                                                 ============          ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              Year Ended September 30,
                                                          -----------------------------------------------------------------
                                                             2004          2003           2002          2001         2000
                                                          --------       --------       -------       -------      --------
NET ASSET VALUE, BEGINNING OF YEAR                        $  29.58       $  22.53       $ 26.23       $ 63.32      $  40.70
                                                          --------       --------       -------       -------      --------
FROM OPERATIONS:
   Net investment income (loss)*(1)                          (0.24)         (0.11)        (0.13)        (0.20)        (0.39)
   Net realized and unrealized
      gains (loss) on investments                             5.37(2)        7.16(2)      (3.57)(2)    (28.28)        33.65
                                                          --------       --------       -------       -------      --------
Total from operations                                         5.13           7.05         (3.70)       (28.48)        33.26
                                                          --------       --------       -------       -------      --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains on investments                       --             --            --         (8.61)       (10.64)
                                                          --------       --------       -------       -------      --------
Total distributions to shareholders                             --             --            --         (8.61)       (10.64)
                                                          --------       --------       -------       -------      --------
NET ASSET VALUE, END OF YEAR                              $  34.71       $  29.58       $ 22.53       $ 26.23      $  63.32
                                                          ========       ========       =======       =======      ========
TOTAL RETURN                                                 17.34%         31.29%+      (14.11)%+     (49.81)%+      86.20%

RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)*                    1.03%          1.00%         1.00%         1.00%         0.87%
   Net Investment (Loss) (to average daily net assets)*      (0.71)%        (0.43)%       (0.47)%       (0.54)%       (0.60)%
   Portfolio Turnover                                          150%           252%          241%          174%          182%
   Net Assets, End of Year (000's omitted)                $120,372       $106,718       $82,469       $81,711      $215,201

--------------
* For the years indicated, the investment advisor voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

  Net investment loss per share (1)                            N/A       $  (0.13)      $ (0.15)      $ (0.21)          N/A
  Ratios (to average daily net assets):
     Expenses                                                  N/A           1.07%         1.08%         1.04%          N/A
     Net investment income                                     N/A          (0.50)%       (0.55)%       (0.58)%         N/A

+   Total return would have been lower in the absence of expense waivers.
(1) Calculated based on average shares outstanding.
(2) Amount includes securities litigation proceeds received by the Fund of $0.03 for the year ended September 30, 2004, less than $0.01 for the year ended September 30, 2003 and $0.02 for the year ended September 30, 2002.

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Tax-Sensitive Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to maximize after-tax total return, consisting of long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small capitalization U.S. companies.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for wash sales and realized and unrealized gains or losses on futures.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. AFFILIATED ISSUERS

     Issuers in which the Fund held investments in other investment companies advised by The Boston Company Asset Management, LLC ("TBCAM") or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Fund's average daily net assets. For the year ended September 30, 2004, the Fund paid $949,430 in investment advisory fees to TBCAM.

     Effective February 23, 2004, the Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $3,500 during the year ended September 30, 2004.

     The Fund has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Fund. For these services, the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $106,106 during the year ended September 30, 2004.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The following table sets forth all remuneration paid to the Trustees for the Fund's fiscal year ended September 30, 2004:

                  NAME OF TRUSTEE
                  -------------------------------
                  Samuel C. Fleming        $3,442
                  Benjamin M. Friedman     $3,442
                  John H. Hewitt           $3,442
                  Caleb Loring, III        $3,695
                  Patrick J. Sheppard           0
                  Richard S. Wood *             0

     * Mr. Wood resigned from the Board of Trustees on October 7, 2003.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations for the year ended September 30, 2004, were $169,101,701 and $176,724,398, respectively. For the year ended September 30, 2004, the Fund did not purchase or sell any long-term U.S. Government securities.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                        For the                For the
                                                                       Year Ended             Year Ended
                                                                   September 30, 2004     September 30, 2003
                                                                   ------------------     ------------------
        Shares sold                                                     553,482                766,053
        Shares redeemed                                               (692,914)              (819,341)
                                                                       --------              --------
        Net increase (decrease)                                       (139,432)               (53,288)
                                                                      ========               ========

     At September 30, 2004, two shareholders of record held approximately 44% and 11% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the year ended September 30, 2004, the Fund received $242 in redemption fees.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

     The tax basis components of distributable earnings and the federal tax cost as of September 30, 2004, was as follows:

     Cost for federal income tax purposes           $108,070,932
                                                    ------------
     Unrealized appreciation                        $ 20,564,477
     Unrealized depreciation                          (2,703,248)
                                                    ------------
     Net unrealized appreciation/depreciation         17,861,229
                                                    ============
     Undistributed ordinary income                            82
     Capital loss carry-forward                       (2,406,360)

     At September 30, 2004, the Fund, for federal income tax purposes, has capital loss carryovers which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are as follows:

                   Capital Loss
                    Carry Over                  Expiration Date
                  -------------                 ---------------
                   $2,406,360                       9/30/2011

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

     The Fund may trade the following instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Fund did not enter into option transactions during the year ended September 30, 2004.

     FUTURES CONTRACTS

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2004, the Fund held financial futures contracts. See Schedule of Investments for further detail.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(7)  SECURITY LENDING:

     The Fund entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities.

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the year ended September 30, 2004 resulting in $21,929 of security lending income. At September 30, 2004, the Fund had $5,986,620 worth of securities on loan.

     See the Schedule of Investments for further detail of the security positions on loan.

(8)  LINE OF CREDIT:

     The Fund, and other funds in the Trust and subtrusts in the Mellon Institutional Funds Master Portfolio Trust (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the year ended September 30, 2004, the facility fee was $2,468.

     During the year ended September 30, 2004, the Fund had borrowings under the credit facility and incurred $72 of interest expense.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Investment Trust and the Shareholders of The Boston Company Small Cap Tax-Sensitive Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Small Cap Tax-Sensitive Equity Fund (the "Fund") at September 30, 2004 and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
November 19, 2004

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of September 30, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming              Trustee        Trustee since    Chairman of the Board         30              None
c/o Decision Resources, Inc.                  11/3/1986        and Chief Executive
260 Charles Street                                             Officer, Decision
Waltham, MA 02453                                              Resources, Inc.
9/30/40

Caleb Loring III               Trustee        Trustee since    Trustee, Essex Street         30              None
c/o Essex Street Associates                   11/3/1986        Associates (family
P.O. Box 181                                                   investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman           Trustee        Trustee since    William Joseph Maier,         30              None
c/o Harvard University                        9/13/1986        Professor of Political
Cambridge, MA 02138                                            Economy, Harvard
8/5/44                                                         University

John H. Hewitt                 Trustee        Trustee since    Trustee, Mertens              30              None
P.O. Box 2333                                 11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35

INTERESTED TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard      Trustee, President   Since 2003       Senior Vice President         30              None
Mellon Institutional          and Chief                        and Chief Operating
Asset Management          Executive Officer                    Officer, Mellon Institutional
One Boston Place                                               Asset Management;
Boston, MA 02108                                               formerly Vice President
7/24/65                                                        and Chief Financial Officer,
                                                               Mellon Institutional
                                                               Asset Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                         Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann          Vice President     Since 2003       Senior Vice President         30              None
Mellon Institutional        and Secretary                      and Head of Operations
Asset Management                                               Mellon Institutional Asset
One Boston Place                                               Management, formerly
Boston, MA 02108                                               First Vice President,
2/20/61                                                        Mellon Institutional Asset
                                                               Management and Mellon
                                                               Global Investments

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson         Vice President     Vice President   Vice President and Mutual     30              None
Mellon Institutional        and Treasurer     since 1999;      Funds Controller, Mellon
Asset Management                              Treasurer since  Institutional Asset
One Boston Place                              2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland         Assistant Vice     Since 1996       Vice President and            30              None
Mellon Institutional          President                        Manager, Mutual Funds
Asset Management                                               Operations, Mellon
One Boston Place                                               Institutional Asset
Boston, MA 02108                                               Management
8/19/51

Cara E. Hultgren           Assistant Vice     Since 2001       Assistant Vice President      30              None
Mellon Institutional          President                        and Manager, Shareholder
Asset Management                                               Services, Mellon Institutional
One Boston Place                                               Asset Management since 2001;
Boston, MA 02108                                               Shareholder Representative,
1/19/71                                                        Standish Mellon
                                                               Asset Management

Jan F. Jumet                    Chief         Since 2004       Senior Vice President and     30              None
Standish Mellon Assest       Compliance                        Chief Compliance Officer
Management Company LLC         Officer                         for Standish Mellon Asset
One Boston Place                                               Management Company LLC;
Boston, MA 02108                                               formerly Director of
8/9/66                                                         Compliance and
                                                               Administration and Chief
                                                               Administration Officer for
                                                               Standish Mellon Asset
                                                               Management Company LLC,
                                                               Senior Vice President and
                                                               Chief Administration Officer
                                                               for Mellon Bond Associates,
                                                               LLP, and First Vice President
                                                               and Senior Sales Associate
                                                               for Mellon Institutional
                                                                Asset Management

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



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



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



                    [LOGO] Mellon
                           --------------------------
                           Mellon Institutional Funds



One Boston Place
Boston, MA 02108-4408
800.221.4795
www.melloninstitutionalfunds.com

                                                                      0938AR0904

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds





Annual Report                      THE BOSTON COMPANY
                                   INTERNATIONAL SMALL CAP FUND
--------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2004

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund' s Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund' s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC's web site at http:
//www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

November 29, 2004

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2004.

The past 12 months have been largely positive ones for the financial markets, as the economic expansion continued. However, as the year progressed, estimates of the recovery's strength have been reined in, to the benefit of fixed income and the detriment of stocks.

The S&P 500 finished 2003 and entered 2004 with a sharp 100-point climb to its peak in March, fueled to a large degree by above-trend GDP growth and driven by a potent mix of tax cuts, monetary policy and government spending. But the momentum stalled, as the market dealt with the prospect of inflation and a new tightening cycle by the Federal Reserve, and the uncertainties of a tight presidential campaign. Since March, the S&P 500 has been largely range-bound, except for booming oil stocks. Economic indicators increasingly painted a picture of a slowdown to more normal growth, and corporate profits appeared strong, but less robust than anticipated.

In the bond market, 2003 ended with much speculation about when and how the Fed would end one of the longest stretches of easy monetary policy on record, which had driven rates to historical lows. In the fall of 2003, the prospect of deflation was still a factor in the Fed's deliberations, and was its stated rationale for maintaining an accommodative stance. Soon, however, the Fed began to refer to a "measured pace" of tightening. The market reacted by switching gears dramatically, sending the 10-year U.S. Treasury note from 3.7% on March 16 to 4.9% on June 14. Since then, as the economic outlook softened, with relatively tame inflation, yields have settled back to about 4%, roughly the same as a year ago.

Looking ahead, it's clear that there are some causes for concern. Consumers are weighted with debt and potentially vulnerable in a rising rate environment. Companies are hoarding cash, and are being deliberate in boosting employment and spending on plant and equipment, as federal stimulus is waning. Nevertheless, business activity has some significant momentum, which should carry over into 2005, with reasonably strong profit growth and modest inflation.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard
-----------------------
Patrick J. Sheppard

                  One Boston Place  *  Boston, MA 02108-4402

                        A Mellon Asset Management Company

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

                       MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

September 2004

The Boston Company International Small Cap Fund (the "International Small Cap Fund") return for the twelve months ended September 30, 2004 was 33.35% versus 26.46% for its benchmark, the S&P Citigroup EMI ex. US index. The International Small Cap Fund's 1 Year, 3 Year and 5 Year returns have exceeded the benchmark by solid margins.

All EAFE markets were up this year, and all but Greece posted double-digit annual returns, as measured in US dollars. Ireland proved to be the highest performing market with a 108% return, due primarily to tremendous strength in one stock, Elan, a pharmaceuticals company. Four other international equity markets were up more than 50%. In general, energy producing countries benefited at the relative expense of energy consuming countries. For example, oil rich Norway witnessed its market produce annual returns of greater than 50%, while oil dependent Japan's market was a relative laggard with only a 16.5% return for the period.

From an economic sector perspective, it was an excellent year for energy stocks, and a relative struggle for technology stocks. Energy stocks were up the most with a return of 66%, buoyed by oil prices that remained much higher than anticipated. Very strong demand, especially from developing markets, and supply concerns, due to unrest in Iraq and elsewhere, combined to keep oil prices high. Technology stocks were up only 6.5%, and were depressed by very intense price competition, industry overcapacity, reluctance of buyers to invest in new products, and valuations levels that still appear to be too high relative to other sectors.

The International Small Cap Fund outperformed the index during the period, largely due to our process of disciplined stock selection. Contribution to the positive relative performance was broad based. The Fund had positive stock selection versus the benchmark in 19 of 24 countries. In addition the Fund outperformed the benchmark in eight of 10 economic sectors.

The portfolio continues to reflect our approach of investing in stocks of companies that are attractively valued and exhibit improving business momentum. The global economy is growing. Policy makers have begun the process of removing the massive stimulus pumped into the system following the last recession and the September 11 terrorist attacks. While policy has not yet moved into restrictive territory, the combination of higher rates and higher oil prices may undermine the strength of the economic expansion. Corporate profits are expected to grow, but at a slower pace. It remains unclear whether investors will be encouraged by the growth, or discouraged by the slowdown in the rate of growth. Overall, valuation levels seem reasonable.

/s/ Daniel LeVan                            /s/ John Evers
----------------                            --------------
Daniel LeVan                                John Evers

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

  COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN THE BOSTON COMPANY
     INTERNATIONAL SMALL CAP EQUITY FUND AND S&P/CITIGROUP EMI EX-US INDEX
--------------------------------------------------------------------------------

[DATA BELOW REPRESENTS LINE CHART IN THE ORIGINAL DOCUMENT]

                              TBC International         S&P / CitiGroup
                                Small Cap Fund          EMI ex-US Index
                              -----------------         ---------------
              Beginning            $100,000                $100,000
1996
              Quarter1             $109,123                $105,745
              Quarter2             $117,983                $110,417
              Quarter3             $118,543                $107,917
              Quarter4             $125,933                $107,249
1997
              Quarter1             $129,050                $105,276
              Quarter2             $144,933                $112,849
              Quarter3             $147,408                $108,293
              Quarter4             $127,767                 $97,180
1998
              Quarter1             $155,480                $113,897
              Quarter2             $158,609                $113,484
              Quarter3             $125,511                 $96,313
              Quarter4             $140,652                $108,988
1999
              Quarter1             $153,742                $110,537
              Quarter2             $175,694                $117,334
              Quarter3             $193,860                $123,300
              Quarter4             $198,510                $134,573
2000
              Quarter1             $209,392                $137,310
              Quarter2             $216,061                $134,913
              Quarter3             $209,758                $127,812
              Quarter4             $206,590                $120,702
2001
              Quarter1             $187,102                $107,833
              Quarter2             $200,451                $111,117
              Quarter3             $173,819                 $94,001
              Quarter4             $186,603                $101,766
2002
              Quarter1             $200,107                $107,879
              Quarter2             $214,855                $110,042
              Quarter3             $183,192                 $90,656
              Quarter4             $188,963                 $94,345
2003
              Quarter1             $184,006                 $90,003
              Quarter2             $220,558                $110,889
              Quarter3             $250,224                $125,485
              Quarter4             $290,085                $145,041
2004
              Quarter1             $323,249                $158,702
              Quarter2             $328,461                $160,101
              Quarter3             $333,283                $160,202

                          AVERAGE ANNUAL TOTAL RETURNS
                          (FOR PERIOD ENDED 9/30/2004)
--------------------------------------------------------------------------------

                                                                     Since
                                                                   Inception
  1 Year               3 Year                5 Year                 1/02/96*
-------------------------------------------------------------------------------
  33.35%               24.23%                11.45%                 14.75%

*COMBINED LP & MF PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS REFLECT THE CHANGE IN THE VALUE OF AN INVESTMENT, ASSUMING REINVESTMENT OF THE FUND'S DIVIDEND INCOME AND CAPITAL GAINS. THE $100,000 LINE GRAPH AND THE FUND'S RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. DURING PERIODS OF REIMBURSEMENT BY THE FUND'S INVESTMENT ADVISER (IF APPLICABLE), THE FUND'S TOTAL RETURN WILL BE GREATER THAN IT WOULD BE HAD THE REIMBURSEMENT NOT OCCURRED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

                           SHAREHOLDER EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                                Expenses Paid
                                                             Beginning                   Ending                 During Period+
                                                           Account Value              Account Value            April 1, 2004 to
                                                           April 1, 2004           September 30, 2004         September 30, 2004
------------------------------------------------------------------------------------------------------------------------------------
Actual                                                         $1,000.00                   $1,031.00                  $6.45
Hypothetical (5% return per year before expenses)              $1,000.00                   $1,018.65                  $6.41

--------------
+ EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.27%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD). THE EXAMPLE REFLECTS THE COMBINED EXPENSES OF THE FUND AND THE MASTER PORTFOLIO IN WHICH IT INVESTS ALL ITS ASSETS.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

            STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS

  Investment in The Boston Company International
    Small Cap Portfolio ("Portfolio"), at value (Note 1A)                                                    $211,828,916
  Receivable for Fund shares sold                                                                                 232,708
  Prepaid expenses                                                                                                  6,320
                                                                                                             ------------
    Total assets                                                                                              212,067,944
LIABILITIES
 Payable for Fund shares redeemed                                                     $      8,830
 Accrued transfer agent fees                                                                 3,253
 Accrued trustees' fees and expenses                                                            18
 Accrued expenses and other liabilities                                                     23,431
                                                                                      ------------
    Total liabilities                                                                                              35,532
                                                                                                             ------------
NET ASSETS                                                                                                   $212,032,412
                                                                                                             ------------
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                            $164,560,911
  Accumulated net realized gain                                                                                14,084,367
  Undistributed net investment income                                                                             949,027
  Net unrealized appreciation                                                                                  32,438,107
                                                                                                             ------------
TOTAL NET ASSETS                                                                                             $212,032,412
                                                                                                             ------------
Shares of beneficial interest outstanding                                                                      13,310,373
                                                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                            $      15.93
                                                                                                             ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

         STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income allocated from Portfolio
    (net of foreign withholding taxes of $322,835)                                                           $ 2,895,344
  Interest income allocated from Portfolio
    (including security lending income of $171,516)                                                              237,754
  Expenses allocated from Portfolio                                                                           (1,666,703)
                                                                                                             -----------
  Net investment income allocated from Portfolio                                                               1,466,395

EXPENSES
 Transfer agent fees (Note 2)                                                     $     7,833
 Legal and audit services                                                              34,632
 Registration fees                                                                     24,745
 Shareholder reports                                                                   17,200
 Trustees' fees and expenses (Note 2)                                                   2,034
 Insurance expense                                                                      1,140
 Miscellaneous                                                                          7,538
                                                                                  -----------
  Total expenses                                                                                                  95,122
                                                                                                             -----------
  Net investment income                                                                                        1,371,273
                                                                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) allocated from Portfolio on:
  Investment security transactions, foreign currency transactions
    and forward foreign currency exchange contracts                                                           18,477,139
  Change in unrealized appreciation (depreciation)
     on investments allocated from Portfolio                                                                  15,364,375
                                                                                                             -----------
  Net realized and unrealized gain on investments                                                             33,841,514
                                                                                                             -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                        $35,212,787
                                                                                                             ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   For the               For the
                                                                                  Year Ended            Year Ended
                                                                              September 30, 2004   September 30, 2003
                                                                              ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
  Net investment income                                                          $  1,371,273          $   539,070
  Net realized gains                                                               18,477,139            1,815,495
  Change in net unrealized appreciation                                            15,364,375           16,959,328
                                                                                 ------------          ------------
  Net increase in net assets from operations                                       35,212,787           19,313,893
                                                                                 ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                       (1,083,002)            (487,612)
                                                                                 ------------          ------------
  Total distributions to shareholders                                              (1,083,002)            (487,612)
                                                                                 ------------          ------------
FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                102,193,352           44,415,601
  Value of shares issued to shareholders
    in payment of distributions declared                                              859,847              370,146
  Redemption fees credited to capital                                                   1,605                   --
  Cost of shares redeemed                                                         (14,722,174)          (7,812,410)
                                                                                 ------------          ------------
  Net increase (decrease) in net assets
    from Fund share transactions                                                   88,332,630           36,973,337
                                                                                 ------------          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           122,462,415           55,799,618
NET ASSETS
  At beginning of period                                                           89,569,997           33,770,379
                                                                                 ------------          ------------
  At end of period (including undistributed net
    investment income of $949,027 and $425,208)                                  $212,032,412        $  89,569,997
                                                                                 ============        =============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                               For the Period
                                                                                                              February 1, 2000
                                                                        Year Ended September 30,                (Commencement
                                                           ------------------------------------------------   of Operations) to
                                                             2004         2003         2002          2001    September 30, 2000
                                                           --------     -------       -------       -------  -------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $  12.05     $  8.91       $  8.55       $ 10.65       $ 10.00
                                                           --------     -------       -------       -------       -------
FROM INVESTMENT OPERATIONS:
   Net investment income*(1)                                   0.14        0.10          0.09          0.11          0.09
   Net realized and unrealized gains (loss) on investments     3.86        3.13          0.38         (1.89)         0.63
                                                           --------     -------       -------       -------       -------
Total from investment operations                               4.00        3.23          0.47         (1.78)         0.72
                                                           --------     -------       -------       -------       -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                 (0.12)      (0.09)        (0.11)        (0.08)        (0.07)
   From net realized gains on investments                        --          --            --         (0.24)           --
                                                           --------     -------       -------       -------       -------
Total distributions to shareholders                           (0.12)      (0.09)        (0.11)        (0.32)        (0.07)
                                                           --------     -------       -------       -------       -------
Net Asset Value, End of Period                             $  15.93     $ 12.05       $  8.91       $  8.55       $ 10.65
                                                           ========     =======       =======       =======       =======
TOTAL RETURN                                                  33.35%      36.47%++       5.39%++     (17.13)%++      7.19%+

RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)*                     1.27%       1.39%         1.25%         1.25%         1.25%+
   Net Investment Income (to average daily net assets)*        0.99%       1.01%         0.96%         1.10%         1.21%+
   Portfolio Turnover (2)                                       N/A          15%           69%           89%           70%
   Net Assets, End of Period (000's omitted)               $212,032     $89,570       $33,770       $22,386       $17,092

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund and Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share(1)                              N/A     $  0.08       $  0.04       $  0.04       $  0.01
Ratios (to average daily net assets):
   Expenses                                                     N/A        1.65%         1.82%         1.98%         2.29%+
   Net investment income                                        N/A        0.75%         0.39%         0.37%         0.17%+

(1)  Calculated based on average shares outstanding.
(2) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
+    Computed on an annualized basis.
++ Total return would have been lower in the absence of expense waivers Returns for periods of less than one year have not been annualized.

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of The Boston Company International Small Cap Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that are located in foreign countries represented in the S&P Citigroup EMI Ex-U.S. Index and, to a limited extent, emerging markets. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 96.6% at September 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs) and capital loss carryovers and redemptions in-kind. In 2004, the fund incurred a redemption in-kind which resulted in a realized gain of $2,404,435, which will be deferred indefinitely for tax purposes.

     Permanent book and tax basis differences relating to shareholder distributions, including distributions in kind, will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. and redemptions in-kind. In 2004, the fund incurred a redemption in-kind which resulted in a realized gain of $2,404,435, which will be deferred indefinitely for tax purposes.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     Effective February 23, 2004, the Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $3,500 during the year ended September 30, 2004.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the year ended September 30, 2004, the Fund received $1,605 in redemption fees.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The following table sets forth all remuneration paid to the Trustees by the Fund for the fiscal year ended September 30, 2004. The fund also bears its pro rata share of the renumeration paid to the Trustees by the Portfolio. See Note 2 of the Portfolio's notes to financial statements which are included elsewhere in this report.

                  NAME OF TRUSTEE
                  -------------------------------
                  Samuel C. Fleming          $500
                  Benjamin M. Friedman       $500
                  John H. Hewitt             $500
                  Caleb Loring, III          $500
                  Patrick J. Sheppard           0
                  Richard S. Wood *             0

     *  Mr. Wood Resigned from the Board of Trustees on October 7, 2003.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the year ended September 30, 2004, aggregated $103,027,135 and $15,880,090, respectively.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                      for the                for the
                                                                    Year Ended             Year Ended
     Institutional Class:                                       September 30, 2004     September 30, 2003
                                                                ------------------     ------------------
     Shares sold                                                    6,808,462              4,394,538
     Shares issued to shareholders in payment
       of distributions declared                                       60,513                 36,828
     Shares redeemed                                                 (989,803)              (788,597)
                                                                    ---------             ----------
     Net increase                                                   5,879,172              3,642,769
                                                                    =========              =========

     At September 30, 2004, two shareholders of record held approximately 30% and 15% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:
      Undistributed ordinary income               $15,018,686

     Tax character of distributions paid during the fiscal year ended September 30, 2004, was as follows:
      Distributions paid from:
        Ordinary income                            $1,083,002

     See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Investment Trust and the Shareholders of The Boston Company International Small Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company International Small Cap Fund (the "Fund") at September 30, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investment in the Portfolio at September 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
November 19, 2004

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                PORTFOLIO INFORMATION AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                  Percentage of
     Top Ten Holdings*                Country                    Sector                             Net Assets
     ----------------------------------------------------------------------------------------------------------
     Puma AG                             Germany                   Consumer Discretionary              1.2
     Sumisho Lease, Co., Ltd.            Japan                     Financials                          0.9
     Continental AG                      Germany                   Consumer Discretionary              0.8
     Nippon Shokubai Co.                 Japan                     Materials                           0.8
     Home Capital Group                  Canada                    Financials                          0.8
     Perpetual Trustees Australia        Australia                 Financials                          0.8
     Keihin Corp.                        Japan                     Consumer Discretionary              0.8
     Sims Group Ltd.                     Australia                 Materials                           0.8
     Jyske Bank                          Denmark                   Financials                          0.8
     Micronas Semiconductor              Switzerland               Information Technology              0.8
                                                                                                      -----
                                                                                                       8.5

                                        Percentage of
     Economic Sector Allocation           Net Assets
     -------------------------------------------------
     Consumer Discretionary                 19.7
     Consumer Staples                        6.2
     Energy                                  4.2
     Financials                             17.5
     Health Care                             6.0
     Industrials                            18.8
     Information Technology                  7.6
     Materials                              10.5
     Telecommunication Services              1.9
     Utilities                               1.8
     Short-term and Net Other Assets         5.8
                                           -----
                                           100.0

                                        Percentage of
     Geographic Region Allocation*       Net Assets
     -------------------------------------------------
     Europe ex U.K.                         40.8
     U.K.                                   20.0
     Asia ex Japan                           9.3
     Japan                                  18.5
     Americas ex U.S.                        5.6
                                           -----
                                            94.2

     *  Excluding short-term investments and investment of cash collateral.

     The Portfolio is actively managed. Current holdings may be different than those presented above.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                    Value
Security                                                  Shares  (Note 1A)
--------------------------------------------------------------------------------
EQUITIES--94.2%
AUSTRALIA--3.6%
Caltex Australia Ltd.                                    172,600  $ 1,164,16
Oil Search Ltd.                                        1,327,800   1,439,500
Perpetual Trustees Australia Ltd.                         48,000   1,750,082
Sims Group Ltd. (a)                                      171,100   1,711,770
Southern Cross Broadcasting (Australia) Ltd.              99,100     897,709
West Australian Newspaper Holdings (a)                   170,400     941,031
                                                                  ----------
Total Cost ($6,726,711)                                            7,904,253
                                                                  ----------
AUSTRIA--0.5%
Boehler-Uddeholm                                          11,500   1,062,995
                                                                  ----------
Total Cost ($733,722)
BELGIUM--1.7%
Colruyt NV Right                                           9,724      12,937
Colruyt SA (a)                                             9,724   1,366,263
Mobistar SA *                                             20,000   1,429,910
NV Union Miniere SA                                       13,400     978,867
                                                                  ---------
Total Cost ($2,443,222)                                            3,787,977
                                                                  ----------
CANADA--5.6%
Astral Media, Inc.                                        34,500     775,846
Axcan Pharma, Inc.                                        54,300     846,537
Canfor Corp.                                              76,400     966,283
CHC Helicopter Corp.                                      39,100   1,519,229
Ensign Resource Service Group, Inc.                       52,100     956,399
GSI Lumonic, Inc. *                                       62,200     651,051
Home Capital Group, Inc.                                  92,900   1,753,984
Inmet Mining Corp.. *                                     78,400   1,361,478
Northbridge Financial                                     69,900   1,292,576
Trican Well Service Ltd. *                                33,000   1,256,046
Wheaton River Minerals Ltd. *                            265,800     836,750
                                                                  ----------
Total Cost ($9,960,686)                                           12,216,179
                                                                  ----------
DENMARK--1.7%
GN Store Nord A/S                                         93,500     945,518
Jyske Bank *                                              26,000   1,694,887
Topdanmark A/S *                                          17,200   1,106,858
                                                                  ----------
Total Cost ($3,119,880)                                            3,747,263
                                                                  ----------
FINLAND--2.0%
Kesko Oyj                                                 55,400   1,213,742
Nokian Renkaat Oyj                                        12,700   1,381,728
Rautaruukki Oyj                                           99,000     966,308
YIT-Yhtyma Oyj                                            38,300     754,812
                                                                  ----------
Total Cost ($3,174,978)                                            4,316,590
                                                                  ----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                    Value
Security                                                  Shares  (Note 1A)
--------------------------------------------------------------------------------
FRANCE--7.7%
Alten                                                     49,500  $   965,69
Ciments Francais (a)                                      11,100     966,122
Clarins                                                   12,155     743,434
CNP Assurances                                            16,700   1,085,998
Eiffage                                                   14,922   1,276,516
Elior                                                    106,700     945,943
Essilor International SA                                  11,600     746,413
Euler Hermes SA                                           27,100   1,632,578
Iliad SA (a)                                              39,700     937,897
Imerys SA                                                 21,100   1,404,924
Legardere SCA                                             12,800     794,821
Natexis Banques Populaires                                11,900   1,356,835
Oberthur Card Systems (a)                                 86,400     585,492
SR Teleperformance                                        38,300     778,623
Vallourec                                                 11,020   1,288,013
Vinci SA                                                  11,300   1,301,771
                                                                  ----------
Total Cost ($14,848,479)                                          16,811,073
                                                                  ----------
GERMANY--6.3%
AWD Holding AG                                            22,600     748,606
Continental AG                                            32,900   1,790,537
Hannover Rueckversicherung AG                             35,650   1,156,940
Hypo Real Estate Holding *                              44,200   1,516,849
Krones AG                                                  8,400     779,582
Mobilcom AG                                               58,300     845,961
MPC Capital AG                                            10,400     749,631
Puma AG                                                    9,500   2,548,149
Rhoen Klinikum AG                                         14,500     716,665
Software AG                                               22,800     751,262
Thyssenkrupp AG                                           51,400   1,002,760
United Internet AG Registered Shares                      36,414     783,295
Vossloh AG                                                11,300     441,886
                                                                  ----------
Total Cost ($10,547,612)                                          13,832,123
                                                                  ----------
GREECE--0.3%
Germanos SA                                               29,600     694,872
                                                                  ----------
Total Cost ($549,577)
HONG KONG--2.7%
Global Biochem Tech                                    1,379,000   1,052,375
Golden Meditech Co., Ltd.                              3,629,200     763,386
Kerry Properties Ltd.                                    350,500     660,837
Orient Overseas International Ltd.                       283,000   1,132,479
Skyworth Digital Holdings Ltd.                         2,654,000     723,351

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                    Value
Security                                                  Shares  (Note 1A)
--------------------------------------------------------------------------------
HONG KONG (CONTINUED)
Wing Hang Bank Ltd.                                       91,100  $  595,906
Xinao Gas Holdings Ltd. *                              1,898,000     967,659
                                                                  ----------
Total Cost ($5,379,338)                                            5,895,993
                                                                  ----------
IRELAND--1.4%
Fyffes PLC                                               508,400   1,131,539
Grafton Group PLC                                        115,200   1,071,433
Kerry Group PLC                                           35,700     790,131
                                                                  ----------
Total Cost ($2,388,106)                                            2,993,103
                                                                  ----------
ITALY--3.2%
Autostrada Torino-Milano Spa (a)                          54,300   1,120,776
Banco Popolare di Verona e Novara                         57,800   1,014,784
Davide Campari-Milano Spa                                 15,800     795,652
Fondiaria-Sai Spa (a)                                     24,900     562,555
Milano Assicurazioni Spa (a)                             271,800   1,145,671
Pirelli & C Real Estate (a)                               28,500   1,184,301
Saipem Spa                                               115,800   1,303,071
                                                                  ----------
Total Cost ($6,091,630)                                            7,126,810
                                                                  ----------
JAPAN--18.5%
Alpine Electronics, Inc. (a)                              64,600     828,642
Central Glass Co., Ltd.                                  176,000   1,292,800
CMK Corp.. (a)                                            71,000     959,145
Cosmo Oil Co., Ltd.                                      249,000     724,364
Doshisha Co., Ltd.                                        30,200   1,051,509
Goldcrest Co., Ltd.                                       17,500   1,024,545
Hamamatsu Photonics KK (a)                                44,700     751,773
Hisamitsu Pharamaceutical                                 60,000   1,077,273
Hitachi Construction Machinery Co., Ltd. (a)              53,000     646,600
Index Corp.. (a)                                             459   1,018,145
Izumi Co. Ltdronics, Inc.                                 30,600     613,391
Kawasaki Kisen Kaisha Ltd. (a)                           190,200   1,303,735
Keihin Corp.                                             106,900   1,710,400
Kirin Beverage Corp.                                      42,700     912,227
Koito Manufacturing Co. (a)                              160,000   1,360,000
Komeri Co., Ltd.                                          35,600     775,109
Koyo Seiko Co., Ltd. (a)                                  87,000     976,773
Kuroda Electric Co., Ltd. (a)                             67,800   1,531,664
Kyowa Exeo Corp.                                         184,000   1,201,018
Makita Corp.. (a)                                         76,000   1,075,055
Nippon Shokubai Ltd. (a)                                 236,000   1,765,709
Nissan Chemical Industries Ltd. (a)                      141,000   1,083,136
Nissen Co., Ltd.                                          45,100     856,900

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                    Value
Security                                                  Shares  (Note 1A)
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
Nisshin Seifun Group, Inc. (a)                           109,000  $ 1,054,32
Nisshin Steel Co., Ltd.                                  608,000   1,348,655
Otsuka Corp.                                              22,400   1,179,055
Ricoh Leasing Co., Ltd. (a)                               50,600   1,216,700
Sanyo Shinpan Finance Co., Ltd.                           22,000   1,180,000
Seino Transportation Co., Ltd.                           128,000   1,146,182
Shinko Electric Industrial                                30,400     920,291
Sodick Co., Ltd. (a)                                     120,000     741,818
Sumisho Lease Co., Ltd.                                   53,100   1,921,255
Sumitomo Rubber Industries, Inc. (a)                     157,000   1,521,473
Sysmex Corp.                                              25,100     928,700
Tamron Co., Ltd. (a)                                      24,800     919,855
Tokyo Tatemono Co., Ltd.                                 192,000     958,255
Tsuruha Co., Ltd.                                         34,900     920,091
                                                                  ----------
Total Cost ($36,742,452)                                          40,496,570
                                                                  ----------
NETHERLANDS--3.5%
Aalberts Industries NV                                    32,700   1,189,281
ASM International NV                                      44,000     588,675
Corio NV                                                  30,800   1,478,636
Hunter Douglas NV                                         21,400     984,258
Koninklijke BAM Groep NV                                  26,400     981,490
Koninklijke Wessanen NV                                   64,400     859,204
Stork NV                                                  48,200   1,153,089
VNU NV                                                    20,300     522,489
                                                                  ----------
Total Cost ($6,548,326)                                            7,757,122
                                                                  ----------
NORWAY--0.9%
Leroy Seafood Group ASA                                  116,300     563,570
Tandberg Television ASA *                                192,300   1,440,788
                                                                  ----------
Total Cost ($1,663,203)                                            2,004,358
                                                                  ----------
PORTUGAL--1.2%
Banco BPI SA                                             406,100   1,524,933
Jeronimo Martins, SGPS, S.A. *                            88,700   1,000,326
                                                                  ----------
Total Cost ($2,350,075)                                            2,525,259
                                                                  ----------
SINGAPORE--1.0%
First Engineering Ltd.                                 1,323,000     989,776
Jurong Technologies Industrial                         1,497,000   1,111,062
                                                                  ----------
Total Cost ($1,882,038)                                            2,100,838
                                                                  ----------
SOUTH KOREA--2.0%
Hanjin Shipping Corp.                                     46,600     795,560
Honam Petrochemical Corp.                                 21,900     867,628
Hyundai Mipo Dockyard                                     54,600   1,228,619

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                    Value
Security                                                  Shares  (Note 1A)
--------------------------------------------------------------------------------
SOUTH KOREA (CONTINUED)
Interflex Co., Ltd.                                       39,700  $  827,802
Korean Reinsurance Co.                                   193,330     663,470
                                                                  ----------
Total Cost ($3,735,003)                                            4,383,079
                                                                  ----------
SPAIN--4.0%
ACS Actividades                                           56,300   1,026,950
Aldeasa SA                                                32,100     987,850
Corp. Mapfre SA                                           55,200     648,607
Ebro Puleva, S.A (a)                                      63,400     744,170
Enagas                                                    77,600     929,178
Gamesa Corp. Tecnological                                101,000   1,483,140
Immobiliaria Urbis SA                                    125,400   1,437,604
Indra Sistemas SA                                         61,600     821,082
TPI Telefonica Publicidad e Informacion SA               101,100     707,735
                                                                  ----------
Total Cost ($6,965,707)                                            8,786,316
                                                                  ----------
SWEDEN--1.5%
Elekta AB * (a)                                           54,859   1,334,255
Getinge AB                                                83,400   1,014,208
Nobia AB                                                  78,600   1,012,539
                                                                  ----------
Total Cost ($2,543,312)                                            3,361,002
                                                                  ----------
SWITZERLAND--4.9%
Actelion NV                                                6,800     699,173
Geberit AG                                                 2,080   1,620,692
Logitech International SA *                               19,610     953,012
Micronas Semiconductor Holdings *                         39,100   1,664,632
Rieter Holding AG                                          4,600   1,248,936
Saurer AG                                                 22,040   1,203,888
Sika AG                                                    2,000   1,156,719
Straumann Holding AG                                       4,600     979,195
Syngenta AG                                                8,600     822,074
Vontobel Holding AG                                       23,300     483,818
                                                                  ----------
Total Cost ($8,375,203)                                           10,832,139
                                                                  ----------
UNITED KINGDOM--20.0%
Acambis PLC *                                            159,700     882,452
Aggregate Industries PLC                                 872,100   1,508,884
Alliance Unichem PLC                                      74,400     898,379
Balfour Beatty PLC                                       268,700   1,355,749
Barratt Developments PLC                                  78,300     802,906
BPB PLC                                                  206,000   1,597,340
British Airways PLC *                                    129,700     487,578
Cairn Energy PLC *                                        35,500     932,573

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                      Value
Security                                                  Shares    (Note 1A)
----------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Close Brothers Group PLC                                  49,000   $   614,755
Collins Stewart Tullett                                   98,400       713,085
Computacenter PLC                                         90,500       553,361
Cookson Group PLC                                      1,516,400       824,179
Crest Nicholson                                          102,500       664,803
Enterprise Inns PLC                                      123,100     1,271,216
FirstGroup PLC                                           173,000       919,900
Friends Provident PLC                                    504,200     1,271,992
Galen Holdings PLC                                        93,600     1,300,641
George Wimpey PLC                                        112,300       817,885
Grainger Trust                                            34,600     1,150,266
Greene King PLC                                           42,500       801,541
Hiscox PLC                                               532,900     1,600,242
HMV Group PLC                                            246,800     1,020,569
Inchcape PLC                                              45,100     1,273,823
Intertek Group PLC                                        90,800       987,014
iSOFT Group PLC                                          138,906       981,457
Johnston Press PLC                                        92,300       930,579
Kelda Group PLC                                           78,100       757,699
Kensington Group PLC                                      85,700       621,982
Kidde PLC                                                533,100     1,192,784
Kier Group PLC                                            92,400     1,217,843
Mcbride PLC                                              519,500     1,390,591
McCarthy & Stone PLC                                     102,200     1,110,934
Next PLC                                                  52,500     1,553,216
SIG PLC                                                  130,800     1,161,155
Speedy Hire PLC                                          153,200     1,221,231
Taylor Nelson Sofres PLC                                 221,500       890,867
Travis Perkins PLC                                        44,000     1,144,705
Ultra Electronics Holdings                                66,600       804,797
United Business Media PLC                                150,500     1,272,645
Viridian Group PLC                                       108,700     1,244,609
Whitbread PLC                                             70,300     1,049,467
WS Atkins PLC                                            106,900     1,254,983
                                                                   -----------
Total Cost ($37,488,981)                                            44,052,677
                                                                   -----------
TOTAL EQUITIES (Cost $174,258,241)                                 206,688,591
                                                                   -----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                                      Value
Security                                                              Rate        Maturity       Par Value          (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--3.0%
U.S. GOVERNMENT--0.3%
U.S. Treasury Bill ((+))                                             1.640%      12/16/2004   $   675,000         $    672,677

INVESTMENT COMPANIES--2.7%                                                                         Shares
                                                                                               ----------
Dreyfus Institutional Preferred Plus Money Market Fund ++                                       5,845,266            5,845,266
                                                                                                                   -----------
TOTAL SHORT TERM INVESTMENTS (Cost $6,517,943)                                                                       6,517,943
                                                                                                                   -----------
INVESTMENT OF CASH COLLATERAL--9.2%
Dreyfus Cash Management
  Plus Money Market Fund ((+)(+)) (Cost $20,299,307)                                           20,299,307           20,299,307
                                                                                                                   -----------
TOTAL INVESTMENTS--106.4% (COST $201,075,491)                                                                      233,505,841
LIABILITIES IN EXCESS OF OTHER ASSETS--(6.4%)                                                                      (14,137,871)
                                                                                                                   -----------
NET ASSETS--100%                                                                                                  $219,367,970
                                                                                                                  ============

NOTES TO SCHEDULE OF INVESTMENTS:
(a)  Security, or a portion of thereof, was on loan at 9/30/04.
*    Non-income producing security
+    Denotes all or part of security segregated as collateral.
++   Affiliated institutional money market fund.

At September 30, 2004, the Portfolio held the following futures contracts:

                                                                                Underlying Face          Unrealized
Contract                              Position         Expiration Date          Amount At Value             Loss
---------------------------------------------------------------------------------------------------------------------
MSCI Pan-Euro (347 contracts)           Long              12/17/2004              $7,007,068              $(31,869)
Topix Futures (21 contracts)            Long               12/9/2004               2,137,902               (31,143)
                                                                                                          --------
                                                                                                          $(63,012)
                                                                                                          ========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

            STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
 Investments in securities (including securities on loan, valued at $19,274,168)
    (Note 6):
      Unaffiliated issuers, at value (Note 1A) (cost $174,930,918)                                                $207,361,268
      Affiliated issuers, at value (Note 1A) (cost $26,144,573) (Note 1H)                                           26,144,573
  Foreign currency, at value (identified cost, $5,278,543)                                                           5,364,153
  Receivable for investment securities sold                                                                            336,507
  Interest and dividends receivable                                                                                    537,726
  Prepaid expenses                                                                                                      12,727
                                                                                                                  ------------
  Total assets                                                                                                     239,756,954

LIABILITIES
 Liability for securities on loan (Note 6)                                           $20,299,307
 Payable for variation margin
        on open futures contracts (Note 5)                                                17,058
 Accrued accounting and custody fees                                                      36,899
 Accrued trustees' fees and expenses                                                       5,306
 Accrued expenses and other liabilities                                                   30,414
                                                                                     -----------
  Total liabilities                                                                                                 20,388,984
                                                                                                                  ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTEREST)                                                         $219,367,970
                                                                                                                  ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

        STATEMENTS OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income (net of foreign withholding taxes of $329,947)                                                   $ 2,960,708
  Interest income (including securities lending income of $177,450)                                                    243,145
                                                                                                                   -----------
    Total investment income                                                                                          3,203,853
EXPENSES
 Investment advisory fee (Note 2)                                                           $1,416,138
 Accounting and custody fees (Note 2)                                                          210,328
 Legal and audit services                                                                       33,950
 Trustees' fees and expenses (Note 2)                                                           24,169
 Insurance expense                                                                               9,567
 Miscellaneous                                                                                   5,976
                                                                                            ----------
    Total expenses                                                                                                   1,700,128
                                                                                                                   -----------
      Net investment income                                                                                          1,503,725
                                                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss)
    Investment security transactions                                                        18,989,770
    Futures contracts                                                                           52,749
    Foreign currency transactions and forward foreign currency exchange contracts             (162,883)
                                                                                            ----------
      Net realized gain                                                                                             18,879,636
  Change in unrealized appreciation (depreciation)
    Investment securities                                                                   15,276,111
    Financial futures contracts                                                                 32,848
    Foreign currency transactions and forward foreign currency exchange contracts               59,997
                                                                                            ----------
      Net change in unrealized appreciation (depreciation)                                                          15,368,956
                                                                                                                   -----------
      Net realized and unrealized gain                                                                              34,248,592
                                                                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                         $35,752,317
                                                                                                                   ===========

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                         For the Period
                                                                                                        January 28, 2003
                                                                                                         (Commencement
                                                                                      For the           of Operations)
                                                                                     Year Ended                to
                                                                                 September 30, 2004    September 30, 2003
                                                                                 ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                                                             $  1,503,725          $    531,792
  Net realized gains                                                                  18,879,636             2,795,189
  Change in net unrealized appreciation                                               15,368,956            15,196,221
                                                                                    ------------          ------------
  Net increase in net assets from operations                                          35,752,317            18,523,202
                                                                                    ------------          ------------
CAPITAL TRANSACTIONS
  Assets contributed by Standish International Small Cap Fund
    (including unrealized appreciation of $0 and $1,891,429)                                  --            39,701,792
  Contributions                                                                      112,536,550            35,896,110
  Withdrawals                                                                       (18,465,788)           (4,576,213)
                                                                                    ------------          ------------
  Net increase in net assets from capital transactions                                94,070,762            71,021,689
                                                                                    ------------          ------------
TOTAL INCREASE IN NET ASSETS                                                         129,823,079            89,544,891
NET ASSETS
  At beginning of period                                                              89,544,891                    --
                                                                                    ------------          ------------
  At end of period                                                                  $219,367,970          $ 89,544,891
                                                                                    ============          ============

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                              For the Period
                                                                                                             January 28, 2003
                                                                                       For the               (Commencement of
                                                                                      Year Ended              Operations) to
                                                                                  September 30, 2004        September 30, 2003
                                                                                  ------------------        ------------------
TOTAL RETURN+                                                                           33.42%                   36.44%(1)++
RATIOS:
  Expenses (to average daily net assets)*                                                1.20%                    1.46%(2)
  Net Investment Income (to average daily net assets)*                                   1.06%                    1.29%(2)
  Portfolio Turnover                                                                       72%                      46%(1)
  Net Assets, End of Period (000's omitted)                                          $219,368                 $89,545

-----------
* For the period indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                                                                N/A                     1.49%(2)
  Net investment income                                                                   N/A                     1.26%(2)

+ Total return for the Portfolio has been calculated based on the total return for the investor Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.

++ Total return for the Portfolio includes performance of The Boston Company International Small Cap Fund prior to its conversion to a master-feeder structure and contribution of its investments to the Portfolio. Total return would have been lower in the absence of expense waivers.
(1)  Not annualized.
(2)  Computed on an annualized basis.

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Portfolio (the "Portfolio"), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Salomon Smith Barney Extended Market Ex-U.S. Index and, to a limited extent, emerging markets.

     At September 30, 2004, there were two funds, The Boston Company International Small Cap Fund and Dreyfus Premier International Small Cap Fund invested in the Portfolio. The value of the funds' investment in the Portfolio reflects the funds' proportionate interests in the net assets of the Portfolio. At September 30, 2004, The Boston Company International Small Cap Fund and the Dreyfus Premier International Small Cap Fund held approximately 96.6% and 3.4% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) , the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such secutities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by each fund to a significant extent.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts usually received or paid.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     D. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     E. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     F. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     G. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     H. AFFILIATED ISSUERS

     Issuers in which the Fund held investments in other investment companies advised by The Boston Company Asset Management, LLC ("TBCAM") or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Portfolio's average daily net assets. For the year ended September 30, 2004, the Portfolio paid $1,416,138 in investment advisory fees to TBCAM.

     The Portfolio has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $209,622 during the year ended September 30, 2004.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

     The following table sets forth all remuneration paid to the Trustees by the Portfolio for the fiscal year ended September 30, 2004:

                  NAME OF TRUSTEE
                  -------------------------------
                  Samuel C. Fleming        $3,062
                  Benjamin M. Friedman     $3,062
                  John H. Hewitt           $3,062
                  Caleb Loring, III        $3,293
                  Patrick J. Sheppard           0
                  Richard S. Wood *             0

     *  Mr. Wood Resigned from the Board of Trustees on October 7, 2003.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 2004 were $182,962,215 and $98,297,342, respectively. For the year ended September 30, 2004, the Portfolio did not purchase or sell any long-term U.S. government securities.

(4)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                                 $201,075,491
                                                    ============
     Gross unrealized appreciation                  $ 35,337,997
     Gross unrealized depreciation                    (2,907,647)
                                                    ------------
     Net unrealized appreciation                    $ 32,430,350
                                                    ============

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Portfolio did not enter into option transactions during the year ended September 30, 2004.

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At September 30, 2004, the Portfolio did not hold any forward currency exchange contracts.

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.At September 30, 2004, the Portfolio held the following outstanding financial futures contracts:

     At September 30, 2004, the Portfolio held futures contracts. See Schedule of Investments for further details.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(6)  SECURITY LENDING:

     The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Pursuant to this agreement the Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities.

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the year ended September 30, 2004 resulting in $177,450 worth of security lending income. At September 30, 2004, the Portfolio had securities valued at $19,274,168 on loan.

(7)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the year ended September 30, 2004, the facility fee was $1,949.

     During the year ended September 30, 2004, the Portfolio had no borrowings under the credit facility.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              THE BOSTON COMPANY INTERNATIONAL SMALL CAP PORTFOLIO

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Portfolio and Investors of The Boston Company International Small Cap Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company International Small Cap Portfolio (the "Portfolio") at September 30, 2004 and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
November 19, 2004

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of September 30, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming              Trustee        Trustee since    Chairman of the Board         30              None
c/o Decision Resources, Inc.                  11/3/1986        and Chief Executive
260 Charles Street                                             Officer, Decision
Waltham, MA 02453                                              Resources, Inc.
9/30/40

Caleb Loring III               Trustee        Trustee since    Trustee, Essex Street         30              None
c/o Essex Street Associates                   11/3/1986        Associates (family
P.O. Box 181 investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman           Trustee        Trustee since    William Joseph Maier,         30              None
c/o Harvard University                        9/13/1986        Professor of Political
Cambridge, MA 02138                                            Economy, Harvard
8/5/44                                                         University

John H. Hewitt                 Trustee        Trustee since    Trustee, Mertens              30              None
P.O. Box 2333                                 11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35

INTERESTED TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard      Trustee, President   Since 2003       Senior Vice President         30              None
Mellon Institutional          and Chief                        and Chief Operating
Asset Management          Executive Officer                    Officer, Mellon Institutional
One Boston Place                                               Asset Management;
Boston, MA 02108                                               formerly Vice President
7/24/65                                                        and Chief Financial Officer,
                                                               Mellon Institutional
                                                               Asset Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
DATE OF BIRTH              HELD WITH TRUST     TIME SERVED            5 YEARS              OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann          Vice President     Since 2003       Senior Vice President         30              None
Mellon Institutional        and Secretary                      and Head of Operations
Asset Management                                               Mellon Institutional Asset
One Boston Place                                               Management, formerly
Boston, MA 02108                                               First Vice President,
2/20/61                                                        Mellon Institutional Asset
                                                               Management and Mellon
                                                               Global Investments

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson         Vice President     Vice President   Vice President and Mutual     30              None
Mellon Institutional        and Treasurer     since 1999;      Funds Controller, Mellon
Asset Management                              Treasurer since  Institutional Asset
One Boston Place                              2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland         Assistant Vice     Since 1996       Vice President and            30              None
Mellon Institutional          President                        Manager, Mutual Funds
Asset Management                                               Operations, Mellon
One Boston Place                                               Institutional Asset
Boston, MA 02108                                               Management
8/19/51

Cara E. Hultgren           Assistant Vice     Since 2001       Assistant Vice President      30              None
Mellon Institutional          President                        and Manager, Shareholder
Asset Management                                               Services, Mellon Institutional
One Boston Place                                               Asset Management since 2001;
Boston, MA 02108                                               Shareholder Representative,
1/19/71                                                        Standish Mellon
                                                               Asset Management

Jan F. Jumet                    Chief         Since 2004       Senior Vice President and     30              None
Standish Mellon Assest       Compliance                        Chief Compliance Officer
Management Company LLC         Officer                         for Standish Mellon Asset
One Boston Place                                               Management Company LLC;
Boston, MA 02108                                               formerly Director of
8/9/66                                                         Compliance and
                                                               Administration and Chief
                                                               Administration Officer for
                                                               Standish Mellon Asset
                                                               Management Company LLC,
                                                               Senior Vice President and
                                                               Chief Administration Officer
                                                               for Mellon Bond Associates,
                                                               LLP, and First Vice President
                                                               and Senior Sales Associate
                                                               for Mellon Institutional
                                                               Asset Management

                       THIS PAGE INTENTIONALLY LEFT BLANK

                    [LOGO] Mellon
                           --------------------------
                           Mellon Institutional Funds



One Boston Place
Boston, MA 02108-4408
800.221.4795
www.melloninstitutionalfunds.com

                                                                      0939AR0904

                                               [LOGO] Mellon
                                                      -------------------------
                                                      Mellon Institutional Funds


Annual Report                      THE BOSTON COMPANY SMALL CAP GROWTH FUND
                                   (INSTITUTIONAL AND SERVICE CLASS SHARES)
--------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2004

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund' s Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund' s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC's web site at http:
//www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

November 29, 2004

[LOGO] Mellon
       -------------------
       Mellon Institutional Funds


Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2004.

The past 12 months have been largely positive ones for the financial markets, as the economic expansion continued. However, as the year progressed, estimates of the recovery's strength have been reined in, to the benefit of fixed income and the detriment of stocks.

The S&P 500 finished 2003 and entered 2004 with a sharp 100-point climb to its peak in March, fueled to a large degree by above-trend GDP growth and driven by a potent mix of tax cuts, monetary policy and government spending. But the momentum stalled, as the market dealt with the prospect of inflation and a new tightening cycle by the Federal Reserve, and the uncertainties of a tight presidential campaign. Since March, the S&P 500 has been largely range-bound, except for booming oil stocks. Economic indicators increasingly painted a picture of a slowdown to more normal growth, and corporate profits appeared strong, but less robust than anticipated.

In the bond market, 2003 ended with much speculation about when and how the Fed would end one of the longest stretches of easy monetary policy on record, which had driven rates to historical lows. In the fall of 2003, the prospect of deflation was still a factor in the Fed's deliberations, and was its stated rationale for maintaining an accommodative stance. Soon, however, the Fed began to refer to a "measured pace" of tightening. The market reacted by switching gears dramatically, sending the 10-year U.S. Treasury note from 3.7% on March 16 to 4.9% on June 14. Since then, as the economic outlook softened, with relatively tame inflation, yields have settled back to about 4%, roughly the same as a year ago.

Looking ahead, it's clear that there are some causes for concern. Consumers are weighted with debt and potentially vulnerable in a rising rate environment. Companies are hoarding cash, and are being deliberate in boosting employment and spending on plant and equipment, as federal stimulus is waning. Nevertheless, business activity has some significant momentum, which should carry over into 2005, with reasonably strong profit growth and modest inflation.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard
-----------------------
Patrick J. Sheppard

                  One Boston Place  *  Boston, MA 02108-4402

                        A Mellon Asset Management Company

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
   THE BOSTON COMPANY SMALL CAP GROWTH FUND-INSTITUTIONAL AND SERVICE CLASSES

                       MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

September 2004

The level of uncertainty in the equity markets has diverted investor attention from investment fundamentals (e.g., earnings and earnings growth) to investment behavior that is more emotionally driven. The current unsettled climate is fostered by terrorist threats, the election puzzle, oil price uncertainty, inflation fears and interest rate concerns. The economy continues to perform relatively well and concerns about slowing economic growth and the resultant slowing corporate profit growth seem to be somewhat overblown.

For the twelve months ended September 30, 2004 The Boston Company Small Cap Growth Fund-Institutional Class had a total return of 17.09% versus 11.92% for the Russell 2000 Growth Index. The Boston Company Small Cap Growth Fund-Service Class returned 16.76% as compared to the same benchmark. The Funds have had strong relative performance in recent months as our holdings have been somewhat more risk averse but, at the same time, they have participated fully in the recent positive move. Within the markets, smaller stocks again performed better than large stocks (the Russell 2000 was up 18.77% while the S&P 500 was up 13.87%), and value has outpaced growth, especially in smaller stocks where the Russell 2000 Value Index was up more than twice that of the Russell 2000 Growth index.

Our risk averse approach continues to be a rewarding strategy in this very volatile market environment. We are finding many companies we believe are truly undervalued, not just cheap for an obvious reason. These potentially rewarding opportunities seem to be a by-product of the prevailing market caution, bordering on pessimism. The US economy slowed a bit in the summer as higher energy prices and interest rates, along with the uncertainty surrounding the election and its potential market impact, reduced consumer and investor confidence and put a modest damper on the stock market. We continue to view the economic landscape positively and expect corporate capital spending to remain relatively strong.

Our best performing sectors relative to the index have been health care, industrials and consumer discretionary. We expect strong earnings in these sectors and continue to emphasize them in our portfolio allocation decisions. Our energy holdings have been reduced at the margin as the stocks have done well. We continue to carry a market weight in this sector because of our long-term positive outlook for energy prices. Our emphasis here continues to be on energy services and exploration companies.

We continue to deemphasize financials as most of these stocks are fully valued in our view. Business momentum is neutral at best and rising interest rates will further narrow spreads and put more pressure on earnings in coming quarters. Stocks in the industrials sector are attractive because of the positive outlook for corporate capital spending. We look for several more quarters of relatively strong earnings from this group and remain significantly overweight here.

Our general outlook remains positive. We continue to find many companies in our research universe we believe are undervalued with strong fundamentals and good earnings prospects. With a good chance for continued economic growth and modest inflation, capital spending should be robust for several quarters. The major concerns were highlighted earlier but we believe our fundamental approach, emphasizing strong business momentum and undervaluation, will yield good returns even in this more volatile equity environment.

/s/ B. Randall Watts                                    /s/ Todd Wakefield
--------------------                                    ------------------
B. Randall Watts                                        Todd Wakefield

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          THE BOSTON COMPANY SMALL CAP GROWTH FUND-INSTITUTIONAL CLASS

   COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN THE BOSTON COMPANY SMALL CAP GROWTH FUND INSTITUTIONAL CLASS AND THE RUSSELL 2000 GROWTH INDEX
--------------------------------------------------------------------------------

[DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL DOCUMENT]

                                 TBC Small Cap            Russell 2000
                                  Growth Fund             Growth Index
                                 -------------            ------------
              Beginning             $100,000                $100,000
1997
              Quarter1               $91,266                 $89,512
              Quarter2              $116,634                $105,225
              Quarter3              $142,935                $123,029
              Quarter4              $130,864                $112,946
1998
              Quarter1              $151,900                $126,366
              Quarter2              $144,500                $119,109
              Quarter3              $117,440                 $92,477
              Quarter4              $149,574                $114,336
1999
              Quarter1              $175,419                $112,415
              Quarter2              $199,996                $128,991
              Quarter3              $202,163                $122,649
              Quarter4              $340,533                $163,606
2000
              Quarter1              $398,210                $178,790
              Quarter2              $369,884                $165,610
              Quarter3              $346,916                $159,031
              Quarter4              $270,173                $126,909
2001
              Quarter1              $216,630                $107,613
              Quarter2              $251,397                $126,956
              Quarter3              $189,567                 $91,307
              Quarter4              $222,198                $115,197
2002
              Quarter1              $220,061                $112,939
              Quarter2              $193,582                 $95,212
              Quarter3              $160,498                 $74,724
              Quarter4              $166,001                 $80,336
2003
              Quarter1              $159,203                 $77,221
              Quarter2              $191,054                 $95,867
              Quarter3              $209,881                $105,902
              Quarter4              $241,078                $119,333
2004
              Quarter1              $258,576                $125,994
              Quarter2              $256,815                $126,111
              Quarter3              $245,686                $118,531

                          AVERAGE ANNUAL TOTAL RETURNS
                          (FOR PERIOD ENDED 9/30/2004)
--------------------------------------------------------------------------------

                                                                     Since
                                                                   Inception
     1 Year                3 Year               5 Year             12/23/1996
--------------------------------------------------------------------------------
     17.09%                 9.03%                3.98%              12.43%

AVERAGE ANNUAL TOTAL RETURNS REFLECT THE CHANGE IN THE VALUE OF AN INVESTMENT, ASSUMING REINVESTMENT OF THE FUND'S DIVIDEND INCOME AND CAPITAL GAINS THE $100,000 LINE GRAPH AND THE FUND'S RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. DURING PERIODS OF REIMBURSEMENT BY THE FUND'S INVESTMENT ADVISER (IF APPLICABLE), THE FUND'S TOTAL RETURN WILL BE GREATER THAN IT WOULD BE HAD THE REIMBURSEMENT NOT OCCURRED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP GROWTH FUND-SERVICE CLASS

COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN THE BOSTON COMPANY
      SMALL CAP GROWTH FUND SERVICE CLASS AND THE RUSSELL 2000 GROWTH INDEX
--------------------------------------------------------------------------------

[DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL DOCUMENT]


                                 TBC Small Cap                Russell 2000
                              Growth Service Fund             Growth Index
                              -------------------             ------------
              Beginning             $100,000                   $100,000

2000

              Quarter3               $93,772                    $96,027
              Quarter4               $72,985                    $76,631

2001

              Quarter1               $58,489                    $64,980
              Quarter2               $67,820                    $76,660
              Quarter3               $51,119                    $55,134
              Quarter4               $59,872                    $69,559

2002

              Quarter1               $59,242                    $68,196
              Quarter2               $52,082                    $57,492
              Quarter3               $43,154                    $45,120
              Quarter4               $44,607                    $48,509

2003

              Quarter1               $42,751                    $46,628
              Quarter2               $51,290                    $57,887
              Quarter3               $56,302                    $63,947
              Quarter4               $64,646                    $72,057

2004

              Quarter1               $69,284                    $76,079
              Quarter2               $68,778                    $76,150
              Quarter3               $65,732                    $71,572

                          AVERAGE ANNUAL TOTAL RETURNS
                          (FOR PERIOD ENDED 9/30/2004)
--------------------------------------------------------------------------------

                                                                       Since
                                                                     Inception
       1 Year                      3 Year                            5/05/2000
--------------------------------------------------------------------------------
       16.76%                       8.74%                             (7.74)%

AVERAGE ANNUAL TOTAL RETURNS REFLECT THE CHANGE IN THE VALUE OF AN INVESTMENT, ASSUMING REINVESTMENT OF THE FUND'S DIVIDEND INCOME AND CAPITAL GAINS. THE $100,000 LINE GRAPH AND THE FUND'S RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. DURING PERIODS OF REIMBURSEMENT BY THE FUND'S INVESTMENT ADVISER (IF APPLICABLE), THE FUND'S TOTAL RETURN WILL BE GREATER THAN IT WOULD BE HAD THE REIMBURSEMENT NOT OCCURRED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP GROWTH FUND

                           SHAREHOLDER EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                                 Expenses Paid
                                                             Beginning                    Ending                During Period+
                                                           Account Value              Account Value            April 1, 2004 to
Institutional Shares                                       April 1, 2004           September 30, 2004         September 30, 2004
------------------------------------------------------------------------------------------------------------------------------------
Actual                                                         $1,000.00                   $  950.20                  $5.75
Hypothetical (5% return per year
  before expenses)                                             $1,000.00                   $1,019.10                  $5.96

------------
+ EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.18%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                                                                                                    Expenses Paid
                                                 Beginning                    Ending                During Period+
                                               Account Value              Account Value            April 1, 2004 to
Service Shares                                 April 1, 2004           September 30, 2004         September 30, 2004
------------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000.00                  $  948.70                  $6.97
Hypothetical (5% return per year
  before expenses)                                 $1,000.00                  $1,017.85                  $7.21

------------
+ EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.43%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD). THE EXAMPLE REFLECTS THE COMBINED EXPENSES OF THE FUND AND THE MASTER PORTFOLIO IN WHICH IT INVESTS ALL ITS ASSETS.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
  Investment in The Boston Company Small Cap
    Growth Portfolio ("Portfolio"), at value (Note 1A)                                                            $ 32,769,399
  Receivable for Fund shares sold                                                                                        3,609
  Prepaid expenses                                                                                                      10,219
                                                                                                                  ------------
    Total assets                                                                                                    32,783,227

LIABILITIES
 Accrued transfer agent                                                           $   8,794
 Accrued service fees-Service Class (Note 3)                                          8,952
 Accrued trustees' fees and expenses                                                  2,055
 Accrued expenses and other liabilities                                              29,868
                                                                                  ---------
    Total liabilities                                                                                                   49,669
                                                                                                                  ------------
NET ASSETS                                                                                                        $ 32,733,558
                                                                                                                  ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                 $ 49,414,876
  Accumulated net realized loss                                                                                    (20,492,300)
  Net unrealized appreciation                                                                                        3,810,982
                                                                                                                  ------------
TOTAL NET ASSETS                                                                                                  $ 32,733,558
                                                                                                                  ============

NET ASSETS ATTRIBUTABLE TO:
  Institutional Class                                                                                             $ 18,273,800
                                                                                                                  ============
  Service Class                                                                                                   $ 14,459,758
                                                                                                                  ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  Institutional Class                                                                                                  481,542
                                                                                                                  ============
  Service Class                                                                                                        385,046
                                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 (Net Assets/Shares outstanding)
    Institutional Class                                                                                           $      37.95
                                                                                                                  ============

    Service Class                                                                                                 $      37.55
                                                                                                                  ============

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP GROWTH FUND

                             STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income allocated from Portfolio (net of foreign withholding taxes of $106)                               $   86,505
  Interest income allocated from Portfolio (including security lending income of $5,911)                                21,033
  Expenses allocated from Portfolio                                                                                   (396,489)
                                                                                                                    ----------
    Net investment loss allocated from Portfolio                                                                      (288,951)

EXPENSES
 Professional fees                                                                             $  26,310
 Registration fees                                                                                32,078
 Service Fees--Service Class (Note 3)                                                             33,217
 Transfer agent fees--Institutional Class (Note 2)                                                 6,564
 Transfer agent fees--Service Class (Note 2)                                                       6,285
 Trustees' fees and expenses (Note 2)                                                              2,001
 Insurance expense                                                                                   761
 Shareholder reports                                                                              12,400
 Miscellaneous                                                                                     6,576
                                                                                               ---------
    Total expenses                                                                               126,192

DEDUCT:
 Reimbursement of Fund operating expenses--Institutional Class (Note 2)
                                                                                                 (46,892)
 Reimbursement of Fund operating expenses--Service Class (Note 2)                                (34,772)
                                                                                               ---------
    Total expense deductions                                                                     (81,664)
                                                                                               --------
      Net expenses                                                                                                      44,528
                                                                                                                    ----------
        Net investment loss                                                                                           (333,479)
                                                                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                                                           5,039,347
    Financial futures contracts                                                                  (51,871)
                                                                                               ---------
      Net realized gain                                                                                              4,987,476
  Change in unrealized appreciation
    (depreciation) allocated from Portfolio 378,758
                                                                                                                    ----------
      Net realized and unrealized gain (loss)                                                                        5,366,234
                                                                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                          $5,032,755
                                                                                                                    ==========

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP GROWTH FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      For the                 For the
                                                                                     Year Ended              Year Ended
                                                                                 September 30, 2004      September 30, 2003
                                                                                 ------------------      ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
  Net investment loss                                                                $  (333,479)         $   (127,333)
  Net realized gains allocated from Portfolio                                          4,987,476             2,646,711
  Change in net unrealized appreciation allocated from Portfolio                         378,758             4,670,966
                                                                                     -----------          ------------
  Net increase in net assets from operations                                           5,032,755             7,190,344
                                                                                     -----------          ------------
FUND SHARE TRANSACTIONS (NOTE 5)
 Net proceeds from sale of shares
    Institutional Class                                                                1,679,964             9,023,694
    Service Class                                                                      7,576,844             2,573,894
  Redemption fees credited to capital
    Institutional Class                                                                       51                    --
  Cost of shares redeemed
    Institutional Class                                                               (8,131,829)          (11,987,346)
    Service Class                                                                     (3,512,445)           (1,209,938)
                                                                                     -----------          ------------
  Net decrease in net assets from Fund share transactions                             (2,387,415)           (1,599,696)
                                                                                     -----------          ------------
TOTAL INCREASE IN NET ASSETS                                                           2,645,340             5,590,648

NET ASSETS
  At beginning of year                                                                30,088,218            24,497,570
                                                                                     -----------          ------------
  At end of year (including undistributed net investment
    income of $0 and $28)                                                            $32,733,558          $ 30,088,218
                                                                                     ===========          ============

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    IHE BOSTON COMPANY SMALL CAP GROWTH FUND

                   FINANCIAL HIGHLIGHTS--INSTITUTIONAL CLASS
--------------------------------------------------------------------------------

                                                                                         Year Ended September 30,
                                                                    ------------------------------------------------------------
                                                                     2004          2003         2002         2001        2000
                                                                    -------      -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF YEAR                                  $ 32.41      $ 24.78      $ 29.28      $ 60.87      $ 38.28
                                                                    -------      -------      -------      -------      -------
FROM OPERATIONS:
   Net investment income* (1)                                        (0.33)       (0.11)       (0.16)       (0.19)       (0.43)
   Net realized and unrealized gains (loss) on investments             5.87(3)      7.74(3)     (4.34)(3)   (25.66)       26.82
                                                                    -------      -------      -------      -------      -------
Total from operations                                                  5.54         7.63        (4.50)      (25.85)       26.39
                                                                    -------      -------      -------      -------      -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains on investments                                --           --           --        (5.74)       (3.80)
                                                                    -------      -------      -------      -------      -------
Total distributions to shareholders                                      --           --           --        (5.74)       (3.80)
                                                                    -------      -------      -------      -------      -------
NET ASSET VALUE, END OF YEAR                                        $ 37.95      $ 32.41      $ 24.78      $ 29.28      $ 60.87
                                                                    =======      =======      =======      =======      =======

TOTAL RETURN(+)                                                     17.09%       30.79%      (15.37)%     (45.36)%      71.60%

RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)(2)                           1.18%        1.00%        1.00%        1.00%        0.98%
   Net Investment Income (to average daily net assets)                (0.87)%      (0.42)%      (0.52)%      (0.48)%      (0.70)%
   Net Assets, End of Year (000's omitted)                          $18,274      $21,168      $18,780      $31,365      $82,840

------------
* For the years indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (1)                                 $ (0.40)    $  (0.30)     $ (0.25)     $ (0.28)         N/A

Ratios (to average daily net assets):
   Expenses(2)                                                         1.37%        1.66%        1.29%        1.20%         N/A
   Net investment income                                              (1.06)%      (1.08)%      (0.81)%      (0.68)%        N/A

(1)  Calculated based on average shares outstanding.
(2) Includes the Fund's share of the The Boston Company Small Cap Growth Portfolio's allocated expenses.
(3) Amount includes securities litigation proceeds received by the Fund of $0.06 for the year ended September 30, 2004, less than $0.01 for the year ended September 30, 2003 and $0.01 for the year ended September 30, 2002.
(+)  Total return would have been lower in the absence of expense waivers.

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP GROWTH FUND

                       FINANCIAL HIGHLIGHTS--SERVICE CLASS
--------------------------------------------------------------------------------

                                                                                                                 For the Period
                                                                                                                   May 8, 2000
                                                                        Year Ended September 30,                  (Commencement
                                                             -----------------------------------------------    of Operations) to
                                                              2004          2003         2002          2001     September 30, 2000
                                                             -------       ------       -------      -------    ------------------
NET ASSET VALUE, BEGINNING OF YEAR                           $ 32.16       $24.65       $ 29.19      $ 60.83           $59.04
                                                             -------       ------       -------      -------           ------
FROM INVESTMENT OPERATIONS:
   Net investment income* (1)                                  (0.41)       (0.19)        (0.23)       (0.29)           (0.21)
   Net realized and unrealized gains (loss) on investments      5.80(3)      7.70(3)      (4.31)(3)   (25.63)            2.00
                                                             -------       ------       -------      -------           ------
Total from investment operations                                5.39         7.51         (4.54)      (25.92)            1.79
                                                             -------       ------       -------      -------           ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains on investments                         --           --            --        (5.72)              --
                                                             -------       ------       -------      -------           ------
Total distributions to shareholders                               --           --            --        (5.72)              --
                                                             -------       ------       -------      -------           ------
NET ASSET VALUE, END OF YEAR                                 $ 37.55       $32.16       $ 24.65      $ 29.19           $60.83
                                                             =======       ======       =======      =======           ======

TOTAL RETURN+++                                                16.76%       30.47%      (15.55)%     (45.49)%              3.03%++
RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets) * (2)                 1.43%        1.25%         1.25%        1.25%            1.23%+
   Net Investment Income (to average daily net assets)         (1.12)%      (0.68)%       (0.74)%      (0.75)%          (0.84)%+
   Net Assets, End of Year (000's omitted)                   $14,460       $8,921       $ 5,718      $ 6,156           $8,031

-----------
* For the years indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share(1)                            $ (0.51)     $ (0.40)      $ (0.35)     $ (0.41)        $(0.24)
Ratios (to average daily net assets):
   Expenses(2)                                                   1.70%        2.00%         1.66%        1.55%          1.36%(+)
   Net investment income                                        (1.38)%      (1.43)%       (1.15)%      (1.05)%        (0.97)%(+)

(1)  Calculated based on average shares outstanding.
(2) Includes the Fund's share of the The Boston Company Small Cap Growth Portfolio's allocated expenses.
(3) Amount includes securities litigation proceeds received by the Fund of $0.06 for the year ended September 30, 2004, less than $0.01 for the year ended September 30, 2003 and $0.01 for the year ended September 30, 2002.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Growth Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest in The Boston Company Small Cap Growth Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. As of September 30, 2004 the Fund owned approximately 100% of the Portfolio assets. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The Fund currently offers two classes of shares: Institutional Class and Service Class. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except for transfer agent fees and an account service fee of 0.25% of the average daily net assets of the Service Class of shares. Each class votes separately as a class only with respect to its own distribution plan (Service Class only) or other matters that relate only to that class. Shares of each class would receive their pro-rata share of the net assets of the Fund (after satisfaction of any class-specific expenses) if the Fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

     Shares of the Service Class may be purchased by entities ("Account Administrators") that provide omnibus accounting services for groups of individuals who beneficially own Service Class shares ("Omnibus Accounts"). Omnibus Accounts include pension and retirement plans (such as 401(k) plans, 457 plans and 403(b) plans), and programs through which personal and or account maintenance services are provided to groups of individuals whether or not such individuals invest on a tax-deferred basis. Individual investors may only purchase Service Class shares through their Omnibus Account Administrators.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Investment transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on ex-dividend date. The Fund's distributions from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its distributions, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, capital loss carryovers and realized and unrealized gains or losses on futures.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The calculation of net investment income per share in the financial highlights table excludes these reclassifications.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     D. ALLOCATION OF OPERATING ACTIVITY

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Transfer agent fees, which are directly attributable to a class of shares, are charged to that class' operations. Service fees, which are directly attributable to the Service Class shares, are charged to the Service Class operations.

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. TBCAM voluntarily agreed to limit the Institutional Class operating expenses (excluding brokerage commission, taxes and extraordinary expense) to 1.20% of the Institutional Class' average daily net assets and the Service Class operating expenses (excluding brokerage commissions, taxes and extraordinary expenses), so that the Service Class' annual operating expenses do not exceed the total operating expenses of the Institutional Class (net of any expense limitation) for the comparable period plus 0.25% (the maximum Service Fee). Pursuant to this agreement, for the year ended September 30, 2004, TBCAM reimbursed the Institutional Class $46,892 and the Service Class $34,772 for class-specific and Fund operating expenses. Prior to November 1, 2003, the voluntary expense limitation was 1.00% for Institutional Class shares and 1.25% for Service Class shares. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     Effective February 23, 2004, the Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $7,000 during the year ended September 30, 2004.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the year ended September 30, 2004, the Fund received $51 in redemption fees.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The following table sets forth all remuneration paid to the Trustees by the Fund for the fiscal year ended September 30, 2004. The fund also bears its pro rata share of the renumeration paid to the Trustees by the Portfolio. See Note 2 of the Portfolio's notes to financial statements which are included elsewhere in this report.

                  NAME OF TRUSTEE
                  -------------------------------
                  Samuel C. Fleming          $500
                  Benjamin M. Friedman       $500
                  John H. Hewitt             $500
                  Caleb Loring, III          $500
                  Patrick J. Sheppard           0
                  Richard S. Wood*              0

     *   Mr. Wood Resigned from the Board of Trustees on October 7, 2003.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(3)  SERVICE FEE:

     Pursuant to a service plan, the Service Class pays a service fee at an aggregate annual rate of up to 0.25% of the class' average daily net assets. The service fee is payable for the benefit of participants in the omnibus accounts that are shareholders in the Service Class and is intended to be compensation to Account Administrators for providing personal services and/or account maintenance services to participants in omnibus accounts that are the beneficial owners of Service Class shares.

(4)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the year ended September 30, 2004 aggregated $9,465,370 and $11,682,896 respectively.

(5)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                         For the                For the
                                                                       Year Ended             Year Ended
        Institutional Class:                                       September 30, 2004     September 30, 2003
                                                                   -------------------  -------------------
        Shares sold                                                       43,938                337,618
        Shares redeemed                                                 (215,460)              (442,332)
                                                                        --------               --------
        Net decrease                                                    (171,522)              (104,714)
                                                                        ========               ========

                                                                         For the                For the
                                                                       Year Ended             Year Ended
        Service Class:                                             September 30, 2004     September 30, 2003
                                                                   -------------------  -------------------
        Shares sold                                                      202,065                90,258
        Shares redeemed                                                  (94,424)               (44,827)
                                                                        --------              ---------
        Net increase                                                     107,641                 45,431
                                                                        ========              =========

     At September 30, 2004, one shareholder of record held approximately 12% of the total outstanding shares of the Institutional Class and one shareholder held of record approximately 100% of the total outstanding shares of the Service Class. Investment activity of these shareholders could have a material impact on the Fund.

(6)  FEDERAL TAXES

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

     Capital loss carry-forward                     (20,461,964)
                                                    -----------

     At September 30, 2004, the Fund, for federal income tax purposes, has capital loss carryovers which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are as follows:

              CAPITAL LOSS
               CARRY OVER                              EXPIRATION DATE
              -------------                            ---------------
               $18,165,638                                9/30/2010
                $2,296,326                                9/30/2011

     See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    THE BOSTON COMPANY SMALL CAP GROWTH FUND

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Investment Trust and the Shareholders of The Boston Company Small Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Small Cap Growth Fund (the "Fund") at September 30, 2004 and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investment in the Portfolio at September 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
November 19, 2004

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                 PORTFOLIO INFORMATION AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                  PERCENTAGE OF
     TOP TEN HOLDINGS(*)                                           SECTOR                           NET ASSETS
     ----------------------------------------------------------------------------------------------------------
     Cooper Cos                                                    Health Care                         2.6
     MSC Industrial Direct Co., Inc.                               Industrials                         2.4
     FMC Technologies                                              Energy                              2.1
     Lions Gate Entertainment Corp.                                Consumer Discretionary              2.0
     Covance Inc.                                                  Health Care                         2.0
     Fisher Scientific International                               Health Care                         2.0
     UTI Worldwide                                                 Industrials                         1.9
     Matria Healthcare                                             Health Care                         1.6
     Laureate Education                                            Industrials                         1.6
     Respironics                                                   Health Care                         1.6
                                                                                                      -----
                                                                                                      19.8

     * Excluding short-term investments and investment of cash collateral.

                                     Percentage of
     Economic Sector Allocation        Net Assets
     --------------------------------------------
     Consumer Discretionary              13.2
     Consumer Staples                     5.5
     Energy                               7.2
     Financials                           7.6
     Health Care                         24.8
     Industrials                         14.0
     Materials                            2.0
     Technology                          19.9
     Utilities                            1.0
     Short-term and Net Other Assets      4.8
                                        -----
                                        100.0

     The Portfolio is actively managed. Current holdings may be different than those presented above.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                  SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                       Value
Security                                                  Shares     (Note 1A)
--------------------------------------------------------------------------------

EQUITIES--95.2%
CONSUMER DISCRETIONARY--13.2%
A.C. Moore Arts & Crafts, Inc.*                           10,010    $  247,547
California Pizza Kitchen, Inc.*                           22,000       480,700
Christopher & Banks Corp.                                  9,900       158,499
Citadel Broadcasting Co.*                                  9,900       126,918
Entravision Communications Corp.*                         27,400       208,514
Fairmount Hotels & Resorts                                 8,610       235,225
Lions Gate Entertainment Corp.*                           74,700       649,890
Nautilus Group, Inc. (a)                                  14,710       332,299
Nu Skin Enterprises, Inc.                                  7,900       185,729
Pacific Sunware of California*                            15,100       317,855
Panera Bread Co.* (a)                                     11,100       416,694
Peet's Coffee & Tea, Inc.*                                10,800       252,612
Petco Animal Supplies, Inc.*                               7,850       256,381
Quicksilver, Inc.*                                         5,600       142,352
Rare Hospitality International, Inc.*                      6,600       175,890
Speedway Motorsports, Inc.                                 4,700       156,651
                                                                    -----------
                                                                     4,343,756
                                                                    -----------
CONSUMER STAPLES--5.5%
Arden Group, Inc.                                          1,762       149,770
Church & Dwight Co., Inc.                                 10,975       307,959
Delta & Pine Land Co.                                      4,000       107,000
Hain Celestial Group, Inc.*                               20,900       369,512
Jarden Corp.*                                              7,100       259,079
The Yankee Candle Co.*                                    13,390       387,774
United Natural Foods, Inc.*                                7,900       210,140
                                                                    -----------
                                                                     1,791,234
                                                                    -----------
ENERGY--7.2%
Arch Coal, Inc. (a)                                        7,200       255,528
Consol Energy, Inc.                                        9,200       320,988
Dril-Quip, Inc.*                                           4,500       100,350
FMC Technologies, Inc.*                                   20,690       691,046
Oil States International, Inc.*                           18,200       340,340
Patterson-UTI Energy, Inc.                                13,700       261,259
Penn Virginia Corp.                                        4,840       191,616
Vintage Petroleum, Inc.                                    9,140       183,440
                                                                    -----------
                                                                     2,344,567
                                                                    -----------
FINANCIAL--7.6%
Affiliated Managers Group*                                 3,350       179,359
Bristol West Holdings, Inc.                                6,800       116,552
Cathay General Bancorp                                     4,400       163,636
Center Financial Corp.                                     4,724        89,850

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                       Value
Security                                                  Shares     (Note 1A)
--------------------------------------------------------------------------------

FINANCIAL (CONTINUED)
City National Corp., Class A                               2,800     $  181,860
Commercial Capital Bancorp, Inc.                           8,200        186,058
Cullen/Frost Bankers, Inc.                                 4,900        227,703
First Community Bancorp, Inc., Class A                     4,000        164,000
First Midwest Bancorp, Inc.                                6,300        217,728
Investors Financial Services Corp.                         4,500        203,085
Mercantile Bank Corp.                                      4,835        168,451
R&G Financial Corp.                                        4,300        166,195
Southwest Bancorporation of Texas                          9,200        185,288
Triad Guaranty, Inc.*                                      4,300        238,564
                                                                     -----------
                                                                      2,488,329
                                                                     -----------
HEALTH CARE--24.8%
Able Laboratories, Inc.*                                  10,300        197,348
American Medical Systems Holdings, Inc.*                   6,500        235,755
Bone Care International, Inc.*                             5,400        131,220
Community Health Systems, Inc.*                           10,000        266,800
Connetics Corp.*                                           7,300        197,246
Cooper Cos, Inc.                                          12,500        856,875
Covance, Inc.*                                            16,200        647,514
Coventry Health Care, Inc.*                                4,350        232,160
Discovery Laboratories, Inc.*                             26,300        176,210
Fisher Scientific International*                          11,000        641,630
Flamel Technologies SA ADR* (a)                            8,500        124,695
Inveresk Research Group, Inc.*                             9,600        354,144
Inverness Medical Innovation* (a)                         15,900        330,720
Matria Healthcare, Inc.*                                  19,000        537,890
Medicines Co.* (a)                                         8,250        199,155
Merit Medical Systems, Inc.*                              14,900        225,139
Nabi Biopharmaceuticals*                                  11,900        159,222
PSS World Medical, Inc.*                                  29,200        293,168
Resmed, Inc.* (a)                                          4,800        228,528
Respironics, Inc.*                                         9,900        529,056
Select Medical Corp.                                      13,000        174,590
Steris Corp.*                                             14,500        318,130
Sybron Dental Specialties, Inc.*                           5,800        172,202
Telik, Inc.*                                               7,600        169,480
Triad Hospitals*                                           5,550        191,142
VCA Antech, Inc.*                                         12,000        247,560
VISX, Inc.*                                                6,800        140,080
Zoll Medical Corp.*                                        4,900        163,611
                                                                     -----------
                                                                      8,141,270
                                                                     -----------

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                  SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                       Value
Security                                                  Shares     (Note 1A)
--------------------------------------------------------------------------------

INDUSTRIAL--14.0%
Applied Industrial Technologies                            5,230    $  186,920
Carlisle Companies, Inc.                                   2,700       172,611
Educate, Inc.* (a)                                        11,000       129,690
Forward Air Corp.*                                         6,650       266,133
Hudson Highland Group*                                     5,490       160,253
Iron Mountain, Inc.*                                       6,875       232,719
Laureate Education, Inc.*                                 14,400       535,968
LECG Corp.*                                               18,600       314,526
MSC Industrial Direct Co., Inc.                           23,200       790,656
Navigant Consulting, Inc.*                                16,500       362,340
Old Dominion Freight Line*                                 6,000       172,860
SCS Transportation, Inc.*                                  8,600       162,884
The Princeton Review, Inc.*                               17,286       129,645
UTI Worldwide, Inc.                                       10,600       623,386
Waste Connections* (a)                                    10,850       343,728
                                                                    -----------
                                                                     4,584,319
                                                                    -----------
MATERIALS--2.0%
Agrium, Inc.                                              22,500       399,600
Glamis Gold Ltd.*                                         11,200       209,776
Spartech Corp.                                             1,700        42,670
                                                                    -----------
                                                                       652,046
                                                                    -----------
TECHNOLOGY--19.9%
Anteon International Corp.*                               10,900       399,485
Avocent Corp.*                                             8,100       210,843
BearingPoint, Inc.*                                       28,300       253,002
Borland Software Corp.*                                   19,200       160,320
Cymer, Inc.*                                              11,400       326,724
Forrester Research, Inc.*                                 18,100       275,844
Formfactor, Inc.*                                         14,300       276,991
Foundry Networks, Inc.*                                   12,250       116,253
Ingram Micro, Inc., Class A*                              26,200       421,820
Internet Security Systems*                                21,400       363,800
Helix Technology Corp.                                    11,600       157,702
Lam Research Corp.* (a)                                   10,600       231,928
Macromedia, Inc.*                                         15,900       319,272
ManTech International Corp., Class A*                      9,400       175,968
McAfee, Inc.*                                             25,800       518,580
Paxar Corp.*                                               7,270       164,884
Polycom, Inc.*                                            11,800       233,876
Power Integrations, Inc.*                                 20,500       418,815

   The accompanying notes are an integral part of the financial   statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                  SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                                        Value
Security                                                                                           Shares             (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)
Progress Software Corp.*                                                                           21,700            $  431,830
Scientific-Atlanta, Inc.                                                                            5,250               136,080
Verisign, Inc.*                                                                                    21,300               423,444
Zoran Corp.*                                                                                       32,000               503,040
                                                                                                                     -----------
                                                                                                                      6,520,501
                                                                                                                     -----------
UTILITIES--1.0%
AGL Resources, Inc.                                                                                10,310               317,238
                                                                                                                     -----------
TOTAL EQUITIES (Cost $27,374,019)                                                                                    31,183,260
                                                                                                                     -----------

SHORT-TERM INVESTMENTS--4.6%                                          Rate         Maturity     Par Value
                                                                      -----        --------     ---------
U.S. GOVERNMENT--0.6%
U.S. Treasury Bill +                                                 1.640%      12/16/2004       190,000              189,346

INVESTMENT COMPANIES--4.0%                                                                        Shares
                                                                                                ---------
Dreyfus Institutional Preferred Plus ++                                                         1,318,156            1,318,156
                                                                                                                   -----------
Total Short Term Investments (Cost $1,507,502)                                                                       1,507,502
                                                                                                                   -----------
INVESTMENT OF CASH COLLATERAL--5.3%
Dreyfus Cash Management Plus
  Money Market Fund (+)(+) (Cost $1,760,672)                                                    1,760,672            1,760,672
                                                                                                                   -----------
TOTAL INVESTMENTS--105.1% (COST $30,642,193)                                                                        34,451,434
LIABILITIES IN EXCESS OF OTHER ASSETS--(5.1%)                                                                       (1,682,035)
                                                                                                                   -----------
NET ASSETS--100%                                                                                                   $32,769,399
                                                                                                                   ===========


NOTES TO SCHEDULE OF INVESTMENTS:

ADR--American Depository Receipt
(a)    Security, or a portion of thereof, was on loan at 9/30/04.
*      Non-income producing security.
+      Denotes all or part of security segregated as collateral.
++     Affiliated institutional money market fund.

At September 30, 2004 the Fund held the following futures contracts:

                                                                                          Underlying Face          Unrealized
Contract                                       Position         Expiration Date           Amount At Value             Gain
------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (2 Contracts)                 Long              12/16/2004                $574,000                 $1,741

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS

Investment in securities (including securities on loan, valued at $1,704,668)
(Note 6)
  Unaffiliated issuers, at value (cost $27,563,365)                                                                $31,372,606
  Affiliated issuers (Note 1A and E) (identified cost $3,078,828)                                                    3,078,828
Receivable for investments sold                                                                                        397,957
Interest and dividends receivable                                                                                        5,723
Receivable for variation margin on open futures contracts (Note 5)                                                       2,500
Prepaid expenses                                                                                                         6,040
                                                                                                                   -----------
  Total assets                                                                                                      34,863,654

LIABILITIES
Liability for securities on loan (Note 6)                                                 $1,760,672
Payable for investments purchased                                                            300,084
Accrued accounting and custody fees                                                           14,789
Accrued trustees' fees and expenses                                                              945
Accrued expenses and other liabilities                                                        17,765
                                                                                          ----------
  Total liabilities                                                                                                  2,094,255
                                                                                                                   -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTEREST)                                                          $32,769,399
                                                                                                                   ===========


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                             STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)

  Dividend income (net of foreign withholding taxes of $106)                                                        $   86,505
  Interest income (including securities lending income of $5,911)                                                       21,033
                                                                                                                    ----------
    Total investment Income                                                                                            107,538
EXPENSES
 Investment advisory fee (Note 2)                                                            $  276,922
 Accounting and custody fees (Note 2)                                                            88,095
 Legal and audit services                                                                        25,741
 Trustees' fees and expenses (Note 2)                                                             6,524
 Insurance expense                                                                                6,846
 Miscellaneous                                                                                    1,832
                                                                                              ---------
    Total expenses                                                                              405,960
DEDUCT:
 Waiver of investment advisory fee (Note 2)                                                      (9,471)
                                                                                              ---------
    Net expenses                                                                                                       396,489
                                                                                                                    ----------
      Net investment loss                                                                                            (288,951)
                                                                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss)
    Investment security transactions                                                          5,039,347
    Futures contracts                                                                           (51,871)
                                                                                             ----------
      Net realized gain (loss)                                                                                       4,987,476
  Change in unrealized appreciation (depreciation)
    Investment security transactions                                                            321,334
    Futures contracts                                                                            57,321
                                                                                             ----------
      Net unrealized gain (loss)                                                                                       378,655
                                                                                                                    ----------
      Net realized and unrealized gain (loss)                                                                        5,366,131
                                                                                                                    ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                               $5,077,180
                                                                                                                    ==========

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 Year Ended              Year Ended
                                                                             September 30, 2004      September 30, 2003
                                                                             -------------------     -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment loss                                                          $    (288,951)          $    (110,593)
  Net realized gains                                                               4,987,476               2,646,730
  Change in net unrealized appreciation                                              378,655               4,670,997
                                                                               -------------           -------------
  Net increase in net assets from operations                                       5,077,180               7,207,134
                                                                               -------------           -------------

CAPITAL TRANSACTIONS
  Contributions                                                                    9,465,370              11,400,746
  Withdrawals                                                                    (11,682,896)            (13,197,733)
                                                                               -------------           -------------
  Net increase (decrease) in net assets from capital transactions                 (2,217,526)             (1,796,987)
                                                                               -------------           -------------
TOTAL INCREASE IN NET ASSETS                                                       2,859,654               5,410,147

NET ASSETS
  At beginning of year                                                            29,909,745              24,499,598
                                                                               -------------           -------------
  At end of year                                                               $  32,769,399           $  29,909,745
                                                                               =============           =============

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          Year Ended September 30,
                                                       -----------------------------------------------------------
                                             2004             2003                  2002               2001              2000
                                           -------          -------               -------            -------            -------
TOTAL RETURN(+)                              17.12%++         30.79%++             (15.37)%++         (45.36)%++          71.67%

RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)     1.15%            1.00%                 1.00%              1.00%              0.91%
   Net Investment Income
        (to average daily net assets)        (0.83)%          (0.42)%               (0.51)%            (0.49)%            (0.63)%
   Portfolio Turnover                          153%             261%                  239%               191%               305%
   Net Assets, End of Year
        (000's omitted)                    $32,769          $29,910               $24,500            $37,590            $91,114

------------

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Ratios (to average daily net assets):
   Expenses                                   1.18%                  1.28%              1.18%              1.08%             N/A
   Net investment income                     (0.86)%                (0.70)%            (0.69)%            (0.57)%            N/A

+ Total return for the Portfolio has been calculated based on the total return for the investor Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.

++   Total return would have been lower in the absence of expense waivers.

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Growth Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies.

     At September 30, 2004, there was one Fund, The Boston Company Small Cap Growth Fund (the "Fund") invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at September 30, 2004 was approximately 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

     C. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     D. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     E. AFFILIATED ISSUERS

     Issuers in which the Fund held investments in other investment companies advised by The Boston Company Asset Management, LLC ("TBCAM") or its affiliates.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to TBCAM, a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory and administrative services is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets. Effective November 1, 2003 TBCAM voluntarily agreed to limit total Portfolio operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.20% effective November 1, 2003, from 1.00% prior to that date, of the Portfolio's average daily net assets. Pursuant to this agreement, for the year ended September 30, 2004, TBCAM voluntarily did not impose $9,471 of its investment advisory fee. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     The Portfolio has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $86,325 during the year ended September 30, 2004.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

     The following table sets forth all remuneration paid to the Trustees for the Portfolio's fiscal year ended September 30, 2004:

                  NAME OF TRUSTEE
                  -------------------------------
                  Samuel C. Fleming          $880
                  Benjamin M. Friedman       $880
                  John H. Hewitt             $880
                  Caleb Loring, III          $951
                  Patrick J. Sheppard           0
                  Richard S. Wood*              0

     * MR. WOOD RESIGNED FROM THE BOARD OF TRUSTEES ON OCTOBER 7, 2003.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 2004, were $50,161,289 and $52,317,920, respectively. For the year ended September 30, 2004, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  FEDERAL TAXES:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                                  $30,670,788
                                                     ===========

     Gross unrealized appreciation                   $ 4,724,699
     Gross unrealized depreciation                     (944,053)
                                                     -----------
     Net unrealized appreciation                     $ 3,780,646
                                                     ===========

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Portfolio did not enter into option transactions during the year ended September 30, 2004.

     See the Schedule of Investments for securities on loan as of 9/30/04.

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2004, the Portfolio held financial futures contracts. See Schedule of Investments for further detail.

(6)  SECURITY LENDING:

     The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's Portfolio lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the year ended September 30, 2004 resulting in $5,911 worth of security lending income. At September 30, 2004, the Portfolio had $1,704,668 worth of securities on loan.

     See the Schedule of Investments for securities on loan as of September 30, 2004.

(7)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% on the commited amount, is allocated ratably among the participating portfolios/funds at the end of each quarter.

     For the year ended September 30, 2004, the facility fee was $716 for the Portfolio.

     During the year ended September 30, 2004, the Portfolio had borrowings under the credit facility. As a result of these borrowings the Portfolio incurred $38 of interest expense.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP GROWTH PORTFOLIO

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Master Portfolio and Investors of The Boston Company Small Cap Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, and in all material respects, the financial position of The Boston Company Small Cap Growth Portfolio (the "Portfolio") at September 30, 2004 and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, NY
November 19, 2004

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of September 30, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming              Trustee        Trustee since    Chairman of the Board         30              None
c/o Decision Resources, Inc.                  11/3/1986        and Chief Executive
260 Charles Street                                             Officer, Decision
Waltham, MA 02453                                              Resources, Inc.
9/30/40

Caleb Loring III               Trustee        Trustee since    Trustee, Essex Street         30              None
c/o Essex Street Associates                   11/3/1986        Associates (family
P.O. Box 181                                                   investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman           Trustee        Trustee since    William Joseph Maier,         30              None
c/o Harvard University                        9/13/1986        Professor of Political
Cambridge, MA 02138                                            Economy, Harvard
8/5/44                                                         University

John H. Hewitt                 Trustee        Trustee since    Trustee, Mertens              30              None
P.O. Box 2333                                 11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35

INTERESTED TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard      Trustee, President   Since 2003       Senior Vice President         30              None
Mellon Institutional          and Chief                        and Chief Operating
Asset Management          Executive Officer                    Officer, Mellon Institutional
One Boston Place                                               Asset Management;
Boston, MA 02108                                               formerly Vice President
7/24/65                                                        and Chief Financial Officer,
                                                               Mellon Institutional
                                                               Asset Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann          Vice President     Since 2003       Senior Vice President         30              None
Mellon Institutional        and Secretary                      and Head of Operations
Asset Management                                               Mellon Institutional Asset
One Boston Place                                               Management, formerly
Boston, MA 02108                                               First Vice President,
2/20/61                                                        Mellon Institutional Asset
                                                               Management and Mellon
                                                               Global Investments

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson         Vice President     Vice President   Vice President and Mutual     30              None
Mellon Institutional        and Treasurer     since 1999;      Funds Controller, Mellon
Asset Management                              Treasurer since  Institutional Asset
One Boston Place                              2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland         Assistant Vice     Since 1996       Vice President and            30              None
Mellon Institutional          President                        Manager, Mutual Funds
Asset Management                                               Operations, Mellon
One Boston Place                                               Institutional Asset
Boston, MA 02108                                               Management
8/19/51

Cara E. Hultgren           Assistant Vice     Since 2001       Assistant Vice President      30              None
Mellon Institutional          President                        and Manager, Shareholder
Asset Management                                               Services, Mellon Institutional
One Boston Place                                               Asset Management since 2001;
Boston, MA 02108                                               Shareholder Representative,
1/19/71                                                        Standish Mellon
                                                               Asset Management

Jan F. Jumet                    Chief         Since 2004       Senior Vice President and     30              None
Standish Mellon Assest       Compliance                        Chief Compliance Officer
Management Company LLC         Officer                         for Standish Mellon Asset
One Boston Place                                               Management Company LLC;
Boston, MA 02108                                               formerly Director of
8/9/66                                                         Compliance and
                                                               Administration and Chief
                                                               Administration Officer for
                                                               Standish Mellon Asset
                                                               Management Company LLC,
                                                               Senior Vice President and
                                                               Chief Administration Officer
                                                               for Mellon Bond Associates,
                                                               LLP, and First Vice President
                                                               and Senior Sales Associate
                                                               for Mellon Institutional
                                                                Asset Management

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                 [LOGO] Mellon
                        --------------------------
                        Mellon Institutional Funds

                        One Boston Place
                        Boston, MA 02108-4408
                        800.221.4795
                        www.melloninstitutionalfunds.com

                                                                      0941AR0904

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

Annual Report                      THE BOSTON COMPANY
                                   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
YEAR ENDED SEPTEMBER 30, 2004

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund' s Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund' s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC's web site at http:
//www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds


November 29, 2004

Dear Mellon Institutional Fund Shareholder:

Enclosed you will find your Fund's annual report for the fiscal year ended September 30, 2004.

The past 12 months have been largely positive ones for the financial markets, as the economic expansion continued. However, as the year progressed, estimates of the recovery's strength have been reined in, to the benefit of fixed income and the detriment of stocks.

The S&P 500 finished 2003 and entered 2004 with a sharp 100-point climb to its peak in March, fueled to a large degree by above-trend GDP growth and driven by a potent mix of tax cuts, monetary policy and government spending. But the momentum stalled, as the market dealt with the prospect of inflation and a new tightening cycle by the Federal Reserve, and the uncertainties of a tight presidential campaign. Since March, the S&P 500 has been largely range-bound, except for booming oil stocks. Economic indicators increasingly painted a picture of a slowdown to more normal growth, and corporate profits appeared strong, but less robust than anticipated.

In the bond market, 2003 ended with much speculation about when and how the Fed would end one of the longest stretches of easy monetary policy on record, which had driven rates to historical lows. In the fall of 2003, the prospect of deflation was still a factor in the Fed's deliberations, and was its stated rationale for maintaining an accommodative stance. Soon, however, the Fed began to refer to a "measured pace" of tightening. The market reacted by switching gears dramatically, sending the 10-year U.S. Treasury note from 3.7% on March 16 to 4.9% on June 14. Since then, as the economic outlook softened, with relatively tame inflation, yields have settled back to about 4%, roughly the same as a year ago.

Looking ahead, it's clear that there are some causes for concern. Consumers are weighted with debt and potentially vulnerable in a rising rate environment. Companies are hoarding cash, and are being deliberate in boosting employment and spending on plant and equipment, as federal stimulus is waning. Nevertheless, business activity has some significant momentum, which should carry over into 2005, with reasonably strong profit growth and modest inflation.

We wish to thank you for your business and confidence in Mellon Institutional Funds. Please feel free to contact us with questions or comments.

Sincerely,

/s/ Patrick J. Sheppard
-----------------------

Patrick J. Sheppard

                  One Boston Place  *  Boston, MA 02108-4402

                        A Mellon Asset Management Company

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY SMALL CAP VALUE FUND

                       MANAGEMENT DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------


September 2004

The level of uncertainty in the equity markets has diverted investor attention from investment fundamentals (e.g., earnings and earnings growth), to investment behavior that is more emotionally driven. The current unsettled climate is fostered by terrorist threats, the election puzzle, oil price uncertainty, inflation fears and interest rate concerns. The economy continues to perform relatively well and concerns about slowing economic growth and the resultant slowing corporate profit growth seem to be somewhat overblown.

For the twelve months ended September 30, 2004 The Boston Company Small Cap Value Fund had a total return of 29.92%. This was well ahead of the Russell 2000 Value Index at 25.66% for the period. The Fund has had strong relative performance in recent months as our holdings have been somewhat more risk averse but, at the same time, it participated fully in the recent positive move. Within the markets, smaller stocks again performed better than large stocks (the Russell 2000 was up 18.77% while the S&P 500 was up 13.87%), and value has outpaced growth, especially in smaller stocks where the Russell 2000 Value Index was up more than twice that of the Russell 2000 Growth index.

Our value approach continues to be a rewarding strategy in this very volatile market environment. We are finding many companies we believe are truly undervalued, not just cheap for an obvious reason. These potentially rewarding opportunities seem to be a by-product of the prevailing market caution, bordering on pessimism.

The US economy slowed a bit in the summer as higher energy prices and interest rates, along with the uncertainty surrounding the election and its potential market impact, reduced consumer and investor confidence and put a modest damper on the stock market. We continue to view the economic landscape positively and expect corporate capital spending to remain relatively strong.

Our best performing sectors relative to the index have been health care and information technology. We expect continued strength in these sectors and remain overweight in both relative to the benchmark. Other overweight sectors include consumer staples and industrials.

Our energy holdings have been reduced at the margin as the stocks have done well. We continue to carry a market weight in this sector because of our long-term positive outlook for energy prices. Our emphasis here continues to be on energy services and exploration companies. We continue to deemphasize financials as most of these stocks are fully valued in our view. Business momentum is neutral at best and rising interest rates will further narrow spreads and put more pressure on earnings in coming quarters. Stocks in the industrials sector are attractive because of the positive outlook for corporate capital spending. We look for several more quarters of relatively strong earnings from this group and remain significantly overweight here.

Our general outlook remains positive. We continue to find many companies in our research universe we believe are undervalued with strong fundamentals and good earnings prospects. With a good chance for continued economic growth and modest inflation, capital spending should be robust for several quarters. The major concerns were highlighted earlier but we believe our fundamental approach, emphasizing strong business momentum and undervaluation, will yield good returns even in this more volatile equity environment.


/s/ Stephanie Brandaleone              /s/ Joseph Corrado
-------------------------              ------------------

Stephanie Brandaleone                  Joseph Corrado

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY SMALL CAP VALUE FUND

   COMPARISON OF CHANGE IN VALUE OF $100,000 INVESTMENT IN THE BOSTON COMPANY
              SMALL CAP VALUE FUND AND THE RUSSELL 2000 VALUE INDEX
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE ORIGINAL DOCUMENT.]

                                TBC Small Cap           Russell 2000
                                  Value Fund             Value Index
                                -------------           ------------
              Beginning            $100,000               $100,000
2000
              Quarter2             $100,843               $101,951
              Quarter3             $107,683               $109,435
              Quarter4             $111,802               $118,304
2001
              Quarter1             $108,929               $119,454
              Quarter2             $126,736               $133,355
              Quarter3             $111,044               $115,573
              Quarter4             $134,837               $134,897
2002
              Quarter1             $149,245               $147,818
              Quarter2             $144,170               $144,685
              Quarter3             $116,989               $113,880
              Quarter4             $120,162               $119,484
2003
              Quarter1             $112,611               $113,415
              Quarter2             $137,985               $139,187
              Quarter3             $151,696               $149,939
              Quarter4             $174,883               $174,480
2004
              Quarter1             $189,135               $186,553
              Quarter2             $195,135               $188,134
              Quarter3             $196,400               $188,415

                          AVERAGE ANNUAL TOTAL RETURNS
                          (FOR PERIOD ENDED 9/30/2004)
--------------------------------------------------------------------------------

                                                                                  Since
                                                                                Inception
        1 Year                          3 Year                                  2/01/2000
---------------------------------------------------------------------------------------------
        29.92%                          20.93%                                    19.72%

AVERAGE ANNUAL TOTAL RETURNS REFLECT THE CHANGE IN THE VALUE OF AN INVESTMENT, ASSUMING REINVESTMENT OF THE FUND'S DIVIDEND INCOME AND CAPITAL GAINS. THE $100,000 LINE GRAPH AND THE FUND'S RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. DURING PERIODS OF REIMBURSEMENT BY THE FUND'S INVESTMENT ADVISER (IF APPLICABLE), THE FUND'S TOTAL RETURN WILL BE GREATER THAN IT WOULD BE HAD THE REIMBURSEMENT NOT OCCURRED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY SMALL CAP VALUE FUND

                           SHAREHOLDER EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                                Expenses Paid
                                                             Beginning                    Ending                During Period+
                                                           Account Value              Account Value            April 1, 2004 to
                                                           April 1, 2004           September 30, 2004         September 30, 2004
------------------------------------------------------------------------------------------------------------------------------------
Actual                                                         $1,000.00                   $1,038.40                  $6.01
Hypothetical (5% return per year
  before expenses)                                             $1,000.00                   $1,019.10                  $5.96

------------
+ EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.18%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).THE EXAMPLE REFLECTS THE COMBINED EXPENSES OF THE FUND AND THE MASTER PORTFOLIO IN WHICH IT INVESTS ALL ITS ASSETS.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY SMALL CAP VALUE FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
  Investment in The Boston Company Small Cap Value Portfolio
    ("Portfolio"), at value (Note 1A)                                                                              $61,140,507
  Receivable for Fund shares sold                                                                                       59,502
  Prepaid expenses                                                                                                       6,700
                                                                                                                   -----------
    Total assets                                                                                                    61,206,709

LIABILITIES
 Accrued transfer agent fees                                                           $  3,346
 Accrued trustees' fees and expenses                                                        563
 Accrued expenses and other liabilities                                                  21,063
                                                                                       --------
    Total liabilities                                                                                                   24,972
                                                                                                                   -----------

NET ASSETS                                                                                                         $61,181,737
                                                                                                                   ===========

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                  $40,705,669
  Accumulated net realized gain                                                                                      9,823,185
  Undistributed net investment income (loss)                                                                             2,846
  Net unrealized appreciation                                                                                       10,650,037
                                                                                                                   -----------
TOTAL NET ASSETS                                                                                                   $61,181,737
                                                                                                                   ===========

Shares of beneficial interest outstanding                                                                            2,792,718
                                                                                                                   ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                  $     21.91
                                                                                                                   ===========

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY SMALL CAP VALUE FUND

                             STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income allocated from Portfolio                                                                         $   466,365
  Interest income allocated from Portfolio                                                                              35,505
  Expenses allocated from Portfolio                                                                                  (553,932)
                                                                                                                   -----------
    Net investment loss allocated from Portfolio                                                                      (52,062)
EXPENSES
 Transfer agent fees (Note 2)                                                          $  7,828
 Legal and audit services                                                                24,179
 Registration fees                                                                       22,715
 Trustees' fees and expenses (Note 2)                                                     1,043
 Shareholder reports                                                                      8,600
 Insurance expense                                                                          975
 Miscellaneous                                                                           10,418
                                                                                       --------
    Total expenses                                                                                                      75,758
                                                                                                                   -----------
      Net investment income (loss)                                                                                   (127,820)
                                                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                                                                                 9,973,051
  Change in unrealized appreciation (depreciation)
    on investments allocated from Portfolio                                                                          3,761,962
                                                                                                                   -----------
      Net realized and unrealized gain (loss) on investments                                                        13,735,013
                                                                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                              $13,607,193
                                                                                                                   ===========


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY SMALL CAP VALUE FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       FOR THE                  FOR THE
                                                                                      YEAR ENDED               YEAR ENDED
                                                                                  SEPTEMBER 30, 2004       SEPTEMBER 30, 2003
                                                                                  -------------------      -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
  Net investment loss                                                                $  (127,820)          $   (18,579)
  Net realized gains                                                                   9,973,051             4,950,349
  Change in net unrealized appreciation                                                3,761,962             5,875,996
                                                                                     -----------           -----------
  Net increase in net assets from operations                                          13,607,193            10,807,766
                                                                                     -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                                  --               (57,917)
  From net realized gains on investments                                              (4,564,248)              (43,792)
                                                                                     -----------           -----------
  Total distributions to shareholders                                                 (4,564,248)             (101,709)
                                                                                     -----------           -----------
FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                    11,834,111             7,729,570
  Value of shares issued to shareholders in payment of distributions declared          4,026,790                71,480
  Cost of shares redeemed                                                             (9,027,160)           (9,136,228)
                                                                                     -----------           -----------
  Net increase (decrease) in net assets from Fund share transactions                   6,833,741            (1,335,178)
                                                                                     -----------           -----------
TOTAL INCREASE IN NET ASSETS                                                          15,876,686             9,370,879
NET ASSETS
  At beginning of period                                                              45,305,051            35,934,172
                                                                                     -----------           -----------
  At end of period (including undistributed
    net investment income of $2,846 and $6,976)                                      $61,181,737           $45,305,051
                                                                                     ===========           ===========

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY SMALL CAP VALUE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                    FOR THE PERIOD
                                                                                                                   FEBRUARY 1, 2000
                                                                         YEAR ENDED SEPTEMBER 30,                   (COMMENCEMENT
                                                              -----------------------------------------------     OF OPERATIONS) TO
                                                                2004         2003          2002         2001      SEPTEMBER 30, 2000
                                                              -------       ------       -------      -------    -------------------
NET ASSET VALUE, BEGINNING OF YEAR                            $ 18.49       $14.30       $ 13.86      $ 14.01           $11.05
                                                              -------       ------       -------      -------           ------
FROM INVESTMENT OPERATIONS:
   Net investment income* (1)                                   (0.05)       (0.01)         0.05         0.10             0.04
   Net realized and unrealized gains (loss) on investments       5.27         4.24          0.75         0.31             2.94
                                                              -------       ------       -------      -------           ------
Total from investment operations                                 5.22         4.23          0.80         0.41             2.98
                                                              -------       ------       -------      -------           ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                      --        (0.02)        (0.04)       (0.06)           (0.02)
   From net realized gains on investments                       (1.80)       (0.02)        (0.32)       (0.50)              --
                                                              -------       ------       -------      -------           ------
Total distributions to shareholders                             (1.80)       (0.04)        (0.36)       (0.56)           (0.02)
                                                              -------       ------       -------      -------           ------
NET ASSET VALUE, END OF PERIOD                                $ 21.91       $18.49       $ 14.30      $ 13.86           $14.01
                                                              =======       ======       =======      =======           ======

TOTAL RETURN (+)                                                29.92%       29.64%         5.43%        3.12%           26.98%
RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)                        1.18%        1.15%         1.00%        1.00%            1.00%**
   Net Investment Income (loss) (to
      average daily net assets)                                 (0.24)%      (0.05)%        0.32%        0.68%            0.50%**
   Portfolio Turnover (2)                                         N/A           51%          164%         149%              71%
   Net Assets, End of Period (000's omitted)                  $61,182      $45,305       $35,934      $28,532           $3,764

-------

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (1)                                N/A     $ (0.03)       $ 0.01       $ 0.05       $(0.26)

Ratios (to average daily net assets):
   Expenses                                                        N/A        1.28%         1.24%        1.37%        4.51%(**)
   Net investment income                                           N/A      (0.18)%         0.08%        0.31%       (3.01)%(**)

(1)  Calculated based on average shares outstanding.
(2) Portfolio turnover represents actitivy while the Fund was investing directly in securities until January 27, 2003. The Portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
+ Total return would have been lower in the absence of expense waivers, returns for periods of less than one year have not been annualized.

**   Annualized for periods less than 1 year.

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY SMALL CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of The Boston Company Small Cap Value Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 92% at September 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for realized and unrealized gains or losses on REITS and wash sales.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. Commitments and Contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY SMALL CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly owned subsidiary of Mellon Institutional Asset Management, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     Effective February 23, 2004, the Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $3,500 during the year ended September 30, 2004.

     The Fund began imposing a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the year ended September 30, 2004, the Fund received no redemption fees.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The following table sets forth all remuneration paid to the Trustees by the Fund for the fiscal year ended September 30, 2004. The fund also bears its pro rata share of the renumeration paid to the Trustees by the Portfolio. See Note 2 of the Portfolio's notes to financial statements which are included elsewhere in this report.

                  NAME OF TRUSTEE
                  -------------------------------
                  Samuel C. Fleming          $500
                  Benjamin M. Friedman       $500
                  John H. Hewitt             $500
                  Caleb Loring, III          $500
                  Patrick J. Sheppard           0
                  Richard S. Wood*              0

     * MR. WOOD RESIGNED FROM THE BOARD OF TRUSTEES ON OCTOBER 7, 2003.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the year ended September 30, 2004 aggregated $16,001,574 and $13,717,798, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                      For the                For the
                                                                    Year Ended             Year Ended
                                                                September 30, 2004     September 30, 2003
                                                                -------------------  -------------------
     Shares sold                                                       566,701               488,251
     Shares issued to shareholders in
       payment of distributions declared                               215,710                 4,747
     Shares redeemed                                                  (440,530)             (555,316)
                                                                     ---------             ---------
     Net increase (decrease)                                           341,881               (62,318)
                                                                     =========             =========

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY SMALL CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     At September 30, 2004, two shareholders of record held approximately 12% and 10% of the total outstanding shares of the Fund, respectively. Investment activities of these shareholders could have a material impact on the Fund.

(5)  FEDERAL TAXES

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

       Undistibuted capital gains      $4,548,304
       Undistributed ordinary income   $5,315,315

     Tax character of distributions paid during the fiscal year ended September 30, 2004, was as follows:

       Distributions paid from:
       Ordinary income                 $2,331,714
       Capital gains                   $2,232,534

     See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                     THE BOSTON COMPANY SMALL CAP VALUE FUND

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Investment Trust and the Shareholders of The Boston Company Small Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Small Cap Value Fund (the "Fund") at September 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investment in the Portfolio at September 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, NY
November 19, 2004

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                 PORTFOLIO INFORMATION AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                  Percentage of
     Top Ten Holdings(*)                                           Sector                         Net Assets
     ----------------------------------------------------------------------------------------------------------
     The Brinks Co.                                                Industrials                         2.0
     Ralcorp Consumer                                              Consumer Staples                    2.0
     FMC Technologies                                              Energy                              1.9
     Perot SYS Corp.                                               Information Technology              1.8
     Waste Connections                                             Industrials                         1.8
     Toro                                                          Industrials                         1.5
     Knight Trading Group                                          Financials                          1.5
     Metris Cos., Inc.                                             Financials                          1.5
     Jones Lang LaSalle                                            Financials                          1.4
     UGI Corp.                                                     Utilities                           1.3
                                                                                                      -----
                                                                                                      16.7

     * Excluding short-term investments and investment of cash collateral.

                                     PERCENTAGE OF
     ECONOMIC SECTOR ALLOCATION        NET ASSETS
     --------------------------------------------
     Consumer Discretionary              11.7
     Consumer Staples                     6.3
     Energy                               4.4
     Financials                          18.4
     Health Care                          8.5
     Industrials                         20.8
     Information Technology              16.0
     Materials                            7.8
     Telecom Services                     1.0
     Utilities                            4.0
     Short-term and Net Other Assets      1.1
                                        -----
                                        100.0

     The Portfolio is actively managed. Current holdings and allocations may be different than those presented above.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                  SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                       VALUE
SECURITY                                                  SHARES     (NOTE 1A)
--------------------------------------------------------------------------------

EQUITIES--98.9%
CONSUMER DISCRETIONARY--11.7%
American Greetings Corp., Class A                         12,200     $  306,464
Aztar Corp.*                                              17,000        450,500
Big 5 Sporting Goods Corp.*                               23,200        528,960
Cache, Inc.*                                              22,600        339,000
Charming Shoppes, Inc.*                                   63,100        449,272
Circuit City Stores, Inc.                                 40,200        616,668
Courier Corp.                                             11,650        485,572
Gemstar-TV Guide International, Inc.*                    114,500        646,925
Interface, Inc.*                                          32,500        260,650
JAKKS Pacific, Inc.*                                      14,200        326,600
K-Swiss Inc., Class A                                     14,700        282,975
Landry's Restaurants, Inc.                                10,500        286,545
Lifetime Hoan Corp. (a)                                   14,500        215,325
Regis Corp.                                               13,600        546,992
Saks, Inc.                                                23,700        285,585
Stanley Furniture Co., Inc.                               10,400        457,600
The Men's Wearhouse, Inc.*                                10,000        290,500
The Yankee Candle Co.*                                    22,400        648,704
Too, Inc.*                                                17,800        321,646
                                                                     -----------
                                                                      7,746,483
                                                                     -----------
CONSUMER STAPLES--6.3%
American Italian Pasta Co. (a)                            13,200        345,180
Fresh Del Monte Produce                                   15,900        396,069
Green Mountain Coffee Roasters*                           16,000        336,320
Hain Celestial Group, Inc.*                               30,500        539,240
J & J Snack Food Corp.*                                    7,100        304,448
Longs Drug Stores Corp.                                   21,700        525,140
Performance Food Group Co.*                               18,300        433,710
Ralcorp Holdings, Inc.                                    36,100      1,303,210
                                                                     -----------
                                                                      4,183,317
                                                                     -----------
ENERGY--4.4%
Dril-Quip, Inc.*                                          18,800        419,240
FMC Technologies, Inc.*                                   36,800      1,229,120
Hydril Co.*                                               14,100        605,595
Tetra Technologies*                                       21,150        656,708
                                                                     -----------
                                                                      2,910,663
                                                                     -----------
FINANCIAL--18.4%
Alabama National Bancorp/Del                               5,000        299,350
Alexandria Real Estate Equities, Inc. REIT                 8,600        565,192
American Home Mortgage Investment Corp. REIT              11,000        307,450


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                  SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                        Value
Security                                                  Shares       (Note 1A)
--------------------------------------------------------------------------------

FINANCIAL (CONTINUED)
Aspen Insurance Holdings Ltd.                             12,500    $   287,625
Assured Guaranty Ltd.                                     18,000        299,880
Bank of Hawaii Corp.                                       8,900        420,525
Boykin Lodging Co. REIT                                   39,200        329,672
Capital Automotive REIT                                   19,500        609,765
First Republic Bank                                       12,200        561,200
Horace Mann Educators Corp.                               26,500        465,870
Innkeepers USA Trust REIT                                 64,200        798,648
ITLA Capital Corp.*                                        6,400        295,680
Jones Lang Lasalle*                                       27,300        901,173
Knight Trading Group* (a)                                107,200        989,456
Lasalle Hotel Properties REIT                             17,000        469,200
Metris Cos, Inc.*                                         99,900        977,022
Pacific Capital Bancorp                                   14,500        428,910
Provident Bancorp, Inc.                                   23,100        271,194
Provident Bankshares Corp.                                12,900        432,795
Santander BanCorp.                                        11,840        296,000
Scottish Annuity & Life Holding                           24,600        520,782
SL Green Realty Corp. REIT                                10,800        559,548
Southwest Bancorporation of Texas                         24,600        495,444
Sterling Bancshares, Inc.                                 21,200        285,140
Summit Bancshares, Inc. (Texas)                           10,000        332,500
                                                                    ------------
                                                                     12,200,021
                                                                    ------------
HEALTH CARE--8.5%
Amedisys, Inc.*                                           13,200        395,340
Apria Healthcare Group, Inc.*                             13,500        367,875
Discovery Partner International*                          80,400        385,920
Hooper Holmes, Inc.                                      105,900        474,432
Inverness Medical Innovation*                             23,000        478,400
Matthews International Corp., Class A                     10,500        355,740
Medicines Co.*                                            10,800        260,712
Penwest Pharmaceuticals Co.*                              20,100        226,929
Perrigo Co.                                               14,900        306,195
Polymedia Corp.                                           21,600        665,280
Res-Care Inc.*                                            28,100        332,985
Select Medical Corp.                                      25,100        337,093
Sierra Health Services*                                    9,520        456,294
U.S. Physical Therapy, Inc.*                              24,100        327,519
United Therapeutics Corp.*                                 7,200        251,496
                                                                    ------------
                                                                      5,622,210
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                  SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                       Value
Security                                                  Shares     (Note 1A)
--------------------------------------------------------------------------------

INDUSTRIAL--20.8%
AGCO Corp.*                                               13,800    $   312,156
C&D Technologies, Inc.                                    32,400        616,248
Celadon Group, Inc.*                                      28,700        546,735
CIRCOR International, Inc.                                13,400        261,300
Cubic Corp.                                               28,600        654,940
Dollar Thrifty Automotive Group*                          22,600        549,858
Esterline Technologies Corp.*                             18,200        556,738
Granite Construction, Inc.                                20,800        497,120
GSI Lumonics Inc.*                                        32,900        344,134
Heico Corp.                                               18,300        323,544
Herley Industries, Inc.*                                  23,100        431,739
Insituform Technologies, Inc.*                            30,400        567,568
Labor Ready*                                              30,900        433,218
Laidlaw International, Inc.*                              37,600        618,520
Landstar System*                                           5,400        316,872
McGrath Rentcorp                                          14,000        511,700
Modtech Holdings Inc.*                                    26,500        199,810
Reliance Steel & Aluminum                                 11,400        452,580
School Specialty, Inc.*                                   12,200        480,802
Simpson Manufacturing                                      7,700        486,640
Sypris Solutions, Inc.                                    31,400        428,610
The Brink's Co.                                           45,000      1,357,650
Toro Co.                                                  14,600        997,180
Trinity Industries                                        15,200        473,784
Ultralife Batteries, Inc.*                                18,900        192,213
Waste Connections* (a)                                    37,050      1,173,744
                                                                    ------------
                                                                     13,785,403
                                                                    ------------
INFORMATION TECHNOLOGY--16.0%
Actel Corp.(*)                                            18,300        278,160
Advanced Energy Industries*                               30,200        280,558
Anaren, Inc.*                                             37,500        504,750
Borland Software Corp.(*)                                 43,600        364,060
Cabot Microelectronics*                                    9,300        337,125
Cymer, Inc.*                                              10,300        295,198
Digi International, Inc.*                                 26,700        305,181
EFunds Corp.*                                             28,300        526,097
Electronics for Imaging, Inc.*                            21,900        355,656
EPIQ Systems, Inc.*                                       26,600        414,428
Exar Corp.* (a)                                           12,900        182,664
Hutchinson Technology, Inc.*                               6,500        173,745
Komag, Inc.*                                              12,200        169,580

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                  SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                       Value
Security                                                  Shares     (Note 1A)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)
Macromedia, Inc.*                                         19,200    $   385,536
ManTech International Corp., Class A*                     32,900        615,888
Mentor Graphics Corp.*                                    19,100        209,432
Newport Corp.*                                            36,900        423,243
Paxar Corp.*                                              27,000        612,360
Perot Systems Corp., Class A*                             73,100      1,173,986
Remec, Inc.*                                              71,700        337,707
SafeNet, Inc.*                                            25,700        677,966
Seachange International, Inc.* (a)                        15,000        239,850
Sybase, Inc.*                                             39,000        537,810
The Bisys Group, Inc.*                                    27,600        403,236
THQ, Inc.*                                                26,800        521,528
Zoran Corp.*                                              17,500        275,100
                                                                    -----------
                                                                     10,600,844
                                                                    -----------
MATERIALS--7.8%
Arch Coal, Inc.* (a)                                      15,500        550,095
Balchem Corp.                                             12,500        372,500
Compass Minerals International, Inc.                      20,300        450,660
Cytec Industries, Inc.                                     4,500        220,275
Florida Rock Industries, Inc.                              9,900        485,001
FMC Corp.                                                  5,300        257,421
Hercules, Inc.*                                           20,800        296,400
Massey Energy                                             17,300        500,489
NN, Inc.                                                  36,300        415,635
Octel Corp.                                               13,900        295,236
RTI International Metals, Inc.*                           22,600        437,762
Spartech Corp.                                            19,500        489,450
Worthington Industries                                    17,500        373,625
                                                                    -----------
                                                                      5,144,549
                                                                    -----------
TELECOMMUNICATIONS SERVICES--1.0%
Surewest Communications                                   14,800        424,316
Warwick Valley Telephone Co.                              10,300        244,728
                                                                    -----------
                                                                        669,044
                                                                    -----------
UTILITIES--4.0%
Cleco Corp.                                               48,400        834,416
Nicor, Inc. (a)                                           12,800        469,760
PNM Resources Inc.                                        21,700        488,467
UGI Corp.                                                 23,700        883,061
                                                                    -----------
Total (Cost $2,448,496)                                               2,675,704
                                                                    -----------
TOTAL EQUITIES (Cost $54,672,140)                                    65,538,238
                                                                    -----------

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                 SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                       Value
Security                                                 Shares      (Note 1A)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--2.7%
INVESTMENT COMPANIES--2.7%
Dreyfus Institutional Preferred Plus **
  (Cost $1,797,889)                                   1,797,889     $  1,797,889
                                                                    ------------
INVESTMENT OF CASH COLLATERAL--4.9%
Dreyfus Cash Management Plus
  Money Market Fund (**) (Cost $3,258,008)            3,258,008        3,258,008
                                                                    ------------
TOTAL INVESTMENTS (COST $59,728,037)--106.5%                          70,594,135
LIABILITIES IN EXCESS OF OTHER ASSETS--(6.5%)                        (4,282,193)
                                                                    ------------
NET ASSETS--100%                                                    $ 66,311,942
                                                                    ============


NOTES TO SCHEDULE OF INVESTMENTS:

REIT--Real Estate Investment Trust
(a) Security, or a portion thereof, was on loan at 9/30/04.
*   Non-income producing security.
**  Affiliated institutional money market fund.

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
 Investment in securities (Note 1A) (including securities on loan, valued at
    $3,122,542 (Note 6)
  Unaffiliated issuers, at value (identified cost $54,672,140)                                                     $65,538,238

  Affiliated investment (Note 1F) (identified cost $5,055,897)                                                       5,055,897
  Receivable for investments sold                                                                                    1,778,805
  Interest and dividends receivable                                                                                     55,168
  Prepaid expenses                                                                                                       4,548
                                                                                                                   -----------
    Total assets                                                                                                    72,432,656

LIABILITIES
 Liability for securities on loan (Note 6)                                               $3,258,008
 Payable for investments purchased                                                        2,820,583
 Accrued accounting and custody fees                                                         14,007
 Accrued trustees' fees and expenses                                                          2,115
 Accrued expenses and other liabilities                                                      26,001
                                                                                         ----------
    Total liabilities                                                                                                6,120,714
                                                                                                                   -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTEREST)                                                          $66,311,942
                                                                                                                   ===========


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                             STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Dividend income                                                                                                  $   481,098
  Interest income (including securities lending income of $24,999) (Note 6)                                             35,596
                                                                                                                   -----------
    Total investment income                                                                                            516,694
EXPENSES
 Investment advisory fee (Note 2)                                                         $ 441,974
 Accounting and custody fees (Note 2)                                                        76,754
 Legal and audit services                                                                    29,031
 Trustees' fees and expenses (Note 2)                                                        11,052
 Insurance expense                                                                            8,412
 Miscellaneous                                                                                2,014
                                                                                          ---------
    Total expenses                                                                                                     569,237
                                                                                                                   -----------
      Net investment loss                                                                                             (52,543)
                                                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss)
    Investment security transactions                                                                                10,097,630
  Change in unrealized appreciation (depreciation)
    Investment securities                                                                                            3,979,928
                                                                                                                   -----------
      Net realized and unrealized gain on investments                                                               14,077,558
                                                                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                              $14,025,015
                                                                                                                   ===========


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        For the Period
                                                                                                       January 28, 2003
                                                                                   for the             (Commencement of
                                                                                 Year Ended             Operations) to
                                                                             September 30, 2004       September 30, 2003
                                                                             -------------------      -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                                                    $   (52,543)             $   (19,540)
  Net realized gains (losses)                                                      10,097,630                4,435,792
  Change in net unrealized appreciation (depreciation)                              3,979,928                7,419,673
                                                                                  -----------              -----------
  Net increase in net assets from operations                                       14,025,015               11,835,925
                                                                                  -----------              -----------
CAPITAL TRANSACTIONS
  Assets contributed by Standish Small Cap Value Fund
    (including unrealized appreciation/depreciation of $533,503)                           --               36,721,319
  Contributions                                                                    21,855,319                5,115,275
  Withdrawals                                                                     (14,941,264)              (8,299,647)
                                                                                  -----------              -----------
  Net increase (decrease) in net assets from capital transactions                   6,914,055               33,536,947
                                                                                  -----------              -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            20,939,070               45,372,872

NET ASSETS
  At beginning of year                                                             45,372,872                       --
                                                                                  -----------              -----------
  At end of year                                                                  $66,311,942              $45,372,872
                                                                                  ===========              ===========


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                      For the Period
                                                                                                     January 28, 2003
                                                                                 for the            (Commencement of
                                                                               Year Ended            Operations) to
                                                                           September 30, 2004      September 30, 2003
                                                                           -------------------     -------------------
TOTAL RETURN +                                                                  30.07%                    29.85%(1)
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)                                         1.03%                     1.10%(2)
  Net Investment Income (to average daily net assets)                           (0.10)%                   (0.07)%(2)
  Portfolio Turnover                                                              123%                      102%(1)
  Net Assets, End of Period (000's omitted)                                    $66,312                  $45,373

-----------

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If the voluntary action had not been taken, the investment income per share and the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                                                                 N/A              1.10%(2)
  Net investment income                                                                    N/A             (0.07)%(2)

+ Total return for the Portfolio has been calculated based on the total return for the investor Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(1)  Not annualized
(2)  Computed on an annualized basis.

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Portfolio (the "Portfolio"), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

     The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies.

     At September 30, 2004, there were two funds, The Boston Company Small Cap Value Fund and Dreyfus Premier Small Cap Equity Fund invested in the Portfolio. The value of the funds' investment in the Portfolio reflects the funds' proportionate interests in the net assets of the Portfolio. At September 30, 2004, The Boston Company Small Cap Value Fund and the Dreyfus Premier Small Cap Equity Fund held approximately 92% and 8% interests in the Portfolio, respectively.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     C. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.

     D. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     F. AFFILIATED ISSUERS:

     Issuers in which the Fund held investments in other investment companies advised by The Boston Company Asset Management, LLC ("TBCAM") or its affiliates.

(2)  INVESTMENT ADVISORY AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets.

     The Portfolio has contracted Mellon Bank, N.A. ("Mellon Bank"), a whollly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide a custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $73,447 during the year ended September 30, 2004.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

     The following table sets forth all remuneration paid to the Trustees for the Portfolio's fiscal year ended September 30, 2004:

                  NAME OF TRUSTEE
                  -------------------------------
                  Samuel C. Fleming        $1,330
                  Benjamin M. Friedman     $1,330
                  John H. Hewitt           $1,330
                  Caleb Loring, III        $1,441
                  Patrick J. Sheppard           0
                  Richard S. Wood*              0

     * Mr. Wood Resigned from the Board of Trustees on October 7, 2003.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 2004 were $74,313,053 and $67,042,007, respectively. For the year ended September 30, 2004, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                                  $59,765,625
                                                     ===========

     Gross unrealized appreciation                   $11,889,141
     Gross unrealized depreciation                   (1,060,631)
                                                     -----------
     Net unrealized appreciation                     $10,828,510
                                                     ===========

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Portfolio did not enter into option transactions during the year ended September 30, 2004.

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At September 30, 2004, the Portfolio held no outstanding financial futures contracts.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(6)  SECURITY LENDING:

     The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio lending agent. Pursuant to this agreement the Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities.

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Fund loaned securities during the year ended September 30, 2004 resulting in security lending income of $24,999. At September 30, 2004, the Fund had $3,122,542 worth of securities on loan.

     See Schedule of Investments for further detail on the security positions on loan.

(7)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of 0.60 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the year ended September 30, 2004, the commitment fee was $1,038 for the Portfolio.

     During the year ended September 30, 2004 the Portfolio had borrowed under the credit facility incurring $54 of interest expense.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  THE BOSTON COMPANY SMALL CAP VALUE PORTFOLIO

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Trustees of Mellon Institutional Funds Master Portfolio and Investors of The Boston Company Small Cap Value Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Small Cap Value Portfolio (the "Portfolio") at September 30, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, NY
November 19, 2004

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of September 30, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming              Trustee        Trustee since    Chairman of the Board         30              None
c/o Decision Resources, Inc.                  11/3/1986         and Chief Executive
260 Charles Street                                             Officer, Decision
Waltham, MA 02453                                              Resources, Inc.
9/30/40

Caleb Loring III               Trustee        Trustee since    Trustee, Essex Street         30              None
c/o Essex Street Associates                   11/3/1986        Associates (family
P.O. Box 181                                                   investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman           Trustee        Trustee since    William Joseph Maier,         30              None
c/o Harvard University                        9/13/1986        Professor of Political
Cambridge, MA 02138                                            Economy, Harvard
8/5/44                                                         University

John H. Hewitt                 Trustee        Trustee since    Trustee, Mertens              30              None
P.O. Box 2333                                 11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35

INTERESTED TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard      Trustee, President   Since 2003       Senior Vice President         30              None
Mellon Institutional          and Chief                        and Chief Operating
Asset Management          Executive Officer                    Officer, Mellon Institutional
One Boston Place                                               Asset Management;
Boston, MA 02108                                               formerly Vice President
7/24/65                                                        and Chief Financial Officer,
                                                               Mellon Institutional
                                                                Asset Management
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann          Vice President     Since 2003       Senior Vice President         30              None
Mellon Institutional        and Secretary                      and Head of Operations
Asset Management                                               Mellon Institutional Asset
One Boston Place                                               Management, formerly
Boston, MA 02108                                               First Vice President,
2/20/61                                                        Mellon Institutional Asset
                                                               Management and Mellon
                                                               Global Investments

                                                                                          Number of
                                                                     Principal          Portfolios in        Other
Name                                         Term of Office        Occupation(s)        Fund Complex     Directorships
Address, and                 Position(s)      and Length of         During Past          Overseen by        Held by
Date of Birth              Held With Trust     Time Served            5 Years              Officer          Officer
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson         Vice President     Vice President   Vice President and Mutual     30              None
Mellon Institutional        and Treasurer     since 1999;      Funds Controller, Mellon
Asset Management                              Treasurer since  Institutional Asset
One Boston Place                              2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland         Assistant Vice     Since 1996       Vice President and            30              None
Mellon Institutional          President                        Manager, Mutual Funds
Asset Management                                               Operations, Mellon
One Boston Place                                               Institutional Asset
Boston, MA 02108                                               Management
8/19/51

Cara E. Hultgren           Assistant Vice     Since 2001       Assistant Vice President      30              None
Mellon Institutional          President                        and Manager, Shareholder
Asset Management                                               Services, Mellon Institutional
One Boston Place                                               Asset Management since 2001;
Boston, MA 02108                                               Shareholder Representative,
1/19/71                                                        Standish Mellon
                                                               Asset Management

Jan F. Jumet                    Chief         Since 2004       Senior Vice President and     30              None
Standish Mellon Assest       Compliance                        Chief Compliance Officer
Management Company LLC         Officer                         for Standish Mellon Asset
One Boston Place                                               Management Company LLC;
Boston, MA 02108                                               formerly Director of
8/9/66                                                         Compliance and
                                                               Administration and Chief
                                                               Administration Officer for
                                                               Standish Mellon Asset
                                                               Management Company LLC,
                                                               Senior Vice President and
                                                               Chief Administration Officer
                                                               for Mellon Bond Associates,
                                                               LLP, and First Vice President
                                                               and Senior Sales Associate
                                                               for Mellon Institutional
                                                               Asset Management

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

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

                 [LOGO] Mellon
                        --------------------------
                        Mellon Institutional Funds

                        One Boston Place
                        Boston, MA 02108-4408
                        800.221.4795
                        www.melloninstitutionalfunds.com


                                                                      0944AR0904

Item 2. Code of Ethics.

        As of September 30, 2004, the Registrant has adopted a Code of Ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Principal Executive Officer and Principal Financial Officer. For the fiscal year ended September 30, 2004, there were no amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the Registrant's Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer is filed as an exhibit to this Form N-CSR under item 11 (a)(1).

Item 3. Audit Committee Financial Expert.

        The Registrant's Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. The audit committee financial experts serving on the Registrant's audit committee are John
        H. Hewitt and Caleb Loring III, both of whom are "independent" pursuant to paragraph (a)(2) of Item 3 of Form N-CSR. Mr. Hewitt served at Morgan Stanley as a securities analyst and also in a supervisory role regarding analysis. He has held a chartered financial analyst designation, as well as a master's degree in business administration from Harvard University. He has been a member of the Registrant's audit committee since its inception. Mr. Loring served as an executive in the commercial lending division of the Bank of Boston, N.A., performing and supervising credit analyses and reviewing financial statements of potential and existing borrowers. Also, Mr. Loring has served as a private trustee in the Ayer Family Office, where his duties involve financial statement analysis.
        He has been a member of the Registrant's audit committee since its inception, and has served on the audit committees of several privately held companies.

Item 4. Principal Accountant Fees and Services.

        (a) AUDIT FEES: The aggregate fees paid or accrued by the Registrant for professional services rendered by the Registrant's principal accountant, PricewaterhouseCoopers LLP, for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended September 30, 2004 and 2003 were $74,219 and $69,089, respectively.
        (b) AUDIT-RELATED FEES: The aggregate fees paid or accrued by the Registrant for the fiscal years ended September 30, 2004 and 2003 for assurance and related services by PricewaterhouseCoopers LLP that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $34,211 and $30,653, respectively. The nature of the services comprising the fees disclosed under this
            Item included: the preparation of fiscal year end tax provisions and distribution requirements necessary to prepare annual financial statements.
        (c) TAX FEES: The aggregate fees paid or accrued for the fiscal years ended September 30, 2004 and 2003 for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $85,985 and $84,216, respectively.
        (d) ALL OTHER FEES: Other than the services reported in paragraphs (a) through (c) of this Item, PricewaterhouseCoopers LLP billed no other fees for products or services provided for the fiscal years ended September 30, 2004 and 2003.
        (e) (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: The Registrant's audit committee pre-approves all audit and non-audit services to be performed by the Registrant's accountant before the accountant is engaged by the Registrant to perform such services.
        (e) (2) 100% of the services described in each of paragraphs (b) through
            (d) of this Item 4 were pre-approved by the Registrant's audit committee before the accountant was engaged by the Registrant to perform such services.
        (f) Not applicable.
        (g) The aggregate non-audit fees billed by PricewaterhouseCoopers LLP for services rendered to the Registrant and the Registrant's investment advisers, and any entity controlling, controlled by or under common control with the advisers that provides ongoing services to the Registrant for the fiscal years ended September 30, 2004 and 2003 were $0 and $50,925, respectively.

        (h) The Registrant's Audit Committee of the Board of Directors had pre-approved all of the non-audit services that were rendered to the Registrant's investment advisers and any entity controlling, controlled by, or under common control with the investment advisers that provides ongoing services to the Registrant, and no such non-audit services were not pre-approved.

Item 5. Audit Committee of Listed Registrants.

        Not applicable to the Registrant.

Item 6. Schedule of Investments

        Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        Not applicable to the Registrant.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

        Not applicable to the Registrant.

Item 9. Submission of Matters to a Vote of Security Holders.

        There have been no material changes.

Item 10. Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date" as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

         (a)(1) Code of Ethics required by Item 2 is attached hereto as an exhibit.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99CERT.302

         (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Mellon Institutional Funds Investment Trust

By (Signature and Title):  /s/ BARBARA A. MCCANN
                           ---------------------
                           Barbara A. McCann, Vice President and Secretary

                           Date:  December 9, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By (Signature and Title):  /s/ PATRICK J. SHEPPARD
                           -----------------------
                           Patrick J. Sheppard, President and Chief Executive Officer

                           Date:  December 9, 2004


By (Signature and Title):  /s/ STEVEN M. ANDERSON
                           ----------------------
                           Steven M. Anderson, Vice President and Treasurer

                           Date:  December 9, 2004